UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-00945

                                     Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                               Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                  Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT VIRTUS EQUITY TRUST

September 30, 2017

Virtus Contrarian Value Fund

Virtus KAR Capital Growth Fund

Virtus KAR Global Quality Dividend Fund

Virtus KAR Mid-Cap Core Fund

Virtus KAR Mid-Cap Growth Fund

Virtus KAR Small-Cap Core Fund

Virtus KAR Small-Cap Growth Fund

Virtus KAR Small-Cap Value Fund

Virtus Rampart Enhanced Core Equity Fund

Virtus Tactical Allocation Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		4

Funds	Fund Summary	Schedule of Investments

Virtus Contrarian Value Fund (“Contrarian Value Fund”)	7	31
Virtus KAR Capital Growth Fund (“KAR Capital Growth Fund”)	9	32
Virtus KAR Global Quality Dividend Fund (“KAR Global Quality Dividend Fund”)	12	33
Virtus KAR Mid-Cap Core Fund (“KAR Mid-Cap Core Fund”)	14	34
Virtus KAR Mid-Cap Growth Fund (“KAR Mid-Cap Growth Fund”)	16	35
Virtus KAR Small-Cap Core Fund (“KAR Small-Cap Core Fund”)	19	36
Virtus KAR Small-Cap Growth Fund (“KAR Small-Cap Growth Fund”)	21	37
Virtus KAR Small-Cap Value Fund (“KAR Small-Cap Value Fund”)	23	38
Virtus Rampart Enhanced Core Equity Fund (“Rampart Enhanced Core Equity Fund”)	25	39
Virtus Tactical Allocation Fund (“Tactical Allocation Fund”)	27	44
Statements of Assets and Liabilities		56
Statements of Operations		58
Statements of Changes in Net Assets		63
Financial Highlights		68
Notes to Financial Statements		75
Report of Independent Registered Public Accounting Firm		90
Tax Information Notice		91
Fund Management Tables		92

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal period on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of Virtus Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present the annual report for your fund, covering a partial, six-month period from April 1, 2017 through September 30, 2017 following the change in fiscal year-end from March 31 to September 30. The fund’s last annual report was for the 12 months ended March 31, 2017.

During the past six months, the Federal Reserve (“the Fed”) raised interest rates for the third time since last December, and in October 2017 began the process of unwinding the balance sheet debt it had accumulated since 2008 in its efforts to stimulate the economy – a clear signal that it believes the U.S. is back on a growth path. Global economic growth also strengthened, with other major central banks preparing to taper their own stimulus policies. Rounding out the optimistic picture, corporate earnings were generally strong during the period.

Against this positive backdrop, equity markets have surged. U.S. large- and small-cap stocks returned 7.71% and 8.27%, as measured by the performance of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 14.66%, compared with the MSCI EAFE® Index (net), which returned 11.86%.

Demand for U.S. Treasuries also remained strong, driven by foreign investors who favored their yield advantage and credit quality over many foreign government bonds. On September 30, 2017, the benchmark 10-year U.S. Treasury yielded 2.33%, compared with 2.31% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, increased 2.31% for the six months, while non-investment grade bonds gained 4.19%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies. The Virtus Funds have even more investment options following Virtus Investment Partners’ (“Virtus”) acquisition of RidgeWorth Investments. We now offer 26 additional funds, including equity, fixed income, international, and asset allocation strategies from three new Virtus affiliates – Ceredex Value Advisors, Seix Investment Advisors, and Silvant Capital Management – and from subadvisers WCM Investment Management and Zevenbergen Capital Investments. I invite you to learn more about our growing family of managers and funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS EQUITY TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF APRIL 1, 2017 TO SEPTEMBER 30, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which is for the fiscal period ended September 30, 2017. The following Expense Table illustrates a Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Contrarian Value Fund
Actual
Class A	$1,000.00	$1,041.90	1.46%	$7.47
Class C	1,000.00	1,038.20	2.20	11.24
Class I	1,000.00	1,043.50	1.19	6.10
Class R6	1,000.00	1,044.00	1.07	5.48
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.75	1.46	7.38
Class C	1,000.00	1,014.04	2.20	11.11
Class I	1,000.00	1,019.10	1.19	6.02
Class R6	1,000.00	1,019.70	1.07	5.42
KAR Capital Growth Fund
Actual
Class A	$1,000.00	$1,160.10	1.30%	$7.04
Class C	1,000.00	1,155.10	2.08	11.24
Class I	1,000.00	1,160.90	1.08	5.85
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.55	1.30	6.58
Class C	1,000.00	1,014.64	2.08	10.50
Class I	1,000.00	1,019.65	1.08	5.47
KAR Global Quality Dividend Fund
Actual
Class A	$1,000.00	$1,043.10	1.35%	$6.91
Class C	1,000.00	1,038.60	2.10	10.73
Class I	1,000.00	1,044.10	1.10	5.64
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.30	1.35	6.83
Class C	1,000.00	1,014.54	2.10	10.61
Class I	1,000.00	1,019.55	1.10	5.57
KAR Mid-Cap Core Fund
Actual
Class A	$1,000.00	$1,087.00	1.20%	$6.28
Class C	1,000.00	1,082.80	1.95	10.18
Class I	1,000.00	1,088.20	0.95	4.97
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.05	1.20	6.07
Class C	1,000.00	1,015.29	1.95	9.85
Class I	1,000.00	1,020.31	0.95	4.81
KAR Mid-Cap Growth Fund
Actual
Class A	$1,000.00	$1,134.80	1.40%	$7.49
Class C	1,000.00	1,130.10	2.15	11.48
Class I	1,000.00	1,135.80	1.15	6.16
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.05	1.40	7.08
Class C	1,000.00	1,014.29	2.15	10.86
Class I	1,000.00	1,019.30	1.15	5.82

VIRTUS EQUITY TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF APRIL 1, 2017 TO SEPTEMBER 30, 2017

Expense Table
	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio	Expenses Paid During Period*
KAR Small-Cap Core Fund
Actual
Class A	$1,000.00	$1,159.20	1.33%	$7.20
Class C	1,000.00	1,154.70	2.08	11.24
Class I	1,000.00	1,161.00	1.08	5.85
Class R6	1,000.00	1,161.40	0.99	5.36
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.40	1.33	6.73
Class C	1,000.00	1,014.64	2.08	10.50
Class I	1,000.00	1,019.65	1.08	5.47
Class R6	1,000.00	1,020.10	0.99	5.01
KAR Small-Cap Growth Fund
Actual
Class A	$1,000.00	$1,204.10	1.50%	$8.29
Class C	1,000.00	1,199.20	2.25	12.40
Class I	1,000.00	1,205.10	1.25	6.91
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.55	1.50	7.59
Class C	1,000.00	1,013.79	2.25	11.36
Class I	1,000.00	1,018.80	1.25	6.33
KAR Small-Cap Value Fund
Actual
Class A	$1,000.00	$1,085.60	1.32%	$6.90
Class C	1,000.00	1,081.70	2.06	10.75
Class I	1,000.00	1,087.20	1.07	5.60
Class R6	1,000.00	1,087.80	1.01	5.29
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.45	1.32	6.68
Class C	1,000.00	1,014.74	2.06	10.40
Class I	1,000.00	1,019.70	1.07	5.42
Class R6	1,000.00	1,020.00	1.01	5.11
Rampart Enhanced Core Equity Fund
Actual
Class A	$1,000.00	$1,092.60	1.23%	$6.45
Class C	1,000.00	1,089.10	1.98	10.37
Class I	1,000.00	1,094.10	0.98	5.14
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.90	1.23	6.23
Class C	1,000.00	1,015.14	1.98	10.00
Class I	1,000.00	1,020.16	0.98	4.96
Tactical Allocation Fund
Actual
Class A	$1,000.00	$1,092.50	1.36%	$7.13
Class C	1,000.00	1,088.00	2.11	11.04
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.25	1.36	6.88
Class C	1,000.00	1,014.49	2.11	10.66
*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to a Fund’s prospectus.

VIRTUS EQUITY TRUST

KEY INVESTMENT TERMS (Unaudited)

SEPTEMBER 30, 2017

American Depositary Receipt (“ADR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Chicago Board Options Exchange Volatility Index® (“CBOE VIX®”)

The CBOE VIX® shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500® Index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The CBOE VIX® is a widely used measure of market risk and is often referred to as the “investor fear gauge.” The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment

Exchange-Traded Funds (“ETF”)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches and all national and state banks that are part of the system.

Global Quality Dividend Linked Benchmark

The Global Quality Dividend Linked Benchmark consists of the Russell Developed Large Cap Index (net), a free-float market capitalization-weighted index constructed to provide a comprehensive and unbiased barometer for the large-cap segment in the developed world, calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Global Quality Dividend Linked Benchmark prior to 2/1/2017 is that of the Russell 1000® Value Index.

Gross Domestic Product (“GDP”)

The gross domestic product represents the market value of all goods and services produced by the economy during the period measured, including personal consumption, government purchases, private inventories, paid-in construction costs and the foreign trade balance.

MSCI EAFE® Index (net)

The MSCI EAFE® (“Europe, Australasia, Far East”) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS EQUITY TRUST

KEY INVESTMENT TERMS (Unaudited) (Continued)

SEPTEMBER 30, 2017

Payment-in-Kind Security (“PIK”)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (“REIT”)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Russell 1000® Growth Index

The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 1000® Value Index

The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Growth Index

The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Value Index

The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell Developed Large Cap Index (net)

The Russell Developed Large Cap Index (net) is a free-float market capitalization-weighted index constructed to provide a comprehensive and unbiased barometer for the large-cap segment in the developed world. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell Midcap® Growth Index

The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell Midcap® Index

The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS EQUITY TRUST

KEY INVESTMENT TERMS (Unaudited) (Continued)

SEPTEMBER 30, 2017

Russell Midcap® Value Index

The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

SPDR

Represents shares of an open-end exchange-traded fund.

Sponsored ADR (“American Depositary Receipt”)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

Tactical Allocation Fund Linked Benchmark

The Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI EAFE® Index (a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg Barclays U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Tactical Allocation Fund Linked Benchmark prior to 9/7/2016 represents an allocation consisting of 50% S&P 500® Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index.

Contrarian Value Fund Fund Summary (Unaudited)	Ticker Symbols: A Share: FMIVX C Share: FMICX I Share: PIMVX R6 Share: VMVRX

Portfolio Manager Commentary by Sasco Capital, Inc.

⬛	The Fund is diversified and has an investment objective of long-term growth of capital. There is no guarantee that the Fund will achieve its objective.

⬛	Effective September 21, 2017 the Fund changed its fiscal year end from March 31 to September 30. As a result, the commentary addresses six months of performance from April 1, 2017 to September 30, 2017.

⬛	For the fiscal period April 1 through September 30, 2017, the Fund’s Class A shares at NAV returned 4.19%*, Class C shares at NAV returned 3.82%*, Class I shares at NAV returned 4.35%* and Class R6 shares at NAV returned 4.40%*. For the same period, the Russell Midcap® Value Index, which serves as the Fund’s broad-based and style-specific benchmark appropriate for comparison, returned 3.54%*.

* Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales changes. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the six-month fiscal period ended September 30, 2017?

⬛	The bull market continued to charge ahead during the six months, setting new records as markets remained resilient in the face of rate hikes by the Federal Reserve (Fed), natural disasters, and the war of words with North Korea. Performance was varied among the economic sectors. Earnings reports were generally favorable, which lifted a number of economically sensitive holdings. Oil and commodity prices rose, which helped these types of stocks. Interest rates hit bottom at the height of the North Korea fears, which favored utilities. Investors apparently looked beyond the tragic hurricanes of late August and early

September 2017 and saw rebuilding potential, which drove infrastructure stocks higher. Technology was by far the best-performing sector, while consumer stocks continued to languish under the weight of the online retailing threat.

⬛	By mid-September 2017, the economy was looking good enough for the Fed to not only start tapering its balance sheet holdings, but also signal that higher interest rates were forthcoming by year end, with three more rate rises to follow in 2018. The 10-year Treasury yield jumped from a low of 2.04% in early September 2017 to 2.31% by the end of the month, thus driving financials higher. Growth stocks had the edge early in the six-month period, but by the end of September 2017, value stocks managed to finish slightly ahead. The market broadened considerably during the third quarter of 2017, which helped propel many benchmarks to new highs.

What factors affected the Fund’s performance during the fiscal period?

⬛	The Fund posted solid performance for the six-month fiscal period ended September 30, 2017. As the market continued to move higher, a number of the Fund’s holdings were rewarded for their restructuring efforts. The Fund outperformed the Russell Midcap® Value Index for the six months despite the headwind of not owning the strong performing financials and information technology sectors.

⬛	The most significant contribution to Fund returns came from Owens Illinois, FMC, Allegheny Technologies, Raytheon, and Owens Corning. Materials and industrials were the top-performing sectors, while the Fund’s consumer staples stocks continued to languish under the cloud of Amazon.com’s penetration into groceries with its acquisition of Whole Foods. The only significant underperformer was the Fund’s small position in Mattel, which continued to face challenges as new leadership took charge.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at September 30, 2017.
Materials	28%
Industrials	24
Consumer Discretionary	13
Energy	11
Consumer Staples	10
Real Estate	6
Utilities	4
Other (includes short-term investments)	4

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

Contrarian Value Fund (Continued)

Average Annual Total Returns[1] for periods ended 9/30/17
	1 year	5 years	10 years	Since Inception		Inception Date
Class A shares at NAV[2]	9.04%	8.16%	4.73%	—		—
Class A shares at POP[3,4]	2.77	6.89	4.11	—		—
Class C shares at NAV[2] and with CDSC[4]	8.24	7.36	3.95	—		—
Class I shares at NAV[2]	9.33	8.43	—	7.18%		3/10/08
Class R6 shares at NAV[2]	9.48	—	—	1.43		11/12/14
Russell Midcap® Value Index	13.37	14.33	7.85	—	[5]	—

Fund Expense Ratios6: Class A shares: 1.43%; Class C shares: 2.14%; Class I shares: 1.11%; Class R6 shares: 0.99%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The index returned 10.40% for Class I shares and 8.03% for Class R6 shares from the inception date of the respective share class.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 31, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with the underlying funds.

Growth of $10,000 For periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2007, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share classes may be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Capital Growth Fund Fund Summary (Unaudited)	Ticker Symbols: A Share: PSTAX C Share: SSTFX I Share: PLXGX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

⬛	The Fund is diversified and has an investment objective of long-term capital growth. There is no guarantee that the Fund will meet its objective.

⬛	Effective September 21, 2017 the Fund changed its fiscal year end from March 31 to September 30. As a result, the commentary addresses six months of performance from April 1, 2017 to September 30, 2017.

⬛	For the fiscal period April 1 through September 30, 2017, the Fund’s Class A shares at NAV returned 16.01%*++, Class C shares at NAV returned 15.51%*, and Class I shares at NAV returned 16.09%*. For the same period, the Russell 1000® Growth Index, which serves as the Fund’s broad-based and style-specific benchmark appropriate the comparison, returned 10.84%*.

* Returns less than 1 year are not annualized.

++ See footnote 6 on page 11.

All performance figures assume reinvestment of distributions and exclude the effect of sales changes. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the six-month fiscal period ended September 30, 2017?

⬛	The six-month fiscal period was a good environment for the U.S. stock market overall. Smaller-capitalization stocks outperformed their larger counterparts, with the Russell 2000® Index up 8.27% versus the S&P 500® Index return of 7.71% for the six months. Growth stocks continued to outpace value stocks, with the Russell 1000® Growth Index up 10.84% and the Russell 1000® Value Index advancing 4.50%. Lower quality businesses, as measured by S&P Stock Rankings, outperformed their higher quality counterparts.

⬛	During the fiscal period, the best performing sectors in the Russell 1000 Growth® Index were utilities, information technology, and health care. The worst performing sectors were energy, consumer staples, and telecommunication services.

⬛	Despite being in the midst of a raging bull market, we were dealing with a multitude of negative issues including historic natural disasters, potential nuclear war, deadly violence over Civil War monuments, senseless mass shootings, and rigged elections the world over, all of which provided seemingly endless sources of unease. Yet the S&P 500® Index put up its eighth straight quarterly advance, with a serene average daily change of just 0.3%, the lowest since 1968.

⬛	A number of factors continued to paint a positive backdrop for equities. Interest rates remained subdued as the lack of inflation weighed on long-term rates and limited what the Federal Reserve (Fed) could do with short-term rates. Domestic unemployment remained low, wages were on the rise, and home prices continued to appreciate, putting the consumer on solid footing. A synchronized global pickup reduced the risk of contagion from weakness elsewhere in the world.

What factors affected the Fund’s performance during the fiscal period?

⬛	The Fund outperformed the Russell 1000® Growth Index for the six-month fiscal period ending September 30, 2017. The outperformance was driven by strong stock selection in the information technology and consumer staples sectors. Negative stock selection and an overweight exposure in the energy sector; and negative stock selection and an underweight in the health care sector detracted from performance.

For the reporting period, the largest contributors to performance were Alibaba and Facebook.

⬛	Alibaba’s two marketplaces, Taobao and Tmall.com, combine to form the largest online commerce company in the world. Management has committed to a number of social initiatives to further improve mobile monetization over time. Alibaba’s marketplaces have huge network effects, and the company made efforts to foster the ecosystem with investments in payments and logistics partnerships. Taobao, in particular, has become a destination for consumers, merchants, and key opinion leaders to interact and engage in what Alibaba calls social commerce. E-commerce penetration, mobile usage, and growth in Chinese consumer spending power were all durable long-term tailwinds benefitting the company during the fiscal period. Alibaba has attempted to seize the opportunity by using data to improve targeting and increasingly consummating transactions through Alipay, its leading mobile payment offering.

⬛	Facebook continued to grow advertising revenue and take share in the online digital marketing space. The company delivered an unprecedented global reach of approximately 30% of the earth’s population to advertisers in a measurable way. Facebook’s user growth remained stunning despite its scale, and Instagram’s Stories format was a resounding success in fighting off competitors like Snapchat.

The largest detractors from performance were Pioneer National Resources Company and Core Laboratories.

⬛	Pioneer National Resources has amassed valuable, contiguous acreage in the Midland Basin which, with the discovery of fracking and horizontal drilling techniques, has become one of the most prolific and lowest cost basins in the U.S. With upwards of eight billion barrels of oil equivalent in reserves, Pioneer has decades of inventory to drill and had one of the strongest balance sheets in the energy complex for the fiscal period, with investment grade debt and an industry-low debt-to-equity ratio. Early in the third quarter, the company reported issues with pressure in larger fields which required additional per-well development costs and weighed on the shares. While it does not change the ultimate size of the asset, the additional costs and delays forced Pioneer to trim guidance for the current year.

⬛	Core Laboratories’ shares suffered from lower commodity prices and from a short seller’s report claiming the company misrepresented its end-market exposure and its cyclicality.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Capital Growth Fund (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at September 30, 2017.
Information Technology	42%
Consumer Discretionary	24
Health Care	11
Consumer Staples	7
Industrials	6
Financials	5
Energy	3
Other (includes short-term investments)	2

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Capital Growth Fund (Continued)

Average Annual Total Returns[1] for periods ended 9/30/17
	1 year	5 years	10 years
Class A shares at NAV[2]	22.53%	14.51%	6.39%
Class A shares at POP[3,4]	15.48	13.16	5.76
Class C shares at NAV[2] and with CDSC[4]	21.65	13.63	5.60
Class I shares at NAV[2]	22.85	14.79	6.67
Russell 1000® Growth Index	21.94	15.26	9.08

Fund Expense Ratios5: Class A Shares: 1.30%; Class C Shares: 2.11%; Class I Shares: 1.06%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 31, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with the underlying funds.
[6]	The total return for Class A presented in the Financial Highlights section of the report differs from that presented on page 9. The total return for the Financial Highlights is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under U.S. generally accepted accounting principles required in the annual report and semi-annual report.

Growth of $10,000 For periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2007, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Global Quality Dividend Fund Fund Summary (Unaudited)	Ticker Symbols: A Share: PPTAX C Share: PPTCX I Share: PIPTX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

⬛	The Fund is diversified and has an investment objective of total return, consisting of both capital appreciation and current income. There is no guarantee that the Fund will meet its objective.

⬛	Effective September 21, 2017 the Fund changed its fiscal year end from March 31 to September 30. As a result, the commentary addresses six months of performance from April 1, 2017 to September 30, 2017.

⬛	For the fiscal period April 1 through September 30, 2017, the Fund’s Class A shares at NAV returned 4.31%*, Class C shares at NAV returned 3.86%* and Class I shares at NAV returned 4.41%*. For the same period, the Russell Developed Large Cap Index (net), which serves as the Fund’s broad-based and style-specific benchmark appropriate for comparison, returned 9.12%*.

* Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales changes. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the six-month fiscal period ended September 30, 2017?

⬛	The six-month fiscal period was a good environment for stock markets overall. Domestically, smaller-capitalization stocks outperformed their larger counterparts, with the Russell 2000® Index up 8.27% versus the S&P 500® Index return of 7.71% for the six months. Growth stocks continued to outpace value stocks, with the Russell 1000® Growth Index up 10.84% and the Russell 1000® Value Index advancing 4.50%. International markets were stronger than the U.S. during the period, with the MSCI EAFE® Index (net) up 12.18% and the MSCI Emerging Markets Index up 14.93%.
⬛	During the fiscal period, the best performing sectors in the Russell Developed Large Cap Index were information technology, materials, and industrials. The worst performing sectors were energy, consumer staples, and telecommunication services.

⬛	Despite being in the midst of a raging bull market, we were dealing with a multitude of negative issues including historic natural disasters, potential nuclear war, deadly violence over Civil War monuments, senseless mass shootings, and rigged elections the world over, all of which provided seemingly endless sources of unease. Yet the S&P 500® Index put up its eighth straight quarterly advance, with a serene average daily change of just 0.3%, the lowest since 1968.

⬛	A number of factors continued to paint a positive backdrop for equities. Interest rates remained subdued as the lack of inflation weighed on long-term rates and limited what the Federal Reserve (Fed) could do with short-term rates. Domestic unemployment remained low, wages were on the rise, and home prices continued to appreciate, putting the consumer on solid footing. A synchronized global pickup reduced the risk of contagion from weakness elsewhere in the world.

What factors affected the Fund’s performance during the fiscal period?

⬛	The Fund underperformed the Russell Developed Large Cap Index for the six-month fiscal period ended September 30, 2017. The underperformance was driven by negative stock selection in the consumer staples sector, and by negative stock selection and an underweight exposure in the information technology sector. Positive stock selection in financials and energy contributed to performance.

For the reporting period, the largest contributors to performance were HSBC and Royal Dutch Shell.

⬛	HSBC performed well as an improving global economy led to strong demand for loans and to higher interest rates, which both contributed to strong revenue growth.

⬛	Royal Dutch Shell outperformed as energy prices rose during the period, and contributed to the strong performance.

The largest detractors from performance during the period were Altria Group and Meredith.

⬛	Altria Group was negatively impacted by a U.S. Food and Drug Administration (FDA) announcement regarding nicotine levels in cigarettes.

⬛	Meredith’s shares suffered during the period as many investors had anticipated that its acquisition of TIME, Inc. would be a positive for the company. However, in April 2017, TIME announced that it was no longer for sale.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at September 30, 2017.
Financials	18%
Telecommunication Services	14
Utilities	10
Energy	9
Consumer Staples	9
Health Care	9
Real Estate	8
Other (includes short-term investment)	23

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Global Quality Dividend Fund (Continued)

Average Annual Total Returns[1] for periods ended 9/30/17

	1 year	5 years	10 years	Since Inception		Inception Date
Class A shares at NAV[2]	12.54%	10.65%	3.92%	—		—
Class A shares at POP[3,4]	6.07	9.34	3.31	—		—
Class C shares at NAV[2] and with CDSC[4]	11.62	9.80	3.13	—		—
Class I shares at NAV[2]	12.78	10.90	—	6.33%		6/6/08
Russell Developed Large Cap Index (net)	18.28	11.23	4.44	8.58	[5]	—
Global Quality Dividend Linked Benchmark	21.72	14.47	6.51	5.57	[5]	—

Fund Expense Ratios6: Class A Shares: Gross 1.44%, Net 1.35%; Class C Shares: Gross 2.21%, Net 2.10%; Class I Shares: Gross 1.21%, Net 1.10%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The index returns are from Class I shares’ inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 31, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver, in effect through July 31, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.

Growth of $10,000 For periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2007, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Mid-Cap Core Fund Fund Summary (Unaudited)	Ticker Symbols: A Share: VMACX C Share: VMCCX I Share: VIMCX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

⬛	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.

⬛	Effective September 21, 2017 the Fund changed its fiscal year end from March 31 to September 30. As a result, the commentary addresses six months of performance from April 1, 2017 to September 30, 2017.

⬛	For the fiscal period April 1 through September 30, 2017, the Fund’s Class A shares at NAV returned 8.70%*, Class C shares at NAV returned 8.28%* and Class I shares at NAV returned 8.82%*. For the same period, the Russell Midcap® Index, which serves as the Fund’s broad-based and style-specific benchmark appropriate for comparison, returned 6.27%*.

* Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales changes. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the six-month fiscal period ended September 30, 2017?

⬛	The six-month fiscal period was a good environment for the U.S. stock market overall. Smaller-capitalization stocks outperformed their larger counterparts, with the Russell 2000® Index up 8.27% versus the S&P 500® Index return of 7.71% and the Russell Midcap® Index return of 6.27% for the six months. Growth stocks continued to outpace value stocks, with the Russell Midcap® Growth Index up 9.72% and the Russell Midcap® Value Index advancing 3.54%. Lower quality businesses, as measured by S&P Stock Rankings, outperformed their higher quality counterparts.

⬛	During the fiscal period, the best performing sectors in the Russell Midcap® Index were technology, producer durables, and health care. The worst performing sectors were energy, consumer staples, and consumer discretionary.

⬛	Despite the change of administration in Washington, D.C., there was no substantial legislation from the Republican-controlled White House and Congress. The repeal of the Affordable Care Act was pushed aside to focus on tax reform. The market reacted positively to tax plan outlines put forth by the White House.

What factors affected the Fund’s performance during the fiscal period?

⬛	The Fund outperformed the Russell Midcap® Index for the six-month fiscal period ended September 30, 2017. The outperformance was driven by strong stock selection in the consumer discretionary and producer durables sectors. Negative stock selection in financials and materials and processing detracted from performance.

For the reporting period, the largest contributors to performance were AMETEK and WABCO Holdings.

⬛	AMETEK’s stock outperformed due to improving energy and industrial end markets. The company benefited from a differentiated, technical product portfolio and superior capital allocation.

⬛	WABCO Holdings’ shares increased during the period after the company reported sales results that were above expectations and management increased its profit guidance for the year. WABCO benefited from new safety standards that were implemented in key markets like the U.S. and China, and from an improving economy in Europe.

The largest detractors from performance were Signature Bank and Bank of the Ozarks.

⬛	Signature Bank’s shares came under pressure as short-term interest rate increases by the Federal Reserve (Fed) and low long-term rates compressed the bank’s net interest margin. In addition, increased loan prepayments made management cautious about hitting their net loan growth targets for the year. Despite these near-term headwinds, we view Signature Bank as one of the most efficient banks in the U.S. due to its loan growth and profitability metrics.

⬛	Bank of the Ozarks’ shares suffered from a slower-than-expected rolling back of regulations for financial institutions. In addition, the Fed did not appear ready to accelerate its schedule of short-term rate hikes while long-term rates remained low. While these macro issues pressured all bank stocks, Bank of the Ozarks also struggled with the continuation of a multi-quarter slowdown in loan volumes. While slower loan growth disappointed some investors, we remain focused on credit metrics and profitability – both of which remain well above peers.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations

The following table presents the portfolio holding within certain sectors as a percentage of total investments attributable to each sector at September 30, 2017.
Industrials	22%
Information Technology	19
Health Care	14
Financials	13
Consumer Discretionary	10
Consumer Staples	7
Materials	4
Other (includes short-term investments)	11

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Mid-Cap Core Fund (Continued)

Average Annual Total Returns[1] for periods ended 9/30/17
	1 year	5 year	Since Inception		Inception Date
Class A shares at NAV[2]	17.58%	14.38%	15.05%		6/22/09
Class A shares at POP[3,4]	10.82	13.03	14.23		6/22/09
Class C shares at NAV[2] and with CDSC[4]	16.68	13.53	14.18		6/22/09
Class I shares at NAV[2]	17.84	14.65	15.32		6/22/09
Russell Midcap® Index	15.32	14.26	16.93	[5]	—

Fund Expense Ratios6: Class A shares: Gross 1.51%, Net 1.20%; Class C shares: Gross 2.29%, Net 1.95%; Class I shares: Gross 1.28%, Net 0.95%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 31, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver, in effect through July 31, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.

Growth of $10,000 For periods ended 9/30

This chart assumes an initial investment of $10,000 made on June 22, 2009 (inception date of the Fund), for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Mid-Cap Growth Fund Fund Summary (Unaudited)	Ticker Symbols: A Share: PHSKX C Share: PSKCX I Share: PICMX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

⬛	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.

⬛	Effective September 21, 2017 the Fund changed its fiscal year end from March 31 to September 30. As a result, the commentary addresses six months of performance from April 1, 2017 to September 30, 2017.

⬛	For the fiscal period April 1 through September 30, 2017, the Fund’s Class A shares at NAV returned 13.48%*, Class C shares at NAV returned 13.01%*, and Class I shares at NAV returned 13.58%*. For the same period, the Russell Midcap® Growth Index, which serves as the Fund’s broad-based and style-specific benchmark appropriate for comparison, returned 9.72%*.

* Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales changes. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the six-month fiscal period ended September 30, 2017?

⬛	The six-month fiscal period was a good environment for the U.S stock market overall. Smaller-capitalization stocks outperformed their larger counterparts, with the Russell 2000® Index up 8.27% versus the S&P 500® Index return of 7.71% and the Russell Midcap® Index return of 6.27% for the six months. Growth stocks continued to outpace value stocks, with the Russell Midcap® Growth Index up 9.72% and the Russell Midcap® Value Index advancing 3.54%. Lower quality businesses, as measured by S&P Stock Rankings, outperformed their higher quality counterparts.

⬛	During the fiscal period, the best performing sectors in the Russell Midcap® Growth Index were utilities, information technology, and financials. The worst performing sectors were energy, consumer staples, and consumer discretionary.

⬛	Despite being in the midst of a raging bull market, we were dealing with a multitude of negative issues including historic natural disasters, potential nuclear war, deadly violence over Civil War monuments, senseless mass shootings, and rigged elections the world over, all of which provided seemingly endless sources of unease. Yet the S&P 500® Index put up its eighth straight quarterly advance, with a serene average daily change of just 0.3%, the lowest since 1968.

⬛	A number of factors continued to paint a positive backdrop for equities. Interest rates remained subdued as the lack of inflation weighed on long-term rates and limited what the Federal Reserve (Fed) could do with short-term rates. Domestic unemployment remained low, wages were on the rise, and home prices continued to appreciate, putting the consumer on solid footing. A synchronized global pickup reduced the risk of contagion from weakness elsewhere in the world.

What factors affected the Fund’s performance during the fiscal period?

⬛	The Fund outperformed the Russell Midcap® Growth Index for the six-month fiscal period ended September 30, 2017. The outperformance was driven by strong stock selection and an overweight exposure in the information technology sector, as well as strong stock selection in the consumer discretionary sector. Negative stock selection in the financials sector and an overweight exposure to energy detracted from performance.

For the reporting period, the largest contributors to performance were Autohome and Kite Pharma.

⬛	Autohome reported robust revenue growth and profit improvement that surpassed expectations, as its financial results continued to benefit from the secular shift of advertising budgets from offline to online media. It is worth noting that just before the end of the fiscal period, two senior executives at Autohome resigned for personal reasons. Based on follow-up conversations we had with the company, these departures were not related to the fundamentals of the business, and management planned to maintain the current corporate strategy.

Therefore, given Autohome’s strong competitive positioning, improved capital allocation and the expected long-term growth of the Chinese car market, the Fund remained invested in the business as of the end of the period.

⬛	Kite Pharma was acquired by Gilead Sciences in the third quarter of 2017 at a 29% premium to the previous closing price. Shares tripled from the start of 2017 through September 30, 2017.

The largest detractors from performance were Ellie Mae and MSC Industrial Direct.

⬛	Ellie Mae reported slightly weaker-than-expected results and lowered guidance for 2017. The company underestimated the impact of the material drop-off in refinance loan volume in 2017 and the associated impact on closed-loan fees. Additionally, Ellie Mae saw delayed revenue due to longer implementation times for recent deals with larger customers.

⬛	MSC Industrial, as with all industrial distributors, benefits greatly from inflation, which helps to create pricing power. Not only was inflation absent during the fiscal period, increasingly transparent online models created an environment of price deflation within the group.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Mid-Cap Growth Fund (Continued)

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at September 30, 2017.
Information Technology	32%
Consumer Discretionary	25
Health Care	14
Consumer Staples	8
Financials	8
Industrials	7
Energy	3
Other (includes short-term investment)	3

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Mid-Cap Growth Fund (Continued)

Average Annual Total Returns[1] for periods ended 9/30/17
	1 year	5 years	10 years
Class A shares at NAV[2]	20.99%	11.57%	5.20%
Class A shares at POP[3,4]	14.03	10.26	4.58
Class C shares at NAV[2] and with CDSC[4]	20.04	10.74	4.42
Class I shares at NAV[2]	21.29	11.85	5.47
Russell Midcap® Growth Index	17.82	14.18	8.20

Fund Expense Ratios5: Class A shares: Gross 1.49%, Net 1.40%; Class C shares: Gross 2.34%, Net 2.15%; Class I shares: Gross 1.27%, Net 1.15%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 31, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver, in effect through July 31, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.

Growth of $10,000 For periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2007, for Class A shares, Class C shares and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Small-Cap Core Fund Fund Summary (Unaudited)	Ticker Symbols: A Share: PKSAX C Share: PKSCX I Share: PKSFX R6 Share: VSCRX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

⬛	The Fund is diversified and has an investment objective of long-term capital appreciation, with dividend income a secondary consideration. There is no guarantee that the Fund will meet its objective.

⬛	Effective September 21, 2017 the Fund changed its fiscal year end from March 31 to September 30. As a result, the commentary addresses six months of performance from April 1, 2017 to September 30, 2017.

⬛	For the fiscal period April 1 through September 30, 2017, the Fund’s Class A shares at NAV returned 15.92%*, Class C shares at NAV returned 15.47%*, Class I shares at NAV returned 16.10%*, and Class R6 shares at NAV returned 16.14%*. For the same period, the Russell 2000® Index, which serves as the Fund’s broad-based and style-specific benchmark appropriate for comparison, returned 8.27%*.

* Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales changes. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the six-month fiscal period ended September 30, 2017?

⬛	The six-month fiscal period was a good environment for the U.S. stock market overall. Smaller-capitalization stocks outperformed their larger counterparts, with the Russell 2000® Index up 8.27% versus the S&P 500® Index return of 7.71%. Growth stocks continued to outpace value stocks, with the Russell 2000® Growth Index up 10.88% and the Russell 2000® Value Index advancing 5.81%. Lower quality businesses, as measured by S&P Stock Rankings, outperformed their higher quality counterparts.

⬛	During the fiscal period, the best performing sectors in the Russell 2000® Index were health care, producer durables, and technology. The worst performing sectors were energy, consumer staples, and materials and processing.
⬛	Despite the change of administration in Washington, D.C., there was no substantial legislation from the Republican-controlled White House and Congress. The repeal of the Affordable Care Act was pushed aside to focus on tax reform. The market reacted positively to tax plan outlines put forth by the White House.

What factors affected the Fund’s performance during the fiscal period?

⬛	The Fund outperformed the Russell 2000® Index for the six-month period ended September 30, 2017. The outperformance was driven by strong stock selection in the technology and consumer discretionary sectors. Negative stock selection and an underweight exposure in health care, as well as an underweight exposure in energy, detracted from performance.

For the reporting period, the largest contributors to performance were Autohome and Fox Factory Holding.

⬛	Autohome reported robust revenue growth and profit improvement that surpassed expectations, as its financial results continued to benefit from the secular shift of advertising budgets from offline to online media. It is worth noting that just before the end of the period, two senior executives at Autohome resigned for personal reasons. Based on follow-up conversations we had with the company, these departures were not related to the fundamentals of the business, and management planned to maintain the current corporate strategy. Therefore, given Autohome’s strong competitive positioning, improved capital allocation, and the expected long-term growth of the Chinese car market, the Fund remained invested in the business as of the end of the period.

⬛	Fox Factory’s growth accelerated due to new model specification wins in its mountain bike segment and the initiation of production of on-road sports trucks by its original equipment manufacturer customers.

The largest detractors from performance were Dril-Quip and Core Laboratories.

⬛	Dril-Quip’s shares lagged, driven by continuous weakness in deep water drilling activity due to depressed crude oil prices. Our favorable view of the company’s competitive positioning remained intact, however. Dril-Quip has a long-term track record of disciplined capital allocation, with a focus on organic growth and returning excess cash to shareholders, and the company’s balance sheet was debt-free during the period.
⬛	Core Labs’ shares lagged due to challenging operating conditions resulting from lower crude oil prices. However, we continued to believe in the company’s long-term market positioning. Core Labs, which has been recognized as the industry’s innovation leader, introduced a number of revolutionary products during the period. The company remained a strong free-cash-flow generator, as it returned excess cash to shareholders in the form of cash dividends and share repurchases.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations

The following table presents the portfolio holding within certain sectors as a percentage of total investments attributable to each sector at September 30, 2017.
Industrials	30%
Information Technology	20
Financials	15
Consumer Discretionary	12
Energy	5
Real Estate	4
Health Care	3
Other (includes short-term investment)	11

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Small-Cap Core Fund (Continued)

Average Annual Total Returns[1] for periods ended 9/30/17
	1 year	5 years	10 years	Since Inception		Inception Date
Class A shares at NAV[2]	30.53%	14.65%	9.40%	—		—
Class A shares at POP[3,4]	23.02	13.30	8.76	—		—
Class C shares at NAV[2] and with CDSC[4]	29.55	13.80	8.59	—		—
Class I shares at NAV[2]	30.90	14.93	9.69	—		—
Class R6 shares at NAV[2]	30.97	—	—	14.82%		11/12/14
Russell 2000® Index	20.74	13.79	7.85	9.80	[5]	—

Fund Expense Ratios6: Class A shares: 1.37%; Class C shares: 2.11%; Class I shares: 1.10%; Class R6 shares: 1.00%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The index returns are from Class R6 shares’ inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 31, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with the underlying funds.

Growth of $10,000 For periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2007, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Small-Cap Growth Fund Fund Summary (Unaudited)	Ticker Symbols: A Share: PSGAX C Share: PSGCX I Share: PXSGX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

⬛	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.

⬛	Effective September 21, 2017 the Fund changed its fiscal year end from March 31 to September 30. As a result, the commentary addresses six months of performance from April 1, 2017 to September 30, 2017.

⬛	For the fiscal period April 1 through September 30, 2017, the Fund’s Class A shares at NAV returned Class C shares at NAV returned 19.92%*++, and Class I shares at NAV returned 20.51%*++. For the same period, the Russell 2000® Growth Index, which serves as the Fund’s broad-based and style-specific benchmark appropriate for comparison, returned 10.88%*.

++ See footnote 6 on page 22.

* Returns less 1 year are not annualized

All performance figures assume reinvestment of distributions and exclude the effect of sales changes. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the six-month fiscal period ended September 30, 2017?

⬛	The six-month fiscal period was a good environment for the U.S. stock market overall. Smaller-capitalization stocks outperformed their larger counterparts, with the Russell 2000® Index up 8.27% versus the S&P 500® Index return of 7.71%. Growth stocks continued to outpace value stocks, with the Russell 2000® Growth Index up 10.88% and the Russell 2000® Value Index advancing 5.81%. Lower quality businesses, as measured by S&P Stock Rankings, outperformed their higher quality counterparts.

⬛	During the fiscal period, the best performing sectors in the Russell 2000® Growth Index were health care, utilities, and producer durables. The worst performing sectors were energy, consumer staples, and materials and processing.

⬛	Despite the change of administration in Washington, D.C., there was no substantial legislation from the Republican-controlled White House and Congress. The repeal of the Affordable Care Act was pushed aside to focus on tax reform. The market reacted positively to tax plan outlines put forth by the White House.

What factors affected the Fund’s performance during the fiscal period?

⬛	The Fund outperformed the Russell 2000® Growth Index for the six-month period ended September 30, 2017. The outperformance was driven by strong stock selection in the consumer discretionary and technology sectors. An underweight exposure in utilities detracted slightly from performance.

For the reporting period, the largest contributors to performance were Autohome and National Research.

⬛	Autohome reported robust revenue growth and profit improvement that surpassed expectations, as its financial results continued to benefit from the secular shift of advertising budgets from offline to online media. It is worth noting that just before the end of the period, two senior executives at Autohome resigned for personal reasons. Based on follow-up conversations we had with the company, these departures were not related to the fundamentals of the business, and management planned to maintain the current corporate strategy. Therefore, given Autohome’s strong competitive positioning, improved capital allocation, and the expected long-term growth of the Chinese car market, the Fund remained invested in the business as of the end of the period.

⬛	National Research’s shares increased after the company reported solid financial results, driven by new client wins and higher contracts with existing clients.

The largest detractors from performance were Ellie Mae and Financial Engines.

⬛	Ellie Mae reported slightly weaker-than-expected results and lowered guidance for 2017. The company underestimated the impact of the material drop-off in refinance loan volume in 2017 and the associated impact on closed-loan fees. Additionally, Ellie Mae saw delayed revenue due to longer implementation times for recent deals with larger customers.

⬛	Financial Engine’s shares suffered due to lower fee rates, higher spending on a new service offering, and moderating asset flows as withdrawals have begun to exceed contributions in the overall 401(k) retirement plan market due to the aging of the U.S. population.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at September 30, 2017.
Information Technology	21%
Consumer Discretionary	20
Industrials	18
Financials	14
Health Care	7
Consumer Staples	6
Other (includes short-term investment)	14

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Small-Cap Growth Fund (Continued)

Average Annual Total Returns[1] for periods ended 9/30/17
	1 year	5 years	10 Years
Class A shares at NAV[2]	32.77%	19.00%	11.32%
Class A shares at POP[3],4	25.13	17.60	10.66
Class C shares at NAV[2] and with CDSC[4]	31.71	18.11	10.48
Class I shares at NAV[2]	33.08	19.29	11.50
Russell 2000® Growth Index	20.98	14.28	8.47

Fund Expense Ratios5: Class A shares: 1.49%; Class C shares: 2.25%; Class I shares: 1.25%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 31, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with the underlying funds.
[6]	The total return for Class C and Class I presented in the Financial Highlights section of the report differs from that presented on page 21 . The total return for the Financial Highlights is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under U.S. generally accepted accounting principles required in the annual report and semi-annual report.

Growth of $10,000 For periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2007, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Small-Cap Value Fund Fund Summary (Unaudited)	Ticker Symbols: A Share: PQSAX C Share: PQSCX I Share: PXQSX R6 Share: VQSRX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

⬛	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.

⬛	Effective September 21, 2017 the Fund changed its fiscal year end from March 31 to September 30. As a result, the commentary addresses six months of performance from April 1, 2017 to September 30, 2017.

⬛	For the fiscal period April 1 through September 30, 2017, the Fund’s Class A shares at NAV returned 8.56%*, Class C shares at NAV returned 8.17%*, Class I shares at NAV returned 8.72%*, and Class R6 shares, returned 8.78%*. For the same period, the Russell 2000® Value Index, which serves as the Fund’s broad-based and style-specific benchmark appropriate for comparison, returned 5.81%*.

* Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales changes. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the six-month fiscal period ended September 30, 2017?

⬛	The six-month fiscal period was a good environment for the U.S. stock market overall. Smaller-capitalization stocks outperformed their larger counterparts, with the Russell 2000® Index up 8.27% versus the S&P 500® Index return of 7.71%. Growth stocks continued to outpace value stocks, with the Russell 2000® Growth Index up 10.88% and the Russell 2000® Value Index advancing 5.81%. Lower quality businesses, as measured by S&P Stock Rankings, outperformed their higher quality counterparts.

⬛	During the fiscal period, the best performing sectors in the Russell 2000® Value Index were health care, producer durables, and consumer discretionary. The worst performing sectors were energy, consumer staples, and materials and processing.

⬛	Despite the change of administration in Washington, D.C., there was no substantial legislation from the Republican-controlled White House and Congress. The repeal of the Affordable Care Act was pushed aside to focus on tax reform. The market reacted positively to tax plan outlines put forth by the White House.

What factors affected the Fund’s performance during the fiscal period?

⬛	The Fund outperformed the Russell 2000® Value Index for the six-month period ended September 30, 2017. The outperformance was driven by strong stock selection in the consumer staples and producer durables sectors. Negative stock selection in consumer discretionary and health care detracted from performance.

For the reporting period, the largest contributors to performance were National Beverage and Thor Industries.

⬛	Robust sales of National Beverage’s La Croix brand fueled positive performance, as the company reported strong growth in consolidated revenue and earnings per share in the third quarter of 2017.

⬛	Thor’s stock increased as sales for both Thor and the recreational vehicle industry surpassed the prior peak, which was reached in 2006. Shares also benefited from positive reactions to the company’s acquisition of competitor Jayco. That acquisition was reasonably priced, gave Thor additional scale, and increased its mix in the fast-growing towable segment.

The largest detractors from performance were Cheesecake Factory and Cinemark Holdings.

⬛	Cheesecake Factory reported somewhat weaker-than-expected results in the third quarter of 2017. The company experienced weakness in its lunch business, which may have stemmed from the challenges in mall traffic. We met with management and were impressed with the company’s operating improvements, as well as incremental opportunities to drive top-line growth.
⬛	Cinemark’s underperformance was driven by a generally weaker slate of films in 2017 relative to the record performance in 2016. Cinemark delivered box office growth in excess of the industry, which drove strong growth in concession sales. But investors were concerned about recent discussions surrounding shrinking windows, which give exhibitors exclusive rights to show a film in a set period.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations

The following table presents the portfolio holding within certain sectors as a percentage of total investments attributable to each sector at September 30, 2017.
Industrials	19%
Consumer Discretionary	14
Financials	14
Information Technology	14
Real Estate	12
Consumer Staples	7
Health Care	6
Other (includes short-term investment)	14

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

KAR Small-Cap Value Fund (Continued)

Average Annual Total Returns[1] for periods ended 9/30/17
	1 year	5 years	10 years	Since Inception		Inception Date
Class A shares at NAV[2]	26.08%	15.40%	8.24%	—		—
Class A shares at POP[3,4]	18.83	14.04	7.60	—		—
Class C shares at NAV[2] and with CDSC[4]	25.22	14.55	7.44	—		—
Class I shares at NAV[2]	26.48	15.70	8.52	—		—
Class R6 shares at NAV[2]	—	—	—	32.25%		11/3/16
Russell 2000® Value Index	20.55	13.27	7.14	27.87	[5]	—

Fund Expense Ratios6: Class A shares: 1.34%; Class C shares: 2.06%; Class I shares: 1.05%; Class R6 shares: 0.96%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The index return is from Class R6 shares’ inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 31, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with the underlying funds.

Growth of $10,000 For periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2007, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

Rampart Enhanced Core Equity Fund Fund Summary (Unaudited)	Ticker Symbols: A Share: PDIAX C Share: PGICX I Share: PXIIX

Portfolio Manager Commentary by Rampart Investment Management Company, LLC

⬛	Rampart Enhanced Core Equity Fund (the “Fund”) is diversified and has investment objectives of capital appreciation and current income. There is no guarantee that the Fund will meet its objectives.

⬛	Effective September 21, 2017 the Fund changed its fiscal year end from March 31 to September 30. As a result, the commentary addresses six months of performance from April 1, 2017 to September 30, 2017.

⬛	For the fiscal period April 1 through September 30, 2017, the Fund’s Class A shares at NAV returned 9.26%*, Class C shares returned 8.91%*++ and Class I shares returned 9.41%*. For the same period, the S&P 500® Index, which serves as the Fund’s broad-based and style-specific benchmark appropriate for comparison, returned 7.71%*.

* Returns less than 1 year are not annualized.

++ See footnote 7 on page 26.

All performance figures assume reinvestment of distributions and exclude the effect of sales changes. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the six-month fiscal period ended September 30, 2017?

⬛	The six months ended September 30, 2017, stand as a textbook example of a bull market for U.S. large-cap equities. The total return for the S&P 500® Index over the time period was nearly 8% – about double the historical average – and volatility was less than half the historical average.

⬛	The U.S. stock market has shown an uncanny ability to shrug off or ignore potential catalysts for selling. The market has absorbed, in no particular order, several devastating hurricanes, an extremely tense domestic political environment, a series of legislative stalemates, and the outright threat of nuclear war. In our historical research, and in our practical experience, we find that there is a self-reinforcing mechanism that tends to perpetuate risk states. In stressed market environments, relatively mundane events can contribute to an overall sense of unease, leading to a continuing cascade of selling and reducing risk, which can become a self-perpetuating cycle. Similarly, in a low volatility environment, market reactions to otherwise serious events can become muted. In the current market, however, the weekly (if not daily) drip of potentially market-moving events has largely been ignored.

⬛	There are numerous theories that seek to explain the strength and resilience of the current bull market – which is currently older than most third-grade students. Our belief is that the forthcoming activity by the Federal Reserve (“the Fed”) has the potential to shape the stock market landscape for years to come, making it a more important factor than others such as the political climate. The track record of bull markets during rising interest rate environments is not a good one. While rising rates is neither a necessary nor sufficient factor for a bear market, it is one more hurdle for an aging bull market to clear.

What factors affected the Fund’s performance during the fiscal period?

⬛	The Fund outperformed the S&P 500® Index by 1.71% for the six-month fiscal period ended September 30, 2017, gaining 9.41% versus 7.71% for the index. This relative outperformance was driven by a continuing series of successful volatility investments during the period.

⬛	The Fund has two performance drivers. The first is an equity portfolio that is intended to closely track the S&P 500® Index, with occasional small tactical tilts at the sector level. As expected, during the six-month period, the equity portfolio neither added to nor detracted from performance relative to the index.

⬛	The second performance driver – and the only expected source of outperformance – is the Fund’s volatility trading strategy. This strategy seeks to generate additional income by extracting value from the difference between implied volatility, as measured by the CBOE Volatility Index®, and the volatility level that actually occurs in market performance. The Fund therefore sells short-dated S&P 500® Index-linked put and call spreads several times each week. The short option in each spread earns an upfront cash premium. A portion of this cash is used to buy additional options that seek to contain losses during extreme market events. This strategy effectively monetizes the widely observed premium that the broader market is willing to pay for certain index options.

⬛	During the fiscal period, the Fund’s options trading strategy provided consistent outperformance over the index. While we expect the Fund to experience occasional larger losses, the vast majority of options trades that expired during the six-month period were successful, and the few losses were relatively small.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Call/Put Spreads: Buying and selling call and put option spreads on the S&P 500® Index risks the loss of the premium when buying, can limit upside participation and increase downside losses.

Fund of Funds: Because the Fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations

The following table presents the portfolio holding within certain sectors as a percentage of total investments attributable to each sector at September 30, 2017.
Information Technology	23%
Financials	17
Health Care	15
Consumer Discretionary	11
Industrials	9
Consumer Staples	8
Energy	6
Other (includes purchased and written options)	11

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

Rampart Enhanced Core Equity Fund (Continued)

Average Annual Total Returns[1] for periods ended 9/30/17
	1 year	5 years	10 years	Since Inception		Inception Date
Class A shares at NAV[2]	23.39%	13.76%	6.70%	—		—
Class A shares at POP[3,4]	16.29	12.42	6.07	—		—
Class C shares at NAV[2] and with CDSC[4]	22.50	12.91	5.90	—		—
Class I shares	23.74	14.02	—	7.26%		11/13/07
S&P 500® Index	18.61	14.22	7.44	7.83	[5]	—

Fund Expense Ratios6: Class A shares: Gross 1.37%, Net 1.21%; Class C shares: Gross 2.14%, Net 1.96%; Class I shares: Gross 1.13%, Net 0.96%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The index return is from class I shares’ inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 31, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver, in effect through July 31, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
[7]	The total return for Class C presented in the Financial Highlights section of the report differs from that presented on page 25 . The total return for the Financial Highlights is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under U.S. generally accepted accounting principles required in the annual report and semi-annual report.

Growth of $10,000 For periods ended 9/31

This chart assumes an initial investment of $10,000 made on September 30, 2007, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

Tactical Allocation Fund Fund Summary (Unaudited)	Ticker Symbols: A Share: NAINX C Share: POICX

Portfolio Managers Commentaries by

Duff & Phelps Investment Management Co.

(International Equity Portfolio),

Kayne Anderson Rudnick Investment Management, LLC

(Domestic Equity Portfolio) and

Newfleet Asset Management, LLC (Fixed Income Portfolio)

⬛	The Fund is diversified and has investment objectives of capital appreciation and income. There is no guarantee that the Fund will meet its objectives.

⬛	Effective September 21, 2017 the Fund changed its fiscal year end from March 31 to September 30. As a result, the commentary addresses six months of performance from April 1, 2017 to September 30, 2017.

⬛	For the fiscal period April 1 through September 30, 2017, the Fund’s Class A shares at NAV returned 9.25%*, and Class C shares at NAV returned 8.80%*. For the same period, the Russell 1000® Growth Index, a broad-based U.S. equity index, returned 10.84%*; the MSCI EAFE® Index (net) a broad-based International Index returned 11.86%*; the Bloomberg Barclays U.S. Aggregate Bond Index, a broad-based fixed income index, returned 2.31%*; and the Tactical Allocation Fund Linked Benchmark, the Fund’s style-specific benchmark, returned 7.52%*.

* Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales changes. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the six-month fiscal period ended September 30, 2017?

U.S. Equities

⬛	The six-month fiscal period was a good environment for the U.S. stock market overall.

Smaller-capitalization stocks outperformed their larger counterparts, with the Russell 2000® Index up 8.27% versus the S&P 500® Index return of 7.71% for the six months. Growth stocks continued to outpace value stocks, with the Russell 1000® Growth Index up 10.84% and the Russell 1000® Value Index advancing 4.50%. Lower quality businesses, as measured by S&P Stock Rankings, outperformed their higher quality counterparts.

⬛	During the fiscal period, the best performing sectors in the Russell 1000® Growth Index were utilities, information technology, and health care. The worst performing sectors were energy, consumer staples, and telecommunication services.

⬛	Despite being in the midst of a raging bull market, we were dealing with a multitude of negative issues including historic natural disasters, potential nuclear war, deadly violence over Civil War monuments, senseless mass shootings, and rigged elections the world over, all of which provided seemingly endless sources of unease. Yet the S&P 500® Index put up its eighth straight quarterly advance, with a serene average daily change of just 0.3%, the lowest since 1968.

⬛	A number of factors continued to paint a positive backdrop for equities. Interest rates remained subdued as the lack of inflation weighed on long-term rates and limited what the Federal Reserve (Fed) could do with short-term rates. Domestic unemployment remained low, wages were on the rise, and home prices continued to appreciate, putting the consumer on solid footing. A synchronized global pickup reduced the risk of contagion from weakness elsewhere in the world.

International Equities

⬛	The international equity markets performed strongly during the six-month fiscal period ended September 30, 2017, with the MSCI EAFE® Index gaining 11.86%. Markets displayed ongoing resilience, posting two consecutive quarters with returns in excess of 5%. Mounting evidence of measured but steady global gross domestic product (GDP) growth was enough to overcome potentially disruptive events such as a weak U.S. dollar, natural disasters, and a tense situation in North Korea. The markets’ resiliency in the face of such challenges underscores just how comfortable investors have become with being uncomfortable.
⬛	Every sector in the MSCI EAFE® Index posted positive returns. The top performing sectors were information technology, materials, and industrials. The weakest performing sectors were telecommunications, real estate, and consumer staples. Broadly speaking, cyclical sectors led the charge over defensive sectors as markets marched higher. This reflected the positive trends in GDP growth.

Fixed Income

⬛	Most spread sectors outperformed U.S. Treasuries during the six-month fiscal period ended September 30, 2017 as spreads tightened. The global growth outlook remained favorable and the search for yield persisted. Within most fixed income sectors, longer duration and lower quality assets were key drivers of performance.

⬛	Still-accommodative monetary policy by the major central banks, a favorable global growth outlook, and better-than-expected Chinese data all provided a positive backdrop. Moderate economic growth in the U.S., good and modestly improving fundamentals, and strong technical factors also supported spread sector outperformance, as did the persistence of the global demand for yield. Periods of weakness within spread sectors were brief as investors waiting on the sidelines took advantage of any meaningful drop in prices to buy in, quickly reversing the declines.

⬛	As anticipated, the Federal Reserve (Fed) raised its target rate 0.25% during the last six months to a range of 1.00% to 1.25%. During its September 2017 meeting, the Fed announced the start of its balance sheet reduction plan.

⬛	Over the last six months, short-term interest rates rose more than long-term rates. This was due to the Fed rate hike and U.S. inflation data that was generally below expectations.

What factors affected the Fund’s performance during the fiscal period?

U.S. Equities

⬛	The U.S. equity portfolio of the Fund underperformed the Russell 1000 Growth® Index for the six-month fiscal period ending September 30, 2017. The underperformance was driven by negative stock selection and an overweight exposure

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

Tactical Allocation Fund (Continued)

to the energy sector, and negative stock selection and an underweight exposure in health care. Strong stock selection in the information technology and consumer staples sectors contributed positively to performance.

⬛	For the reporting period, the largest contributors to performance were Alibaba and Facebook.

⬛	Alibaba’s two marketplaces, Taobao and Tmall.com, combine to form the largest online commerce company in the world. Management has committed to a number of social initiatives to further improve mobile monetization over time. Alibaba’s marketplaces have huge network effects, and the company made efforts to foster the ecosystem with investments in payments and logistics partnerships. Taobao, in particular, has become a destination for consumers, merchants, and key opinion leaders to interact and engage in what Alibaba calls social commerce. E-commerce penetration, mobile usage, and growth in Chinese consumer spending power were all durable long-term tailwinds benefitting the company during the fiscal period. Alibaba has attempted to seize the opportunity by using data to improve targeting and increasingly consummating transactions through Alipay, its leading mobile payment offering.

⬛	Facebook continued to grow advertising revenue and take share in the online digital marketing space. The company delivered an unprecedented global reach of approximately 30% of the earth’s population to advertisers in a measurable way. Facebook’s user growth remained stunning despite its scale, and Instagram’s Stories format was a resounding success in fighting off competitors like Snapchat.

⬛	The largest detractors from performance were Pioneer National Resources Company and Core Laboratories.

⬛	Pioneer National Resources has amassed valuable, contiguous acreage in the Midland Basin which, with the discovery of fracking and horizontal drilling techniques, has become one of the most prolific and lowest cost basins in the U.S. With upwards of eight billion barrels of oil equivalent in reserves, Pioneer has decades of inventory to drill and had one of the strongest balance sheets in the energy complex for the fiscal period, with investment grade debt and an industry-low debt-to-equity ratio. Early in the third quarter, the company reported issues with pressure in larger fields which required additional per-well development costs and weighed on the shares. While it does not change the ultimate size of the asset, the additional costs and delays forced Pioneer to trim guidance for the current year.

⬛	Core Laboratories’ shares suffered from lower commodity prices and from a short seller’s report claiming the company misrepresented its end-market exposure and its cyclicality.

International Equities

⬛	The Fund’s international equity portfolio posted positive performance during the six-month fiscal period, but underperformed the international equity market, as measured by the MSCI EAFE® Index. Stock selection was the primary detractor from relative returns, while sector allocations had a modestly positive impact.

⬛	Stock selection within energy, consumer discretionary, and materials weighed most heavily on the international portfolio’s performance. Shares of specialty motion picture company IMAX Corp. fell more than 33% during the period, which resulted in the largest negative stock-level impact. We continued to own shares of IMAX in the portfolio though the end of the fiscal period, as we believe the selloff was not justified. Stock selection within the industrials, financials, and real estate sectors made a positive contribution, but it was not enough to offset the drag from elsewhere. The largest single-stock contribution to relative returns came from Irish clinical research organization Icon PLC, which rose more than 42% during the period.

⬛	The sector allocations that contributed the most to the portfolio’s relative performance were an overweight exposure to information technology, and underweight exposures to consumer staples and materials. However, the portfolio’s underweight to the utilities and financials sectors, along with an overweight exposure to industrials, detracted modestly from sector allocation results.

⬛	Two straight quarters of strong returns for the MSCI EAFE® Index created a challenging relative performance environment for the portfolio, given our core relative value style. We maintain our disciplined approach despite the headwinds.

Fixed Income

⬛	The underperformance of U.S. Treasuries relative to most fixed income spread sectors was the key driver of the portfolio’s outperformance for the period.

⬛	Among fixed income sectors the portfolio’s allocations to the corporate high yield and emerging markets high yield sectors were the largest positive contributors to performance for the fiscal period.

⬛	During the period, the portfolio’s allocations to corporate high quality and high yield bank loans were the largest detractors from performance.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

Tactical Allocation Fund (Continued)

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at September 30, 2017.
Common Stocks		63%
Information Technology	22%
Consumer Discretionary	13
Healthcare	6
All Other Sectors in Common Stocks	22
Corporate Bonds and Notes		20
Energy	4
Financials	4
Consumer Discretionary	3
All Other Sectors in Corporate Bonds and Notes	9
Mortgage-Backed Securities		5
Foreign Government Securities		4
Loan Agreements		3
Other		5

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

Tactical Allocation Fund (Continued)

Average Annual Total Returns[1] for periods ended 9/30/17
	1 year	5 years	10 years
Class A Shares at NAV[2]	12.99%	6.76%	5.03%
Class A Shares at POP[3],4	6.49	5.50	4.41
Class C Shares at NAV[2] and with CDSC[4]	12.13	5.94	4.25
Bloomberg Barclays U.S. Aggregate Bond Index	0.07	2.07	4.27
MSCI EAFE® Index (net)	19.10	8.38	1.34
Russell 1000® Growth Index	21.94	15.26	9.08
S&P 500® Index*	18.61	14.22	7.44
Tactical Allocation Fund Linked Benchmark*	12.37	8.76	6.48

Fund Expense Ratios5: Class A Shares: 1.36%; Class C Shares: 2.13%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth in the prospectus for the Fund effective July 31, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with the underlying funds.
*	The Tactical Allocation Fund Linked Benchmark no longer includes the S&P 500® Index.

Growth of $10,000 For periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2007, for Class A shares and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—100.2%

Consumer Discretionary—12.7%
Big Lots, Inc.	76,870	$4,118
Hanesbrands, Inc.	151,980	3,745
Mattel, Inc.	140,570	2,176
Target Corp.	101,320	5,979
TJX Cos., Inc. (The)	78,780	5,808

		21,826

Consumer Staples—10.6%
Conagra Brands, Inc.	232,020	7,828
Koninklijke Ahold Delhaize N.V. Sponsored ADR	296,126	5,529
Lamb Weston Holdings, Inc.	102,370	4,800

		18,157

Energy—11.4%
Devon Energy Corp.	130,240	4,781
Occidental Petroleum Corp.	117,460	7,542
ONEOK, Inc.	130,170	7,213

		19,536

Health Care—3.1%
Perrigo Co., plc	63,640	5,387

Industrials—24.6%
Arconic, Inc.	151,950	3,781
Emerson Electric Co.	40,709	2,558
HD Supply Holdings, Inc.(2)	154,360	5,568
Johnson Controls International plc	166,603	6,712

	SHARES	VALUE
Industrials—continued
Owens Corning	57,690	$4,462
Raytheon Co.	40,310	7,521
Republic Services, Inc.	107,612	7,109
USG Corp.(2)	141,200	4,610

		42,321

Materials—27.7%
Allegheny Technologies, Inc.(2)	225,570	5,391
Ball Corp.	135,998	5,617
Crown Holdings, Inc.(2)	109,760	6,555
DowDuPont, Inc.	98,450	6,816
FMC Corp.	59,930	5,352
International Paper Co.	95,676	5,436
Owens-Illinois, Inc.(2)	255,310	6,424
Sealed Air Corp.	142,870	6,103

		47,694

Real Estate—6.2%
GGP, Inc.	125,990	2,617
Macerich Co. (The)	48,520	2,667
Weyerhaeuser Co.	160,720	5,469

		10,753

Utilities—3.9%
Dominion Energy, Inc.	86,330	6,642
TOTAL COMMON STOCKS (Identified Cost $106,668)		172,316
TOTAL LONG TERM INVESTMENTS—100.2%
(Identified Cost $106,668)		172,316

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.4%

Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 0.920%)(3)	642,912	$643
TOTAL SHORT-TERM INVESTMENT (Identified Cost $643)		643
TOTAL INVESTMENTS—100.6% (Identified Cost $107,311)		172,959	(1)
Other assets and liabilities, net—(0.6)%		(1,087)

NET ASSETS—100.0%		$171,872

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Ireland	4
Netherlands	3
Total	100%
† % of total investments as of September 30, 2017.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$172,316	$172,316
Short-Term Investment	643	643

Total Investments	$172,959	$172,959

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2017.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS KAR CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.6%

Consumer Discretionary—23.7%
Amazon.com, Inc.(2)	20,142	$19,364
Ctrip.com International Ltd. ADR(2)	175,890	9,276
Home Depot, Inc. (The)	59,765	9,775
Las Vegas Sands Corp.	220,573	14,152
McDonald’s Corp.	44,490	6,971
MercadoLibre, Inc.	8,800	2,279
Netflix, Inc.(2)	69,580	12,618
NIKE, Inc. Class B	157,260	8,154
Priceline Group, Inc. (The)(2)	8,256	15,115
Ross Stores, Inc.	120,816	7,801
Starbucks Corp.	127,371	6,841

		112,346

Consumer Staples—6.9%
Costco Wholesale Corp.	22,547	3,704
Monster Beverage Corp.(2)	305,943	16,904
Philip Morris International, Inc.	108,917	12,091

		32,699

Energy—3.4%
Cabot Oil & Gas Corp.	156,631	4,190
Core Laboratories N.V.	51,449	5,078
Pioneer Natural Resources Co.	45,630	6,732

		16,000

Financials—4.6%
Bank of America Corp.	503,090	12,748
Charles Schwab Corp. (The)	151,268	6,617
MarketAxess Holdings, Inc.	11,860	2,188

		21,553

Health Care—11.2%
BioMarin Pharmaceutical, Inc.(2)	79,756	7,423
Celgene Corp.(2)	116,942	17,053

	SHARES	VALUE
Health Care—continued
Danaher Corp.	82,012	$7,035
HealthEquity, Inc.(2)	99,730	5,044
Illumina, Inc.(2)	36,930	7,356
Zoetis, Inc.	145,307	9,265

		53,176

Industrials—5.8%
Caterpillar, Inc.	66,710	8,319
Kansas City Southern	45,670	4,964
Rockwell Automation, Inc.	25,790	4,596
Roper Technologies, Inc.	38,329	9,329

		27,208

Information Technology—42.4%
Accenture plc Class A	56,848	7,678
Activision Blizzard, Inc.	133,870	8,636
Alibaba Group Holding Ltd. Sponsored ADR(2)	174,930	30,212
Alphabet, Inc. Class A(2)	8,027	7,816
Amphenol Corp. Class A	172,708	14,618
CoStar Group, Inc.(2)	23,731	6,366
Facebook, Inc. Class A(2)	268,210	45,829
Gartner, Inc.(2)	44,620	5,551
NVIDIA Corp.	85,350	15,258
Paycom Software, Inc.(2)	108,892	8,163
Tencent Holdings Ltd. ADR	217,400	9,547
Visa, Inc. Class A	174,834	18,400
Workday, Inc. Class A(2)	98,371	10,367
Yandex N.V. Class A(2)	364,304	12,004

		200,445

Materials—1.6%
Ecolab, Inc.	59,656	7,672
TOTAL COMMON STOCKS (Identified Cost $258,209)		471,099
TOTAL LONG TERM INVESTMENTS—99.6%
(Identified Cost $258,209)		471,099

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.5%

Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 0.920%)(3)	2,533,675	$2,534
TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,534)		2,534
TOTAL INVESTMENTS—100.1% (Identified Cost $260,743)		473,633	(1)
Other assets and liabilities, net—(0.1)%		(395)

NET ASSETS—100.0%		$473,238

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	87%
China	8
Russia	3
Hong Kong	2
Total	100%
† % of total investments as of September 30, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$471,099	$471,099
Short-Term Investment	2,534	2,534

Total Investment	$473,633	$473,633

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2017.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.2%

Consumer Discretionary—7.1%
Compass Group plc Sponsored ADR	29,528	$638
Las Vegas Sands Corp.	35,190	2,258
Meredith Corp.	20,290	1,126

		4,022

Consumer Staples—8.7%
Altria Group, Inc.	31,440	1,994
British American Tobacco plc Sponsored ADR	12,600	787
Coca-Cola Co. (The)	18,300	824
Imperial Brands plc Sponsored ADR	30,740	1,330

		4,935

Energy—9.4%
Royal Dutch Shell plc Class B Sponsored ADR	39,440	2,467
TOTAL S.A. Sponsored ADR	25,920	1,387
Vermilion Energy, Inc.	41,940	1,492

		5,346

Financials—18.4%
Bank of Hawaii Corp.	9,079	757
CI Financial Corp.	40,387	878
Cincinnati Financial Corp.	7,953	609
HSBC Holdings plc Sponsored ADR	40,290	1,991
Royal Bank of Canada	24,530	1,897
SCOR SE Sponsored ADR	472,740	2,005
Zurich Insurance Group AG ADR	76,457	2,340

		10,477

Health Care—8.7%
AstraZeneca plc Sponsored ADR	52,160	1,767
GlaxoSmithKline plc Sponsored ADR	45,256	1,837
Sonic Healthcare Ltd. Sponsored ADR	49,960	828
Takeda Pharmaceutical Co., Ltd. Sponsored ADR	17,820	494

		4,926

	SHARES	VALUE
Industrials—6.4%
ABB Ltd. Registered Shares	35,000	$865
BAE Systems plc Sponsored ADR	46,280	1,597
Waste Management, Inc.	15,388	1,204

		3,666

Information Technology—5.3%
Analog Devices, Inc.	8,580	739
Cisco Systems, Inc.	25,920	872
Microchip Technology, Inc.	8,230	739
Paychex, Inc.	11,220	673

		3,023

Materials—3.0%
BASF SE Sponsored ADR	8,730	930
RPM International, Inc.	14,610	750

		1,680

Real Estate—8.5%
Crown Castle International Corp.	18,860	1,885
Lamar Advertising Co. Class A	20,310	1,392
Realty Income Corp.	27,590	1,578

		4,855

Telecommunication Services—13.9%
AT&T, Inc.	47,739	1,870
BCE, Inc.	43,080	2,017
Spark New Zealand Ltd.	705,000	1,859
Vodafone Group plc Sponsored ADR	75,166	2,139

		7,885

Utilities—9.8%
National Grid plc Sponsored ADR	30,418	1,908
PPL Corp.	59,300	2,250
WEC Energy Group, Inc.	22,110	1,388

		5,546
TOTAL COMMON STOCKS (Identified Cost $53,119)		56,361
TOTAL LONG TERM INVESTMENTS—99.2%
(Identified Cost $53,119)		56,361

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.7%

Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 0.920%)(2)	411,303	$411
TOTAL SHORT-TERM INVESTMENT (Identified Cost $411)		411
TOTAL INVESTMENTS—99.9%
(Identified Cost $53,530)		56,772(1)
Other assets and liabilities, net—0.1%		47

NET ASSETS—100.0%		$56,819

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	41%
United Kingdom	29
Canada	11
France	6
Switzerland	6
New Zealand	3
Germany	2
Other	2
Total	100%
† % of total investments as of September 30, 2017.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$56,361	$56,361
Short-Term Investment	411	411

Total Investments	$56,772	$56,772

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2017.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS KAR MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—92.3%

Consumer Discretionary—9.8%
Ross Stores, Inc.	45,954	$2,967
Tractor Supply Co.	83,400	5,279
Wynn Resorts Ltd.	19,822	2,952

		11,198

Consumer Staples—7.1%
Church & Dwight Co., Inc.	44,148	2,139
Monster Beverage Corp.(2)	108,949	6,019

		8,158

Energy—3.1%
Core Laboratories N.V.	35,935	3,547

Financials—13.0%
Bank of The Ozarks, Inc.	82,850	3,981
First Financial Bankshares, Inc.	56,965	2,575
Moody’s Corp.	18,185	2,531
RLI Corp.	34,809	1,997
Signature Bank(2)	28,854	3,694

		14,778

Health Care—14.4%
Cooper Cos., Inc. (The)	17,258	4,092
Globus Medical, Inc. Class A(2)	176,310	5,240
West Pharmaceutical Services, Inc.	24,350	2,344
Zoetis, Inc.	74,424	4,745

		16,421

	SHARES	VALUE
Industrials—21.9%
AMETEK, Inc.	89,850	$5,934
Exponent, Inc.	29,740	2,198
Graco, Inc.	35,455	4,385
Lennox International, Inc.	18,700	3,347
Nordson Corp.	32,067	3,800
WABCO Holdings, Inc.(2)	36,155	5,351

		25,015

Information Technology—18.8%
Amphenol Corp. Class A	58,433	4,946
Aspen Technology, Inc.(2)	73,042	4,588
Broadridge Financial Solutions, Inc.	47,710	3,856
Intuit, Inc.	24,681	3,508
Skyworks Solutions, Inc.	44,510	4,535

		21,433

Materials—4.2%
Axalta Coating Systems Ltd.(2)	76,400	2,210
International Flavors & Fragrances, Inc.	17,839	2,549

		4,759
TOTAL COMMON STOCKS (Identified Cost $85,306)		105,309
TOTAL LONG TERM INVESTMENTS—92.3%
(Identified Cost $85,306)		105,309

	SHARES	VALUE
SHORT-TERM INVESTMENT—7.4%

Money Market Mutual Fund—7.4%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 0.920%)(3)	8,422,459	$8,422
TOTAL SHORT-TERM INVESTMENT (Identified Cost $8,422)		8,422
TOTAL INVESTMENTS—99.7% (Identified Cost $93,728)		113,731	(1)
Other assets and liabilities, net—0.3%		332

NET ASSETS—100.0%		$114,063

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$105,309	$105,309
Short-Term Investment	8,422	8,422

Total Investments	$113,731	$113,731

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2017.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

See Notes to Financial Statements

VIRTUS KAR MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%

Consumer Discretionary—25.4%
Ctrip.com International Ltd. ADR(2)	48,365	$2,551
Domino’s Pizza, Inc.	14,185	2,816
Expedia, Inc.	11,511	1,657
MercadoLibre, Inc.	17,915	4,639
Netflix, Inc.(2)	23,580	4,276
Pool Corp.	24,935	2,697
Ross Stores, Inc.	29,125	1,881
Wynn Resorts Ltd.	22,720	3,383

		23,900

Consumer Staples—8.3%
Brown-Forman Corp. Class B	40,670	2,208
McCormick & Co., Inc.	14,560	1,495
Monster Beverage Corp.(2)	74,580	4,121

		7,824

Energy—3.1%
Cabot Oil & Gas Corp.	56,815	1,520
Core Laboratories N.V.	14,190	1,401

		2,921

Financials—7.6%
Financial Engines, Inc.	20,885	726
MarketAxess Holdings, Inc.	18,160	3,351
Northern Trust Corp.	17,550	1,613
Vantiv, Inc. Class A(2)	21,500	1,515

		7,205

Health Care—14.1%
BioMarin Pharmaceutical, Inc.(2)	17,050	1,587
Diplomat Pharmacy, Inc.(2)	75,180	1,557
HealthEquity, Inc.(2)	58,280	2,948
Illumina, Inc.(2)	10,475	2,087
Juno Therapeutics, Inc.(2)	31,540	1,415
Mettler-Toledo International, Inc.(2)	1,540	964

	SHARES	VALUE
Health Care—continued
Teladoc, Inc.(2)	20,830	$690
Zoetis, Inc.	31,400	2,002

		13,250

Industrials—7.0%
Kansas City Southern	13,200	1,435
Middleby Corp. (The)(2)	14,480	1,856
Rockwell Automation, Inc.	8,100	1,443
Roper Technologies, Inc.	7,610	1,852

		6,586

Information Technology—31.7%
Amphenol Corp. Class A	39,245	3,322
Appian Corp.(2)	27,000	768
Autohome, Inc. ADR(2)	47,700	2,866
CoStar Group, Inc.(2)	5,530	1,483
Ellie Mae, Inc.(2)	35,480	2,914
Fair Isaac Corp.	10,260	1,442
FleetCor Technologies, Inc.(2)	8,390	1,298
Gartner, Inc.(2)	23,435	2,916
MuleSoft, Inc. Class A(2)	39,638	798
Okta, Inc.(2)	43,925	1,239
Paycom Software, Inc.(2)	31,080	2,330
Teradyne, Inc.	27,880	1,040
Workday, Inc. Class A(2)	23,960	2,525
Yandex N.V. Class A(2)	84,535	2,785
Yelp, Inc.(2)	50,990	2,208

		29,934

Materials—1.9%
Ball Corp.	43,640	1,802
TOTAL COMMON STOCKS (Identified Cost $55,979)		93,422
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified Cost $55,979)		93,422

	SHARES	VALUE
SHORT-TERM INVESTMENT—1.0%

Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 0.920%)(3)	938,220	$938
TOTAL SHORT-TERM INVESTMENT (Identified Cost $938)		938
TOTAL INVESTMENTS—100.1%
(Identified Cost $56,917)		94,360(1)
Other assets and liabilities, net—(0.1)%		(58)

NET ASSETS—100.0%		$94,302

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	91%
China	6
Russia	3
Total	100%
† % of total investments as of September 30, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$93,422	$93,422
Short-Term Investment	938	938

Total Investments	$94,360	$94,360

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2017.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS KAR SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—92.2%

Consumer Discretionary—12.0%
Fox Factory Holding Corp.(2)	633,437	$27,301
NVR, Inc.(2)	8,058	23,006
Polaris Industries, Inc.	84,040	8,793
Pool Corp.	181,490	19,632

		78,732

Consumer Staples—2.4%
PriceSmart, Inc.	175,900	15,699

Energy—4.6%
Core Laboratories N.V.	87,700	8,656
Dril-Quip, Inc.(2)	485,440	21,432

		30,088

Financials—15.2%
Artisan Partners Asset Management, Inc. Class A	521,200	16,991
FactSet Research Systems, Inc.	116,240	20,936
MarketAxess Holdings, Inc.	115,632	21,335
Primerica, Inc.	387,800	31,625
RLI Corp.	146,508	8,404

		99,291

Health Care—3.0%
Abaxis, Inc.	446,400	19,932

Industrials—29.8%
Copart, Inc.(2)	884,400	30,397
Donaldson Co., Inc.	315,900	14,512
Graco, Inc.	195,400	24,169
Old Dominion Freight Line, Inc.	264,030	29,072
RBC Bearings, Inc.(2)	162,548	20,343
Teledyne Technologies, Inc.(2)	201,800	32,123
Toro Co. (The)	200,480	12,442
WABCO Holdings, Inc.(2)	218,350	32,316

		195,374

	SHARES	VALUE
Information Technology—19.7%
Aspen Technology, Inc.(2)	391,600	$24,596
Autohome, Inc. ADR(2)	842,210	50,600
CDW Corp.	470,800	31,073
Jack Henry & Associates, Inc.	139,800	14,370
Manhattan Associates, Inc.(2)	202,220	8,406

		129,045

Materials—1.7%
AptarGroup, Inc.	130,300	11,246

Real Estate—3.8%
HFF, Inc. Class A	630,000	24,923
TOTAL COMMON STOCKS (Identified Cost $410,057)		604,330
TOTAL LONG TERM INVESTMENTS—92.2%
(Identified Cost $410,057)		604,330

SHORT-TERM INVESTMENT—7.4%

Money Market Mutual Fund—7.4%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 0.920%)(3)	48,402,839	48,403
TOTAL SHORT-TERM INVESTMENT (Identified Cost $48,403)		48,403
TOTAL INVESTMENTS—99.6% (Identified Cost $458,460)		652,733	(1)
Other assets and liabilities, net—0.4%		2,662

NET ASSETS—100.0%		$655,395

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	92%
China	8
Total	100%
† % of total investments as of September 30, 2017.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$604,330	$604,330
Short-Term Investment	48,403	48,403

Total Investments	$652,733	$652,733

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2017.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS KAR SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—86.8%

Consumer Discretionary—20.3%
Emerald Expositions Events, Inc.	1,600,700	$37,200
Fox Factory Holding Corp.(2)	2,380,878	102,616
MercadoLibre, Inc.	212,800	55,100
Ollie’s Bargain Outlet Holdings, Inc.(2)	2,110,616	97,933

		292,849

Consumer Staples—6.4%
Chefs’ Warehouse, Inc. (The)(2)	2,615,700	50,483
PriceSmart, Inc.	473,200	42,233

		92,716

Financials—14.2%
FactSet Research Systems, Inc.	235,950	42,497
Financial Engines, Inc.	294,651	10,239
Interactive Brokers Group, Inc. Class A	1,534,200	69,100
MarketAxess Holdings, Inc.	190,900	35,223
Morningstar, Inc.	575,593	48,920

		205,979

Health Care—6.9%
Abaxis, Inc.	958,800	42,811
National Research Corp. Class A	1,494,034	56,325

		99,136

Industrials—17.8%
AAON, Inc.	874,100	30,135
Copart, Inc.(2)	1,502,400	51,637

	SHARES	VALUE
Industrials—continued
HEICO Corp. Class A	856,666	$65,278
Old Dominion Freight Line, Inc.	615,600	67,784
Omega Flex, Inc.	587,389	42,198

		257,032

Information Technology—21.2%
ANSYS, Inc.(2)	276,300	33,910
Aspen Technology, Inc.(2)	849,000	53,326
Autohome, Inc. ADR(2)	1,999,000	120,100
Ellie Mae, Inc.(2)	397,250	32,626
Mesa Laboratories, Inc.	47,100	7,033
NVE Corp.	483,690	38,197
Paycom Software, Inc.(2)	282,300	21,161

		306,353
TOTAL COMMON STOCKS (Identified Cost $933,967)		1,254,065
TOTAL LONG TERM INVESTMENTS—86.8%
(Identified Cost $933,967)		1,254,065

SHORT-TERM INVESTMENT—13.7%

Money Market Mutual Fund—13.7%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 0.920%)(3)	197,593,398	197,593
TOTAL SHORT-TERM INVESTMENT (Identified Cost $197,593)		197,593
TOTAL INVESTMENTS—100.5% (Identified Cost $1,131,560)		1,451,658	(1)
Other assets and liabilities, net—(0.5)%		(7,387)

NET ASSETS—100.0%		$1,444,271

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	92%
China	8
Total	100%
† % of total investments as of September 30, 2017.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,254,065	$1,254,065
Short-Term Investment	197,593	197,593

Total Investments	$1,451,658	$1,451,658

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2017.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS KAR SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.8%

Consumer Discretionary—14.3%
Cheesecake Factory, Inc. (The)	407,700	$17,172
Cinemark Holdings, Inc.	407,800	14,767
Sally Beauty Holdings, Inc.(2)	535,000	10,475
Thor Industries, Inc.	150,300	18,924

		61,338

Consumer Staples—6.8%
National Beverage Corp.	173,004	21,461
WD-40 Co.	67,654	7,571

		29,032

Energy—3.4%
Core Laboratories N.V.	148,000	14,607

Financials—14.1%
Artisan Partners Asset Management, Inc. Class A	326,900	10,657
Bank of Hawaii Corp.	192,660	16,060
First Financial Bankshares, Inc.	234,360	10,593
Primerica, Inc.	146,963	11,985
RLI Corp.	189,312	10,859

		60,154

Health Care—6.3%
Anika Therapeutics, Inc.(2)	279,790	16,228
Patterson Cos., Inc.	274,900	10,625

		26,853

Industrials—19.4%
Graco, Inc.	99,027	12,249
Landstar System, Inc.	129,028	12,858

	SHARES	VALUE
Industrials—continued
Lincoln Electric Holdings, Inc.	102,610	$9,407
RBC Bearings, Inc.(2)	138,100	17,283
SiteOne Landscape Supply, Inc.(2)	293,460	17,050
Watsco, Inc.	86,633	13,954

		82,801

Information Technology—14.0%
American Software, Inc. Class A	459,391	5,219
Badger Meter, Inc.	309,634	15,172
Cass Information Systems, Inc.	201,119	12,759
Cognex Corp.	86,786	9,571
Jack Henry & Associates, Inc.	104,750	10,767
Manhattan Associates, Inc.(2)	152,120	6,323

		59,811

Materials—3.9%
Scotts Miracle-Gro Co. (The)	173,201	16,859

Real Estate—11.6%
HFF, Inc. Class A	329,900	13,051
MGM Growth Properties LLC Class A	547,480	16,539
RE/MAX Holdings, Inc. Class A	313,920	19,950

		49,540
TOTAL COMMON STOCKS (Identified Cost $281,191)		400,995
TOTAL LONG TERM INVESTMENTS—93.8%
(Identified Cost $281,191)		400,995

	SHARES	VALUE
SHORT-TERM INVESTMENT—6.0%

Money Market Mutual Fund—6.0%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 0.920%)(3)	25,601,602	$25,602
TOTAL SHORT-TERM INVESTMENT (Identified Cost $25,602)		25,602
TOTAL INVESTMENTS—99.8% (Identified Cost $306,793)		426,597	(1)
Other assets and liabilities, net—0.2%		1,021

NET ASSETS—100.0%		$427,618

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$400,995	$400,995
Short-Term Investment	25,602	25,602

Total Investments	$426,597	$426,597

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2017.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.3%

Consumer Discretionary—10.8%
Advance Auto Parts, Inc.(3)	590	$58
Amazon.com, Inc.(2)(3)	3,088	2,969
AutoZone, Inc.(2)(3)	216	129
Best Buy Co., Inc.(3)	2,034	116
BorgWarner, Inc.(3)	1,594	82
CarMax, Inc.(2)(3)	1,480	112
Carnival Corp.(3)	3,268	211
CBS Corp. Class B(3)	2,858	166
Charter Communications, Inc. Class A(2)(3)	1,676	609
Chipotle Mexican Grill, Inc.(2)(3)	229	70
Coach, Inc.(3)	2,247	90
Comcast Corp. Class A(3)	37,148	1,429
Darden Restaurants, Inc.(3)	994	78
Delphi Automotive plc(3)	2,091	206
Discovery Communications, Inc. Class A(2)(3)	1,229	26
Discovery Communications, Inc. Class C(2)(3)	1,685	34
DISH Network Corp. Class A(2)(3)	1,818	99
Dollar General Corp.(3)	1,951	158
Dollar Tree, Inc.(2)(3)	1,830	159
Expedia, Inc.(3)	936	135
Foot Locker, Inc.(3)	1,049	37
Ford Motor Co.(3)	30,540	366
Gap, Inc. (The)(3)	1,759	52
Garmin Ltd.(3)	917	49
General Motors Co.(3)	10,735	433
Genuine Parts Co.(3)	1,178	113
Goodyear Tire & Rubber Co. (The)(3)	2,012	67
H&R Block, Inc.(3)	1,656	44
Hanesbrands, Inc.(3)	2,910	72
Harley-Davidson, Inc.(3)	1,399	67
Hasbro, Inc.(3)	899	88
Hilton Worldwide Holdings, Inc.(3)	1,637	114
Home Depot, Inc. (The)(3)	9,316	1,524
Horton (D.R.), Inc.(3)	2,731	109
Interpublic Group of Cos., Inc. (The)(3)	3,158	66
Kohl’s Corp.(3)	1,362	62
L Brands, Inc.(3)	1,926	80
Leggett & Platt, Inc.(3)	1,057	50
Lennar Corp. Class A(3)	1,624	86
LKQ Corp.(2)(3)	2,464	89
Lowe’s Cos., Inc.(3)	6,720	537
Macy’s, Inc.(3)	2,433	53
Marriott International, Inc. Class A(3)	2,419	267
Mattel, Inc.(3)	2,738	42
McDonald’s Corp.(3)	6,348	995
MGM Resorts International(3)	3,701	121
Michael Kors Holdings Ltd.(2)(3)	1,245	60
Mohawk Industries, Inc.(2)(3)	485	120
Netflix, Inc.(2)(3)	3,340	606
Newell Brands, Inc.(3)	3,745	160
News Corp. Class A(3)	3,054	40
News Corp. Class B(3)	957	13
NIKE, Inc. Class B(3)	10,343	536
Nordstrom, Inc.(3)	889	42
O’Reilly Automotive, Inc.(2)(3)	703	151

	SHARES	VALUE
Consumer Discretionary—continued
Omnicom Group, Inc.(3)	1,791	$133
Priceline Group, Inc. (The)(2)(3)	384	703
PulteGroup, Inc.(3)	2,269	62
PVH Corp.(3)	623	78
Ralph Lauren Corp.(3)	440	39
Ross Stores, Inc.(3)	3,050	197
Royal Caribbean Cruises Ltd.(3)	1,299	154
Scripps Networks Interactive, Inc. Class A(3)	766	66
Signet Jewelers Ltd.(3)	547	36
Starbucks Corp.(3)	11,316	608
Target Corp.(3)	4,303	254
Tiffany & Co.(3)	857	79
Time Warner, Inc.(3)	6,065	621
TJX Cos., Inc. (The)(3)	5,018	370
Tractor Supply Co.(3)	1,027	65
TripAdvisor, Inc.(2)(3)	883	36
Twenty-First Century Fox, Inc. Class A(3)	8,218	217
Twenty-First Century Fox, Inc. Class B(3)	3,893	100
Ulta Salon Cosmetics & Fragrance, Inc.(2)(3)	443	100
Under Armour, Inc. Class A(2)(3)	1,476	24
Under Armour, Inc. Class C(2)(3)	1,473	22
VF Corp.(3)	2,479	158
Viacom, Inc. Class B(3)	2,815	78
Walt Disney Co. (The)(3)	11,369	1,121
Whirlpool Corp.(3)	561	103
Wyndham Worldwide Corp.(3)	834	88
Wynn Resorts Ltd.(3)	638	95
Yum! Brands, Inc.(3)	2,577	190

		20,044

Consumer Staples—7.5%
Altria Group, Inc.(3)	15,169	962
Archer-Daniels-Midland Co.(3)	4,445	189
Brown-Forman Corp. Class B(3)	1,414	77
Campbell Soup Co.(3)	1,532	72
Church & Dwight Co., Inc.(3)	1,992	96
Clorox Co. (The)(3)	992	131
Coca-Cola Co. (The)(3)	30,026	1,351
Colgate-Palmolive Co.(3)	6,906	503
Conagra Brands, Inc.(3)	3,230	109
Constellation Brands, Inc. Class A(3)	1,339	267
Costco Wholesale Corp.(3)	3,428	563
Coty, Inc. Class A(3)	3,764	62
CVS Health Corp.(3)	7,968	648
Dr. Pepper Snapple Group, Inc.(3)	1,414	125
Estee Lauder Cos., Inc. (The) Class A(3)	1,742	188
General Mills, Inc.(3)	4,504	233
Hershey Co. (The)(3)	1,073	117
Hormel Foods Corp.(3)	2,156	69
J.M. Smucker Co. (The)(3)	930	98
Kellogg Co.(3)	1,941	121
Kimberly-Clark Corp.(3)	2,771	326
Kraft Heinz Co.(The)(3)	4,677	363
Kroger Co. (The)(3)	7,061	142
McCormick & Co., Inc.(3)	905	93
Molson Coors Brewing Co. Class B(3)	1,418	116

	SHARES	VALUE
Consumer Staples—continued
Mondelez International, Inc. Class A(3)	11,858	$482
Monster Beverage Corp.(2)(3)	3,133	173
PepsiCo, Inc.(3)	11,138	1,241
Philip Morris International, Inc.(3)	12,137	1,347
Procter & Gamble Co. (The)(3)	20,012	1,821
Sysco Corp.(3)	3,841	207
Tyson Foods, Inc. Class A(3)	2,228	157
Wal-Mart Stores, Inc.(3)	11,563	904
Walgreens Boots Alliance, Inc.(3)	6,659	514

		13,867

Energy—5.6%
Anadarko Petroleum Corp.(3)	4,362	213
Andeavor(3)	1,159	120
Apache Corp.(3)	3,040	139
Baker Hughes a GE Co.(3)	3,264	120
Cabot Oil & Gas Corp.(3)	3,720	100
Chesapeake Energy Corp.(2)(3)	6,096	26
Chevron Corp.(3)	14,836	1,743
Cimarex Energy Co.(3)	760	86
Concho Resources, Inc.(2)(3)	1,143	151
ConocoPhillips(3)	9,717	486
Devon Energy Corp.(3)	4,201	154
EOG Resources, Inc.(3)	4,539	439
EQT Corp.(3)	1,385	90
Exxon Mobil Corp.(3)	33,223	2,724
Halliburton Co.(3)	6,771	312
Helmerich & Payne, Inc.(3)	868	45
Hess Corp.(3)	2,160	101
Kinder Morgan, Inc.(3)	15,020	288
Marathon Oil Corp.(3)	6,793	92
Marathon Petroleum Corp.(3)	4,046	227
National Oilwell Varco, Inc.(3)	3,037	109
Newfield Exploration Co.(2)(3)	1,592	47
Noble Energy, Inc.(3)	3,638	103
Occidental Petroleum Corp.(3)	5,984	384
ONEOK, Inc.(3)	2,947	163
Phillips 66(3)	3,431	314
Pioneer Natural Resources Co.(3)	1,322	195
Range Resources Corp.(3)	1,504	30
Schlumberger Ltd.(3)	10,880	759
TechnipFMC plc(2)(3)	3,729	104
Valero Energy Corp.(3)	3,492	269
Williams Cos., Inc. (The)(3)	6,437	193

		10,326

Financials—13.3%
Affiliated Managers Group, Inc.(3)	442	84
Aflac, Inc.(3)	3,101	252
Allstate Corp. (The)(3)	2,843	261
American Express Co.(3)	5,867	531
American International Group, Inc.(3)	6,869	422
Ameriprise Financial, Inc.(3)	1,190	177
AON plc(3)	2,048	299
Assurant, Inc.(3)	426	41
Bank of America Corp.(3)	77,490	1,964
Bank of New York Mellon Corp. (The)(3)	8,108	430
BB&T Corp.(3)	6,328	297
Berkshire Hathaway, Inc. Class B(2)(3)	14,792	2,712

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—continued
BlackRock, Inc.(3)	948	$424
Brighthouse Financial, Inc.(2)(3)	759	46
Capital One Financial Corp.(3)	3,761	318
CBOE Holdings, Inc.(3)	718	77
Charles Schwab Corp. (The)(3)	9,476	415
Chubb Ltd.(3)	3,658	521
Cincinnati Financial Corp.(3)	1,167	89
Citigroup, Inc.(3)	21,430	1,559
Citizens Financial Group, Inc.(3)	3,956	150
CME Group, Inc.(3)	2,663	361
Comerica, Inc.(3)	1,380	105
Discover Financial Services(3)	2,968	191
E*Trade Financial Corp.(2)(3)	2,123	93
Everest Re Group Ltd.(3)	320	73
Fifth Third Bancorp(3)	5,857	164
Franklin Resources, Inc.(3)	2,669	119
Gallagher (Arthur J.) & Co.(3)	1,404	86
Goldman Sachs Group, Inc. (The)(3)	2,847	675
Hartford Financial Services Group, Inc. (The)(3)	2,866	159
Huntington Bancshares, Inc.(3)	8,483	118
Intercontinental Exchange, Inc.(3)	4,629	318
Invesco Ltd.(3)	3,172	111
JPMorgan Chase & Co.(3)	27,660	2,642
KeyCorp(3)	8,557	161
Leucadia National Corp.(3)	2,523	64
Lincoln National Corp.(3)	1,744	128
Loews Corp.(3)	2,153	103
M&T Bank Corp.(3)	1,197	193
Marsh & McLennan Cos., Inc.(3)	4,027	338
MetLife, Inc.(3)	8,444	439
Moody’s Corp.(3)	1,300	181
Morgan Stanley(3)	11,081	534
Nasdaq, Inc.(3)	890	69
Navient Corp.(3)	2,162	32
Northern Trust Corp.(3)	1,680	154
People’s United Financial, Inc.(3)	2,682	49
PNC Financial Services Group, Inc. (The)(3)	3,771	508
Principal Financial Group, Inc.(3)	2,086	134
Progressive Corp. (The)(3)	4,525	219
Prudential Financial, Inc.(3)	3,341	355
Raymond James Financial, Inc.(3)	999	84
Regions Financial Corp.(3)	9,377	143
S&P Global, Inc.(3)	2,015	315
State Street Corp.(3)	2,761	264
SunTrust Banks, Inc.(3)	3,761	225
Synchrony Financial(3)	6,020	187
T. Rowe Price Group, Inc.(3)	1,885	171
Torchmark Corp.(3)	848	68
Travelers Cos., Inc. (The)(3)	2,178	267
U.S. Bancorp(3)	12,371	663
Unum Group(3)	1,780	91
Wells Fargo & Co.(3)	35,129	1,937
Willis Towers Watson plc(3)	993	153
XL Group Ltd.(3)	2,035	80
Zions Bancorporation(3)	1,586	75

		24,668

Health Care—14.6%
Abbott Laboratories(3)	14,795	789
AbbVie, Inc.(3)	13,788	1,225

	SHARES	VALUE
Health Care—continued
Aetna, Inc.(3)	2,881	$458
Agilent Technologies, Inc.(3)	2,770	178
Alexion Pharmaceuticals, Inc.(2)(3)	1,948	273
Align Technology, Inc.(2)(3)	640	119
Allergan plc(3)	2,912	597
AmerisourceBergen Corp.(3)	1,409	117
Amgen, Inc.(3)	6,384	1,190
Anthem, Inc.(3)	2,294	436
Bard (C.R.), Inc.(3)	627	201
Baxter International, Inc.(3)	4,225	265
Becton, Dickinson & Co.(3)	1,969	386
Biogen, Inc.(2)(3)	1,859	582
Boston Scientific Corp.(2)(3)	11,850	346
Bristol-Myers Squibb Co.(3)	14,273	910
Cardinal Health, Inc.(3)	2,718	182
Celgene Corp.(2)(3)	6,748	984
Centene Corp.(2)(3)	1,521	147
Cerner Corp.(2)(3)	2,525	180
Cigna Corp.(3)	2,226	416
Cooper Cos., Inc. (The)(3)	431	102
Danaher Corp.(3)	5,281	453
DaVita, Inc.(2)(3)	1,375	82
DENTSPLY SIRONA, Inc.(3)	2,024	121
Edwards Lifesciences Corp.(2)(3)	1,808	198
Eli Lilly & Co.(3)	8,412	720
Envision Healthcare Corp.(2)(3)	1,045	47
Express Scripts Holding Co.(2)(3)	5,169	327
Gilead Sciences, Inc.(3)	11,311	916
HCA Healthcare, Inc.(2)(3)	2,463	196
Henry Schein, Inc.(2)(3)	1,341	110
Hologic, Inc.(2)(3)	2,473	91
Humana, Inc.(3)	1,254	306
IDEXX Laboratories, Inc.(2)(3)	784	122
Illumina, Inc.(2)(3)	1,261	251
Incyte Corp.(2)(3)	1,458	170
Intuitive Surgical, Inc.(2)(3)	318	333
Johnson & Johnson(3)	23,351	3,036
Laboratory Corporation of America Holdings(2)(3)	870	131
McKesson Corp.(3)	1,826	280
Medtronic plc(3)	11,824	920
Merck & Co., Inc.(3)	23,721	1,519
Mettler-Toledo International, Inc.(2)(3)	220	138
Mylan NV(2)(3)	3,914	123
Patterson Cos., Inc.(3)	721	28
PerkinElmer, Inc.(3)	972	67
Perrigo Co., plc(3)	1,209	102
Pfizer, Inc.(3)	51,732	1,847
Quest Diagnostics, Inc.(3)	1,165	109
Quintiles IMS Holdings, Inc.(2)(3)	1,188	113
Regeneron Pharmaceuticals, Inc.(2)(3)	658	294
ResMed, Inc.(3)	1,252	96
Stryker Corp.(3)	2,687	382
Thermo Fisher Scientific, Inc.(3)	3,378	639
UnitedHealth Group, Inc.(3)	8,352	1,636
Universal Health Services, Inc. Class B(3)	790	88
Varian Medical Systems, Inc.(2)(3)	812	81
Vertex Pharmaceuticals, Inc.(2)(3)	2,160	328
Waters Corp.(2)(3)	680	122
Zimmer Biomet Holdings, Inc.(3)	1,736	203

	SHARES	VALUE
Health Care—continued
Zoetis, Inc.(3)	4,252	$271

		27,079

Industrials—9.3%
3M Co.(3)	4,670	980
A.O. Smith Corp.(3)	1,177	70
Acuity Brands, Inc.(3)	352	60
Alaska Air Group, Inc.(3)	988	75
Allegion plc(3)	761	66
American Airlines Group, Inc.(3)	3,828	182
AMETEK, Inc.(3)	1,762	116
Arconic, Inc.(3)	3,522	88
Boeing Co. (The)(3)	4,370	1,111
Caterpillar, Inc.(3)	4,517	563
Cintas Corp.(3)	690	100
CSX Corp.(3)	7,210	391
Cummins, Inc.(3)	1,204	202
Deere & Co.(3)	2,299	289
Delta Air Lines, Inc.(3)	5,746	277
Dover Corp.(3)	1,188	109
Eaton Corp. plc(3)	3,496	268
Emerson Electric Co.(3)	5,033	316
Equifax, Inc.(3)	961	102
Expeditors International of Washington, Inc.(3)	1,440	86
Fastenal Co.(3)	2,312	105
FedEx Corp.(3)	1,920	433
Flowserve Corp.(3)	1,044	45
Fluor Corp.(3)	1,117	47
Fortive Corp.(3)	2,338	166
Fortune Brands Home & Security, Inc.(3)	1,229	83
General Dynamics Corp.(3)	2,207	454
General Electric Co.(3)	68,032	1,645
Honeywell International, Inc.(3)	5,958	845
Hunt (JB) Transport Services, Inc.(3)	686	76
IHS Markit Ltd.(2)(3)	2,430	107
Illinois Tool Works, Inc.(3)	2,425	359
Ingersoll-Rand plc(3)	1,990	177
Jacobs Engineering Group, Inc.(3)	962	56
Johnson Controls International plc(3)	7,331	295
Kansas City Southern(3)	848	92
L3 Technologies, Inc.(3)	622	117
Lockheed Martin Corp.(3)	1,942	603
Masco Corp.(3)	2,557	100
Nielsen Holdings plc(3)	2,558	106
Norfolk Southern Corp.(3)	2,258	299
Northrop Grumman Corp.(3)	1,365	393
PACCAR, Inc.(3)	2,735	198
Parker-Hannifin Corp.(3)	1,034	181
Pentair plc(3)	1,340	91
Quanta Services, Inc.(2)(3)	1,184	44
Raytheon Co.(3)	2,275	425
Republic Services, Inc.(3)	1,837	121
Robert Half International, Inc.(3)	1,016	51
Robinson (C.H.) Worldwide, Inc.(3)	1,126	86
Rockwell Automation, Inc.(3)	1,001	178
Rockwell Collins, Inc.(3)	1,259	165
Roper Technologies, Inc.(3)	794	193
Snap-on, Inc.(3)	463	69

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—continued
Southwest Airlines Co.(3)	4,717	$264
Stanley Black & Decker, Inc.(3)	1,188	179
Stericycle, Inc.(2)(3)	681	49
Textron, Inc.(3)	2,042	110
TransDigm Group, Inc.(3)	371	95
Union Pacific Corp.(3)	6,310	732
United Continental Holdings, Inc.(2)(3)	2,168	132
United Parcel Service, Inc. Class B(3)	5,381	646
United Rentals, Inc.(2)(3)	675	94
United Technologies Corp.(3)	5,807	674
Verisk Analytics, Inc.(2)(3)	1,229	102
W.W. Grainger, Inc.(3)	429	77
Waste Management, Inc.(3)	3,172	248
Xylem, Inc.(3)	1,436	90

		17,348

Information Technology—23.1%
Accenture plc Class A(3)	5,323	719
Activision Blizzard, Inc.(3)	5,984	386
Adobe Systems, Inc.(2)(3)	4,246	633
Advanced Micro Devices, Inc.(2)(3)	6,478	83
Akamai Technologies, Inc.(2)(3)	1,522	74
Alliance Data Systems Corp.(3)	490	109
Alphabet, Inc. Class A(2)(3)	2,559	2,492
Alphabet, Inc. Class C(2)(3)	2,565	2,460
Amphenol Corp. Class A(3)	2,624	222
Analog Devices, Inc.(3)	3,128	270
ANSYS, Inc.(2)(3)	749	92
Apple, Inc.(3)	44,729	6,894
Applied Materials, Inc.(3)	9,104	474
Autodesk, Inc.(2)(3)	1,662	187
Automatic Data Processing, Inc.(3)	3,849	421
Broadcom Ltd.(3)	3,442	835
CA, Inc.(3)	2,760	92
Cisco Systems, Inc.(3)	43,138	1,451
Citrix Systems, Inc.(2)(3)	1,329	102
Cognizant Technology Solutions Corp. Class A(3)	5,062	367
Corning, Inc.(3)	7,892	236
CSRA, Inc.(3)	1,294	42
DXC Technology Co.(3)	2,421	208
eBay, Inc.(2)(3)	8,689	334
Electronic Arts, Inc.(2)(3)	2,664	314
F5 Networks, Inc.(2)(3)	571	69
Facebook, Inc. Class A(2)(3)	20,292	3,467
Fidelity National Information Services, Inc.(3)	2,843	265
Fiserv, Inc.(2)(3)	1,823	235
FLIR Systems, Inc.(3)	1,210	47
Gartner, Inc.(2)(3)	792	99
Global Payments, Inc.(3)	1,290	123
Harris Corp.(3)	1,033	136
Hewlett Packard Enterprise Co.(3)	14,237	209
HP, Inc.(3)	14,502	289
Intel Corp.(3)	40,514	1,543
International Business Machines Corp.(3)	7,348	1,066
Intuit, Inc.(3)	2,096	298
Juniper Networks, Inc.(3)	3,369	94
KLA-Tencor Corp.(3)	1,328	141

	SHARES	VALUE
Information Technology—continued
Lam Research Corp.(3)	1,384	$256
Mastercard, Inc. Class A(3)	8,067	1,139
Microchip Technology, Inc.(3)	1,963	176
Micron Technology, Inc.(2)(3)	8,866	349
Microsoft Corp.(3)	66,364	4,943
Motorola Solutions, Inc.(3)	1,380	117
NetApp, Inc.(3)	2,391	105
NVIDIA Corp.(3)	4,981	890
Oracle Corp.(3)	25,657	1,240
Paychex, Inc.(3)	2,721	163
PayPal Holdings, Inc.(2)(3)	9,609	615
Qorvo, Inc.(2)(3)	1,122	79
QUALCOMM, Inc.(3)	12,691	658
Red Hat, Inc.(2)(3)	1,516	168
salesforce.com, Inc.(2)(3)	5,729	535
Seagate Technology plc(3)	2,621	87
Skyworks Solutions, Inc.(3)	1,577	161
Symantec Corp.(3)	5,199	171
Synopsys, Inc.(2)(3)	1,317	106
TE Connectivity Ltd.(3)	3,055	254
Texas Instruments, Inc.(3)	8,560	767
Total System Services, Inc.(3)	1,459	96
VeriSign, Inc.(2)(3)	778	83
Visa, Inc. Class A(3)	15,848	1,668
Western Digital Corp.(3)	2,504	216
Western Union Co. (The)(3)	4,151	80
Xerox Corp.(3)	1,881	63
Xilinx, Inc.(3)	2,109	149

		42,912

Materials—2.9%
Air Products & Chemicals, Inc.(3)	1,870	283
Albemarle Corp.(3)	954	130
Avery Dennison Corp.(3)	769	76
Ball Corp.(3)	3,035	125
CF Industries Holdings, Inc.(3)	2,013	71
DowDuPont, Inc.(3)	17,863	1,237
Eastman Chemical Co.(3)	1,271	115
Ecolab, Inc.(3)	2,267	291
FMC Corp.(3)	1,160	104
Freeport-McMoRan, Inc.(2)(3)	11,536	162
International Flavors & Fragrances, Inc.(3)	687	98
International Paper Co.(3)	3,572	203
LyondellBasell Industries N.V. Class A(3)	2,834	281
Martin Marietta Materials, Inc.(3)	543	112
Monsanto Co.(3)	3,807	456
Mosaic Co. (The)(3)	3,056	66
Newmont Mining Corp.(3)	4,671	175
Nucor Corp.(3)	2,772	155
Packaging Corp. of America(3)	816	93
PPG Industries, Inc.(3)	2,232	242
Praxair, Inc.(3)	2,476	346
Sealed Air Corp.(3)	1,702	73
Sherwin-Williams Co. (The)(3)	704	252
Vulcan Materials Co.(3)	1,151	138
WestRock Co.(3)	2,185	124

		5,408

Real Estate—2.9%
Alexandria Real Estate Equities, Inc.(3)	791	94

	SHARES	VALUE
Real Estate—continued
American Tower Corp.(3)	3,700	$506
Apartment Investment & Management Co. Class A(3)	1,367	60
AvalonBay Communities, Inc.(3)	1,197	214
Boston Properties, Inc.(3)	1,341	165
CBRE Group, Inc. Class A(2)(3)	2,605	99
Crown Castle International Corp.(3)	3,506	350
Digital Realty Trust, Inc.(3)	1,390	164
Duke Realty Corp.(3)	3,093	89
Equinix, Inc.(3)	677	302
Equity Residential(3)	3,198	211
Essex Property Trust, Inc.(3)	570	145
Extra Space Storage, Inc.(3)	1,101	88
Federal Realty Investment Trust(3)	630	78
GGP, Inc.(3)	5,070	105
HCP, Inc.(3)	4,082	114
Host Hotels & Resorts, Inc.(3)	6,424	119
Iron Mountain, Inc.(3)	2,133	83
Kimco Realty Corp.(3)	3,712	73
Macerich Co. (The)(3)	1,043	57
Mid-America Apartment Communities, Inc.(3)	988	106
Prologis, Inc.(3)	4,617	293
Public Storage(3)	1,299	278
Realty Income Corp. (3)	2,380	136
Regency Centers Corp.(3)	1,275	79
Simon Property Group, Inc.(3)	2,725	439
SL Green Realty Corp.(3)	886	90
UDR, Inc.(3)	2,326	88
Ventas, Inc.(3)	3,090	201
Vornado Realty Trust(3)	1,494	115
Welltower, Inc.(3)	3,189	224
Weyerhaeuser Co.(3)	6,534	222

		5,387

Telecommunication Services—2.2%
AT&T, Inc.(3)	52,826	2,069
CenturyLink, Inc.(3)	4,823	91
Level 3 Communications, Inc.(2)(3)	2,479	132
Verizon Communications, Inc.(3)	34,446	1,705

		3,997

Utilities—3.1%
AES Corp.(3)	5,716	63
Alliant Energy Corp.(3)	1,973	82
Ameren Corp.(3)	2,104	122
American Electric Power Co., Inc.(3)	4,255	299
American Water Works Co., Inc.(3)	1,543	125
CenterPoint Energy, Inc.(3)	3,742	109
CMS Energy Corp.(3)	2,440	113
Consolidated Edison, Inc.(3)	2,644	213
Dominion Energy, Inc.(3)	5,446	419
DTE Energy Co.(3)	1,559	167
Duke Energy Corp.(3)	6,015	505
Edison International(3)	2,832	219
Entergy Corp.(3)	1,558	119
Eversource Energy(3)	2,758	167
Exelon Corp.(3)	8,028	302
FirstEnergy Corp.(3)	3,842	119

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
Utilities—continued
NextEra Energy, Inc.(3)	4,073	$597
NiSource, Inc.(3)	2,805	72
NRG Energy, Inc.(3)	2,745	70
PG&E Corp.(3)	4,425	301
Pinnacle West Capital Corp.(3)	969	82
PPL Corp.(3)	5,925	225
Public Service Enterprise Group, Inc.(3)	4,381	203
SCANA Corp.(3)	1,244	60
Sempra Energy(3)	2,175	248
Southern Co. (The)(3)	8,611	423
WEC Energy Group, Inc.(3)	2,737	172
Xcel Energy, Inc.(3)	4,400	208

		5,804
TOTAL COMMON STOCKS (Identified Cost $166,819)		176,840

EXCHANGE-TRADED FUND—3.6%
PowerShares S&P 500 Low Volatility Portfolio(3)(4)	144,618	6,622
TOTAL EXCHANGE-TRADED FUND (Identified Cost $6,638)		6,622

CONTRACTS	VALUE
PURCHASED OPTIONS—0.0%

See the table below for the detailed information

Call Options—0.0%

Put Options—0.0%
TOTAL PURCHASED OPTIONS—0.0% (Premiums Paid $266)	$90
TOTAL LONG TERM INVESTMENTS—98.9%
(Identified Cost $173,723)	183,552
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.9%
(Identified Cost $173,723)	183,552	(1)

WRITTEN OPTIONS—(0.2)%

See the table on page 44 for the detailed information

Call Options—(0.1)%

Put Options—(0.1)%
TOTAL WRITTEN OPTIONS—(0.2)% (Premiums Received $(505))	(265	)(1)
TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.7%
(Identified Cost $173,218)	183,287
Other assets and liabilities, net—1.3%	2,353

NET ASSETS—100.0%	$185,640

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of the security is segregated as collateral for written options.
(4)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(5)	Amount is less than $500.

Open Purchased Options—0.0%
Description	Contracts	Exercise Price	Expiration Date	Notional Amount	Value
Call Options—0.0%
S&P 500® Index	184	$2,600	10/02/17	$47,840	$1
S&P 500® Index	246	2,610	10/04/17	64,206	—	(5)
S&P 500® Index	246	2,600	10/06/17	63,960	2
S&P 500® Index	368	2,585	10/09/17	95,128	2
S&P 500® Index	367	2,600	10/11/17	95,420	2
S&P 500® Index	369	2,615	10/13/17	96,494	6

					13

Put Options—0.0%
S&P 500® Index	184	2,380	10/02/17	43,792	1
S&P 500® Index	246	2,375	10/04/17	58,425	2
S&P 500® Index	246	2,375	10/06/17	58,425	7
S&P 500® Index	368	2,355	10/09/17	86,664	11
S&P 500® Index	367	2,370	10/11/17	86,979	26
S&P 500® Index	369	2,375	10/13/17	87,638	30

					77

					$90

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

Open Written Options—(0.2)%
Description	Contracts	Exercise Price	Expiration Date	Notional Amount	Value
Call Options—(0.1)%
S&P 500® Index	184	$2,550	10/02/17	$(46,920)	$(3)
S&P 500® Index	246	2,560	10/04/17	(62,976)	(4)
S&P 500® Index	246	2,550	10/06/17	(62,730)	(13)
S&P 500® Index	368	2,545	10/09/17	(93,656)	(43)
S&P 500® Index	367	2,550	10/11/17	(93,585)	(44)
S&P 500® Index	369	2,565	10/13/17	(94,649)	(24)

					(131)

Put Options—(0.1)%
S&P 500® Index	184	2,430	10/02/17	(44,712)	(2)
S&P 500® Index	246	2,425	10/04/17	(59,655)	(8)
S&P 500® Index	246	2,425	10/06/17	(59,655)	(10)
S&P 500® Index	368	2,405	10/09/17	(88,504)	(20)
S&P 500® Index	367	2,420	10/11/17	(88,814)	(46)
S&P 500® Index	369	2,425	10/13/17	(89,483)	(48)

					(134)

					$(265)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2017	Level 1 Quoted Prices	Level 2 Quoted Prices
Equity Securities:
Common Stocks	$176,840	$176,840	$—
Exchange-Traded Funds	6,622	6,622	—
Purchased Options	90	73	17

Total Investments before Written Options	$183,552	$183,535	$17

Liabilities:
Equity Securities:
Written Options	$(265)	$(265)	$—

Total Investments net of Written Options	$(265)	$(265)	$—

There were no Level 3 (significant unobservable inputs) priced securities as of September 30, 2017.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.3%
U.S. Treasury Note
1.625%, 2/15/26	$285		$271
2.250%, 8/15/27	200		198
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $474)			469

FOREIGN GOVERNMENT SECURITIES—4.1%
Argentine Republic
7.500%, 4/22/26	305		342
Series NY, 8.280%, 12/31/33	294		342
Bolivarian Republic of Venezuela
RegS, 8.250%, 10/13/24(5)	40		14
RegS, 7.650%, 4/21/25(5)	320		109
9.375%, 1/13/34	130		46
Dominican Republic 144A 6.875%, 1/29/26(4)	100		114
Federative Republic of Brazil
12.500%, 1/5/22	475	BRL	171
Treasury Note Series F, 10.000%, 1/1/23	570	BRL	190
8.500%, 1/5/24	390	BRL	125
Treasury Note Series F, 10.000%, 1/1/25	230	BRL	77
5.625%, 1/7/41	140		141
Kingdom of Bahrain 144A 7.000%, 10/12/28(4)	200		204
Kingdom of Morocco 144A 5.500%, 12/11/42(4)	200		223
Provincia de Buenos Aires
144A, 9.125%, 3/16/24(4)	150		173
144A, 7.875%, 6/15/27(4)	235		255
Republic of Chile 5.500%, 8/5/20	95,000	CLP	158
Republic of Colombia
4.375%, 3/21/23	527,000	COP	171
9.850%, 6/28/27	157,000	COP	67
Republic of Costa Rica 144A 7.000%, 4/4/44(4)	200		213
Republic of El Salvador 144A 6.375%, 1/18/27(4)	260		257
Republic of Indonesia
Series FR70, 8.375%, 3/15/24	1,670,000	IDR	137
Series FR56, 8.375%, 9/15/26	1,813,000	IDR	152
144A, 4.350%, 1/8/27(4)	200		212
Republic of South Africa
Series R208, 6.750%, 3/31/21	1,460	ZAR	105
4.300%, 10/12/28	200		189
Republic of Turkey
6.250%, 9/26/22	200		219
7.375%, 2/5/25	75		87
4.875%, 10/9/26	270		268
6.000%, 3/25/27	200		215
4.875%, 4/16/43	200		178
Russian Federation
144A, 7.850%, 3/10/18(4)	10,000	RUB	174
Series 6216, 6.700%, 5/15/19	6,775	RUB	116
Sultanate of Oman 144A 4.750%, 6/15/26(4)	235		232
Ukraine
144A, 7.750%, 9/1/22(4)	120		127
144A, 7.750%, 9/1/26(4)	160		165

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
United Mexican States
Series M, 6.500%, 6/9/22	1,091	MXN	$60
4.750%, 3/8/44	$70		72
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $6,099)			6,100

MORTGAGE-BACKED SECURITIES—4.8%

Agency—1.1%
FHLMC 3.500%, 4/1/46	216		223
FNMA
3.500%, 12/1/42	206		213
4.000%, 10/1/44	197		208
3.500%, 12/1/45	142		147
3.500%, 1/1/46	83		86
3.000%, 2/1/46	63		63
3.500%, 7/1/47	198		205
4.000%, 7/1/47	256		269
4.000%, 8/1/47	193		203

			1,617

Non-Agency—3.7%
American Homes 4 Rent Trust
14-SFR2, C 144A, 4.705%, 10/17/36(4)	180		193
15-SFR2, C 144A, 4.691%, 10/17/45(4)	205		221
15-SFR1, A 144A, 3.467%, 4/17/52(4)	139		143
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 03-AR3, M4 , (5.850% minus 1 month LIBOR) 4.286%, 6/25/33(3)	115		114
AMSR Trust 16-SFR1, D 144A , (1 month LIBOR + 2.400%) 3.634%, 11/17/33(3)(4)	145		147
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	27		27
Bank of America (Countrywide) Asset-Backed Certificates 05-1, AF5A 5.090%, 7/25/35(3)	147		152
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	126		129
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(4)	120		121
Bayview Opportunity Master Fund IIIb Trust 17-RN2, A1 144A 3.475%, 4/28/32(3)(4)	62		62
Bayview Opportunity Master Fund IVa Trust
16-SPL1, B1 144A, 4.250%, 4/28/55(4)	120		124
17-SPL1, B1 144A, 4.250%, 10/28/64(3)(4)	100		104
Bayview Opportunity Master Fund IVb Trust
16-SPL2, B1 144A, 4.250%, 6/28/53(3)(4)	100		103
17-SPL3, B1 144A, 4.250%, 11/28/53(3)(4)	110		115

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3, 5.000%, 8/25/35	$34	$33
15-A, A1 144A, 3.500%, 6/25/58(3)(4)	97	98
Colony American Finance Ltd. 15-1, A 144A 2.896%, 10/15/47(4)	109	110
Colony Starwood Homes Trust 16-2A, C 144A , (1 month LIBOR + 2.150%) 3.384%, 12/17/33(3)(4)	145	145
Credit Suisse Commercial Mortgage Trust 14-LVR2, A2 144A 3.821%, 4/25/44(3)(4)	52	53
Credit Suisse Commercial Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	50	48
Deephaven Residential Mortgage Trust 17-1A, A2 144A 2.928%, 12/26/46(3)(4)	77	77
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(3)(4)	130	132
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	47	47
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	50	45
Home Equity Loan Trust
03-HS3, AI4, 5.550%, 9/25/33(3)	20	20
06-HI1, M1, 6.010%, 2/25/36(3)	26	26
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(3)	37	37
JPMorgan Chase Mortgage Trust
14-1, 1A1 144A, 4.000%, 1/25/44(3)(4)	99	102
16-1, M2 144A, 3.750%, 4/25/45(3)(4)	103	105
16-2, M2 144A, 3.750%, 12/25/45(3)(4)	199	202
11-C4, A4 144A, 4.388%, 7/15/46(4)	120	127
16-5, A1 144A, 2.609%, 12/25/46(3)(4)	226	227
MASTR Alternative Loan Trust
05-5, 2A3, 5.500%, 7/25/25	94	89
04-6, 7A1, 6.000%, 7/25/34	178	174
05-2, 2A1, 6.000%, 1/25/35	86	89
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	47	49
New Residential Mortgage Loan Trust 17-2A, A3 144A 4.000%, 3/25/57(3)(4)	88	92
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(4)	110	114

	PAR VALUE	VALUE
Non-Agency—continued
Resecuritization Pass-Through Trust 05-8R, A5 6.000%, 10/25/34	$54	$55
Residential Asset Mortgage Products Trust 05-SL2, A4 7.500%, 2/25/32	66	66
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	111	113
Sequoia Mortgage Trust 13-8, B1 3.532%, 6/25/43(3)	99	100
Towd Point Mortgage Trust
15-1, A2 144A, 3.250%, 10/25/53(3)(4)	115	117
15-3, A1B 144A, 3.000%, 3/25/54(3)(4)	119	120
15-6, M1 144A, 3.750%, 4/25/55(3)(4)	100	104
15-5, A2 144A, 3.500%, 5/25/55(3)(4)	100	103
15-2, 1M1 144A, 3.250%, 11/25/60(3)(4)	345	351
Vericrest Opportunity Loan Trust LVI LLC, 17-NPL3, A1 144A 3.500%, 3/25/47(3)(4)	95	95
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	165	166

		5,386
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,925)		7,003

ASSET-BACKED SECURITIES—1.8%
AmeriCredit Automobile Receivables Trust 17-3, D 3.180%, 7/18/23	160	160
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(4)	140	140
Chrysler Capital Auto Receivables Trust 16-BA, D 144A 3.510%, 9/15/23(4)	135	135
Club Credit Trust 17-NP1, B 144A 3.560%, 9/15/23(4)	110	110
DB Master Finance LLC 17-1A, A2I 144A 3.629%, 11/20/47(4)	135	135
Drive Auto Receivables Trust 17-2, C 2.750%, 9/15/23	165	165
Drug Royalty III LP 1 16-1A, A 144A 3.979%, 4/15/27(4)	182	183
Exeter Automobile Receivables Trust
15-2A, C 144A, 3.900%, 3/15/21(4)	175	178
14-3A, D 144A, 5.690%, 4/15/21(4)	165	171
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(4)	170	171

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Flagship Credit Auto Trust
15-1, D 144A, 5.260%, 7/15/21(4)	$200	$206
14-1, E 144A, 5.710%, 8/16/21(4)	130	133
HOA Funding LLC 14-1A, A2 144A 4.846%, 8/20/44(4)	155	145
Prosper Marketplace Issuance Trust
17-1A, B 144A, 3.650%, 6/15/23(4)	137	138
17-2A, B 144A, 3.480%, 9/15/23(4)	110	110
Santander Drive Auto Receivables Trust 17-2, D 3.490%, 7/17/23	165	167
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(4)	139	141
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,575)		2,588

CORPORATE BONDS AND NOTES—20.0%

Consumer Discretionary—2.8%
Beazer Homes USA, Inc.
5.750%, 6/15/19	95	100
144A, 5.875%, 10/15/27(4)	135	135
Cablevision Systems Corp. 5.875%, 9/15/22	160	166
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(13)	39	52
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	65	67
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	150	162
CalAtlantic Group, Inc.
5.250%, 6/1/26	80	83
5.000%, 6/15/27	85	86
Charter Communications Operating LLC 4.908%, 7/23/25	135	144
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	90	89
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(4)	105	107
CRC Escrow Issuer LLC 144A 5.250%, 10/15/25(4)	60	60
Discovery Communications LLC 3.950%, 3/20/28	130	130
Eldorado Resorts, Inc. 6.000%, 4/1/25	65	68
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(4)	115	121
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	80	82
Horton (D.R.), Inc. 4.750%, 2/15/23	85	92
iHeartCommunications, Inc. 9.000%, 12/15/19	70	53
Laureate Education, Inc. 144A 8.250%, 5/1/25(4)	30	32
Lear Corp. 3.800%, 9/15/27	160	159
M/I Homes, Inc. 144A 5.625%, 8/1/25(4)	110	112

	PAR VALUE	VALUE
Consumer Discretionary—continued
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(4)	$115	$113
MDC Holdings, Inc. 5.500%, 1/15/24	160	172
Meritor, Inc. 6.750%, 6/15/21	38	39
PetSmart, Inc. 144A 8.875%, 6/1/25(4)	75	60
Pinnacle Entertainment, Inc. 5.625%, 5/1/24	65	67
QVC, Inc. 5.125%, 7/2/22	135	144
Scientific Games International, Inc.
6.625%, 5/15/21	110	113
144A, 7.000%, 1/1/22(4)	110	117
Signet UK Finance plc 4.700%, 6/15/24	135	134
Station Casinos LLC 144A 5.000%, 10/1/25(4)	35	35
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(4)	95	101
Toll Brothers Finance Corp. 4.875%, 11/15/25	30	31
TRI Pointe Group, Inc. 5.875%, 6/15/24	140	150
Viking Cruises Ltd. 144A 5.875%, 9/15/27(4)	135	136
Vista Outdoor, Inc. 5.875%, 10/1/23	140	144
Weekley Homes LLC 144A 6.625%, 8/15/25(4)	135	131
Wyndham Worldwide Corp. 4.500%, 4/1/27	135	135
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(4)	150	154

		4,076

Consumer Staples—0.7%
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	80	83
BAT Capital Corp.
144A, 3.222%, 8/15/24(4)	80	80
144A, 3.557%, 8/15/27(4)	110	110
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(4)	70	74
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(4)	85	83
MARB BondCo plc 144A 7.000%, 3/15/24(4)	200	197
Post Holdings, Inc.
144A, 5.000%, 8/15/26(4)	100	100
144A, 5.750%, 3/1/27(4)	35	36
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	120	117
Safeway, Inc. 7.250%, 2/1/31	95	82
Smithfield Foods, Inc. 144A 2.650%, 10/3/21(4)	5	5
Tops Holding LLC 144A 8.000%, 6/15/22(4)	120	80

		1,047

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy—4.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(4)	$110	$114
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(4)	85	92
American Midstream Partners LP 144A 8.500%, 12/15/21(4)	70	72
Anadarko Finance Co. Series B 7.500%, 5/1/31	45	56
Anadarko Petroleum Corp. 6.600%, 3/15/46	85	105
Antero Resources Corp. 5.625%, 6/1/23	90	94
Archrock Partners LP 6.000%, 10/1/22	120	117
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	70	73
Callon Petroleum Co. 6.125%, 10/1/24	125	131
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	120	122
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	145	165
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(4)	135	134
Compagnie Generale de Geophysique-Veritas SA 6.500%, 6/1/21(12)	190	86
Continental Resources, Inc. 4.500%, 4/15/23	60	60
Crestwood Midstream Partners LP 5.750%, 4/1/25	70	71
Denbury Resources, Inc. 5.500%, 5/1/22	65	37
Ecopetrol S.A. 5.375%, 6/26/26	300	319
Encana Corp.
3.900%, 11/15/21	60	62
8.125%, 9/15/30	65	84
Energy Transfer Equity LP
5.000%, 10/1/22	45	49
5.875%, 1/15/24	75	81
Energy Transfer LP 5. 875%, 3/1/22	75	83
EP Energy LLC
6.375%, 6/15/23	90	56
144A, 8.000%, 11/29/24(4)	95	96
EQT Corp. 3.900%, 10/1/27	46	46
FTS International, Inc. 6.250%, 5/1/22	90	82
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	95	100
HollyFrontier Corp. 5.875%, 4/1/26	155	169
KazMunayGas National Co. 144A 6.375%, 4/9/21(4)	200	219
Kinder Morgan, Inc. 7.750%, 1/15/32	205	263
Matador Resources Co. 6.875%, 4/15/23	120	127
MEG Energy Corp. 144A 6.500%, 1/15/25(4)	80	78
MPLX LP 4.875%, 12/1/24	155	167

	PAR VALUE		VALUE
Energy—continued
Nabors Industries, Inc. 5.500%, 1/15/23	$165		$162
NuStar Logistics LP 5.625%, 4/28/27	60		63
Oasis Petroleum, Inc. 6.875%, 1/15/23	160		162
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(4)(12)	207		74
Parker Drilling Co. 7.500%, 8/1/20	190		169
Peabody Energy Corp.
144A, 6.000%, 3/31/22(4)	15		15
144A, 6.375%, 3/31/25(4)	50		51
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(4)	127		127
7.375%, 1/17/27	325		358
5.999%, 1/27/28	70		70
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(4)	255		77
Petroleos Mexicanos
6.875%, 8/4/26	290		330
6.500%, 6/2/41	195		204
RSP Permian, Inc. 144A 5.250%, 1/15/25(4)	130		132
SESI LLC 144A 7.750%, 9/15/24(4)	100		103
Seven Generations Energy Ltd. 144A 5.375%, 9/30/25(4)	135		136
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	200		218
Transocean, Inc.
144A, 9.000%, 7/15/23(4)	75		81
6.800%, 3/15/38	45		37
Ultra Resources, Inc.
144A, 6.875%, 4/15/22(4)	6		6
144A, 7.125%, 4/15/25(4)	30		30
Weatherford International Ltd. 144A 9.875%, 2/15/24(4)	45		49
YPF S.A.
144A, 8.500%, 3/23/21(4)	95		107
144A, 6.950%, 7/21/27(4)	145		154

			6,525

Financials—4.3%
Akbank TAS 144A 7.500%, 2/5/18(4)	600	TRY	166
Allstate Corp. (The) 5.750%, 8/15/53(6)	125		137
Ally Financial, Inc. 5.750%, 11/20/25	90		98
Ares Capital Corp.
3.625%, 1/19/22	90		91
3.500%, 2/10/23	55		54
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(4)	200		208
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	200		221
Banco de Bogota S.A. 144A 6.250%, 5/12/26(4)	200		218
Banco de Credito del Peru 144A 6.125%, 4/24/27(4)	190		210

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(4)	$65	$73
Bank of America Corp. 4.200%, 8/26/24	167	175
Brighthouse Financial, Inc. 144A 3.700%, 6/22/27(4)	170	167
Brookfield Finance LLC 4.000%, 4/1/24	100	103
Capital One Financial Corp. 3.750%, 7/28/26	135	134
Compass Bank 3.875%, 4/10/25	250	249
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	250	255
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200	208
FS Investment Corp. 4.750%, 5/15/22	130	135
Genworth Holdings, Inc. 4.900%, 8/15/23	105	90
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(4)	200	218
ICAHN Enterprises LP 6.000%, 8/1/20	70	72
ING Groep N.V. 6.000%(6)(8)	200	206
iStar, Inc.
5.000%, 7/1/19	70	71
6.000%, 4/1/22	50	52
5.250%, 9/15/22	60	61
Jefferies Group LLC 4.850%, 1/15/27	40	42
JPMorgan Chase & Co.
3.300%, 4/1/26	135	135
2.950%, 10/1/26	80	78
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200	223
Leucadia National Corp. 5.500%, 10/18/23	70	75
Navient Corp.
7.250%, 9/25/23	35	38
6.750%, 6/25/25	90	94
OM Asset Management plc 4.800%, 7/27/26	150	155
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(4)(7)	240	258
Prudential Financial, Inc.
5.875%, 9/15/42	100	111
5.625%, 6/15/43(6)	75	82
Santander Holdings USA, Inc. 144A 4.400%, 7/13/27(4)	135	138
Sberbank of Russia 144A 5.500%, 2/26/24(4)(7)	200	204
Springleaf Finance Corp. 6.125%, 5/15/22	50	53
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(4)	150	151
Toronto-Dominion Bank (The) 3.625%, 9/15/31	60	60
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(4)	200	203
Voya Financial, Inc. 5.650%, 5/15/53	155	165

	PAR VALUE	VALUE
Financials—continued
Wells Fargo & Co.
3.550%, 9/29/25	$135	$138
5.900%, 12/29/49	190	207

		6,282

Health Care—1.2%
Abbott Laboratories 3.750%, 11/30/26	135	138
Becton Dickinson & Co.
3.363%, 6/6/24	29	29
3.700%, 6/6/27	170	171
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(4)	25	25
Community Health Systems, Inc.
6.875%, 2/1/22	65	51
6.250%, 3/31/23	20	20
Concordia International Corp. 144A 9.000%, 4/1/22(4)	35	27
DJO Finco, Inc. 144A 8.125%, 6/15/21(4)	55	53
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(4)(15)	80	83
Endo Dac 144A 6.000%, 7/15/23(4)	140	115
Envision Healthcare Corp. 144A 6.250%, 12/1/24(4)	30	32
HCA, Inc. 5.250%, 6/15/26	55	59
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	75	79
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(4)	120	129
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(4)	120	118
SP Finco LLC 144A 6.750%, 7/1/25(4)	20	19
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(4)	115	121
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(4)	85	81
Tenet Healthcare Corp.
4.500%, 4/1/21	60	61
144A, 5.125%, 5/1/25(4)	35	35
144A, 7.000%, 8/1/25(4)	115	108
Valeant Pharmaceuticals International, Inc.
144A, 6.375%, 10/15/20(4)	60	60
144A, 7.500%, 7/15/21(4)	5	5
144A, 5.625%, 12/1/21(4)	5	5
144A, 6.500%, 3/15/22(4)	10	11
144A, 7.250%, 7/15/22(4)	105	102
144A, 7.000%, 3/15/24(4)	15	16
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(4)	80	80

		1,833

Industrials—1.4%
Avantor, Inc. 144A 6.000%, 10/1/24(4)	60	61
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	80	78
CNH Industrial N.V. 4.500%, 8/15/23	112	119

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
Continental Airlines Pass-Through-Trust
99-2, C2 Series AMBC, 6.236%, 3/15/20	$63	$65
01-1, A1, 6.703%, 6/15/21	46	48
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	123
Embraer Netherlands Finance BV 5.400%, 2/1/27	65	70
ESAL GmbH 144A 6.250%, 2/5/23(4)	200	194
GATX Corp. 3.250%, 9/15/26	25	25
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	133	137
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(4)	65	65
Latam Finance Ltd. 144A 6.875%, 4/11/24(4)	200	212
Masco Corp. 5.950%, 3/15/22	99	112
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(4)	10	11
Owens Corning 3.400%, 8/15/26	150	148
Pitney Bowes, Inc. 3.875%, 5/15/22	157	154
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(4)	60	66
Standard Industries, Inc. 144A 5.500%, 2/15/23(4)	40	42
TransDigm, Inc. 6.500%, 5/15/25	50	52
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	143	156
Wrangler Buyer Corp. 144A 6.000%, 10/1/25(4)	89	91

		2,029

Information Technology—0.7%
Arrow Electronics, Inc. 3.875%, 1/12/28	135	135
Blackboard, Inc. 144A 9.750%, 10/15/21(4)	53	47
Broadcom Corp.
144A, 3.000%, 1/15/22(4)	45	46
144A, 3.625%, 1/15/24(4)	165	169
Dell International LLC
144A, 5.450%, 6/15/23(4)	30	33
144A, 8.100%, 7/15/36(4)	60	75
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(4)	160	171
Radiate Holdco LLC 144A 6.625%, 2/15/25(4)	165	161
ViaSat, Inc. 144A 5.625%, 9/15/25(4)	10	10
VMware, Inc.
2.950%, 8/21/22	87	87
3.900%, 8/21/27	93	94

		1,028

	PAR VALUE	VALUE
Materials—2.0%
AK Steel Corp.
7.500%, 7/15/23	80	87
7.000%, 3/15/27	110	112
Aleris International, Inc. 144A 9.500%, 4/1/21(4)	70	75
Alpek SAB de C.V. 144A 5.375%, 8/8/23(4)	260	276
Anglo American Capital plc 144A 4.000%, 9/11/27(4)	200	198
ArcelorMittal 6.125%, 6/1/25	175	201
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(4)(6)	205	241
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(4)	85	89
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(4)	60	67
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	108
Glencore Funding LLC 144A 4.000%, 3/27/27(4)	165	166
Kraton Polymers LLC 144A 7.000%, 4/15/25(4)	155	166
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(4)	60	61
144A, 5.000%, 5/1/25(4)	130	132
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(4)	110	124
Rusal Capital DAC 144A 5.125%, 2/2/22(4)	200	203
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(4)(7)	200	205
Standard Industries, Inc. 144A 6.000%, 10/15/25(4)	95	104
Tronox Finance plc 144A 5.750%, 10/1/25(4)	25	26
Vale Overseas Ltd.
5.875%, 6/10/21	105	116
6.250%, 8/10/26	85	97
Venator Finance S.a.r.l. 144A 5.750%, 7/15/25(4)	25	26

		2,880

Real Estate—0.7%
EPR Properties
4.750%, 12/15/26	60	62
4.500%, 6/1/27	75	76
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	120	124
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	70	70
Hospitality Properties Trust 4.950%, 2/15/27	85	89
MPT Operating Partnership LP
5.500%, 5/1/24	90	94
5.000%, 10/15/27	65	67
Physicians Realty LP 4.300%, 3/15/27	140	143
Select Income REIT 4.500%, 2/1/25	165	167

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Real Estate—continued
Uniti Group, Inc. 144A 7.125%, 12/15/24(4)	$170		$143

			1,035

Telecommunication Services—0.9%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	105
AT&T, Inc.
3.400%, 8/14/24	109		109
4.250%, 3/1/27	85		87
3.900%, 8/14/27	120		120
5.250%, 3/1/37	30		32
4.800%, 6/15/44	110		107
5.650%, 2/15/47	55		60
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200		195
Frontier Communications Corp.
6.250%, 9/15/21	75		62
10.500%, 9/15/22	130		113
GTH Finance BV 144A 7.250%, 4/26/23(4)	200		227
Qwest Corp. 7.250%, 9/15/25	80		89
Windstream Corp. 7.750%, 10/1/21	85		63

			1,369

Utilities—0.9%
AmeriGas Partners LP 5.500%, 5/20/25	65		67
Dynegy, Inc. 7.375%, 11/1/22	130		136
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(4)	200		207
Exelon Corp. 3.497%, 6/1/22	160		165
Ferrellgas Partners LP
8.625%, 6/15/20	25		24
6.750%, 6/15/23	135		130
Lamar Funding Ltd. 144A 3.958%, 5/7/25(4)	200		188
Majapahit Holding BV 144A 7.750%, 1/20/20(4)	145		161
Talen Energy Supply LLC 144A 4.625%, 7/15/19(4)	22		22
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(4)	160		166

			1,266
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $29,224)			29,370

LOAN AGREEMENTS(3)—3.3%

Consumer Discretionary—0.6%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 4.561%, 7/23/21	60		56
Second Lien, (1 month LIBOR + 6.500%) 7.735%, 7/25/22	113		101

	PAR VALUE	VALUE
Consumer Discretionary—continued
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 1.500%, 10/31/17(13)	$42	$55
Tranche B-6, 1.500%, 3/1/20(13)	37	45
Caesars Entertainment Resort Properties LLC Tranche B, First Lien , (1 month LIBOR + 3.500%) 4.735%, 10/11/20	148	148
Caesars Growth Properties Holdings LLC 2017, First Lien , (1 month LIBOR + 3.000%) 4.235%, 5/8/21	72	72
Gateway Casinos & Entertainment Ltd. Tranche B-1 , (3 month LIBOR + 3.750%) 5.083%, 2/22/23	25	25
Hoya Midco LLC First Lien , (1 month LIBOR + 4.000%) 5.235%, 6/30/24	40	40
Laureate Education, Inc. 2024 , (1 month LIBOR + 4.500%) 5.735%, 4/26/24	96	97
Playa Resorts Holding B.V. , (3 month LIBOR + 3.000%) 4.320%, 4/29/24	20	20
Scientific Games International, Inc. Tranche B-4 , (1 month LIBOR + 3.250%) 4.504%, 8/14/24	35	35
Seminole Tribe of Florida Tranche B , (3 month LIBOR + 2.000%) 3.456%, 7/8/24	85	85
U.S. Farathane LLC , (weekly LIBOR + 3.500%) 4.833%, 12/31/21	90	90
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 4.490%, 8/18/23	77	78

		947

Consumer Staples—0.3%
Albertson’s LLC 2017-1, Tranche B-4 , (1 month LIBOR + 2.750%) 3.985%, 8/25/21	118	114
Chobani LLC Tranche B , (3 month LIBOR + 3.500%)
0.000%, 10/7/23(9)	25	25
First Lien, (1 month LIBOR + 4.250%) 5.485%, 10/10/23	28	28
Galleria Co. Tranche B , (1 month LIBOR + 3.000%) 4.250%, 9/29/23	44	44
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 3.804%, 10/30/22	40	40
Parfums Holdings Co., Inc. First Lien , (3 month LIBOR + 4.750%) 6.083%, 6/30/24	55	55
TKC Holdings, Inc. First Lien , (2 month LIBOR + 4.250%) 5.522%, 2/1/23	80	80

		386

Energy—0.4%
California Resources Corp. , (1 month LIBOR + 10.375%) 11.609%, 12/31/21	80	85
Chesapeake Energy Corp. Tranche A , (3 month LIBOR + 7.500%) 8.814%, 8/23/21	24	26
Contura Energy, Inc. , (2 month LIBOR + 5.000%) 6.280%, 3/18/24	82	81
Jonah Energy LLC Second Lien , (3 month PRIME + 5.500%) 9.750%, 5/12/21	106	106
Peabody Energy Corp. 2017 , (1 month LIBOR + 3.500%) 4.735%, 3/31/22	48	48
Seadrill Operating LP , (3 month LIBOR + 3.000%) 4.333%, 2/21/21	100	73
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 5.330%, 9/21/24	80	81

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
Ultra Resources, Inc. , (3 month LIBOR + 3.000%) 4.309%, 4/12/24	$75	$75

		575

Financials—0.2%
Asurion LLC Tranche B-2, Second Lien , (1 month LIBOR + 6.000%) 7.235%, 8/4/25	127	130
Focus Financial Partners LLC First Lien , (3 month LIBOR + 3.250%) 4.549%, 7/3/24	15	15
Walter Investment Management Corp. Tranche B , (1 month LIBOR + 3.750%) 4.985%, 12/18/20	119	109

		254

Health Care—0.3%
21st Century Oncology Holdings, Inc. Tranche B , (3 month LIBOR + 6.125%) 7.465%, 4/30/22(13)	31	29
Change Healthcare Holdings, Inc. , (1 month LIBOR + 2.750%) 3.985%, 3/1/24	60	60
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 5.500%, 4/29/24	40	40
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.240%, 12/1/23	15	15
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 6.735%, 2/15/23	39	39
MMM Holdings, Inc. , (3 month LIBOR + 8.750%) 10.250%, 6/30/19	39	39
MSO of Puerto Rico, Inc. , (3 month LIBOR + 8.750%) 10.250%, 6/30/19	28	28
NVA Holdings, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.333%, 8/14/22	110	110
PharMerica Corp. Second Lien (3 month LIBOR + 8.250%) 0.000%, 9/26/25(9)	10	10
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 5.583%, 12/30/22	54	52

		422

Industrials—0.4%
84 Lumber Co. , (1 month LIBOR + 5.750%) 6.987%, 10/25/23	78	79
Accudyne Industries LLC , (3 month LIBOR + 3.750%) 5.083%, 8/18/24	15	15
Hayward Industries, Inc. First Lien , (1 month LIBOR + 3.500%) 4.735%, 8/5/24	15	15
Navistar, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.240%, 8/7/20	89	89
PAE Holding Corp. First Lien , (1 month LIBOR + 5.500%) 6.735%, 10/20/22	49	49
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.067%, 2/28/22	210	212
TransDigm, Inc. Tranche F , (3 month LIBOR + 3.000%) 4.269%, 6/9/23	110	110

		569

Information Technology—0.3%
Applied Systems, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.324%, 9/12/25	15	16
Blackboard, Inc. Tranche B-4, First Lien , (3 month LIBOR + 5.000%) 6.304%, 6/30/21	31	29
Everi Payments, Inc. Tranche B , (1 month LIBOR + 4.500%) 5.735%, 5/9/24	35	35

	PAR VALUE	VALUE
Information Technology—continued
Kronos, Inc. Second Lien , (3 month LIBOR + 8.250%) 9.561%, 11/1/24	$38	$39
NAB Holdings LLC , (3 month LIBOR + 3.500%) 4.833%, 7/1/24	50	50
Presidio LLC Tranche B , (1 month LIBOR + 3.250%) 4.549%, 2/2/22	91	92
Sungard Availability Services Capital, Inc. 2021, Tranche B , (1 month LIBOR + 7.000%) 8.235%, 9/30/21	110	102
Veritas US, Inc. Tranche B , (3 month LIBOR + 4.500%) 5.833%, 1/27/23	124	125

		488

Materials—0.4%
Anchor Glass Container Corp.
2017, First Lien, (3 month LIBOR + 2.750%) 4.024%, 12/7/23	35	35
Second Lien, (3 month LIBOR + 7.750%) 9.067%, 12/7/24	38	38
CPG International LLC , (3 month LIBOR + 3.750%) 5.083%, 5/5/24	90	90
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 5.962%, 8/17/22	152	107
Ineos U.S. Finance LLC 2022 , (1 month LIBOR + 2.750%) 3.985%, 3/31/22	11	11
KMG Chemicals, Inc. , (1 month LIBOR + 4.250%) 5.485%, 6/15/24	24	25
MacDermid, Inc.
Tranche B, (1 month LIBOR + 2.500%) 4.735%, 6/7/20	15	15
Tranche B-5, (1 month LIBOR + 3.500%) 4.735%, 6/7/20	84	84
New Arclin U.S. Holdings Corp. First Lien , (3 month LIBOR + 4.250%) 5.583%, 2/14/24	55	55
Omnova Solutions, Inc. Tranche B-2 , (1 month LIBOR + 4.250%) 5.485%, 8/25/23	118	119
PQ Corp. Tranche B-1 , (3 month LIBOR + 3.250%) 4.562%, 11/4/22	24	24

		603

Real Estate—0.0%
Capital Automotive LP Tranche B, Second Lien , (1 month LIBOR + 6.000%) 7.240%, 3/24/25	39	40

Telecommunication Services—0.1%
Securus Technologies Holdings, Inc. (3 month LIBOR + 4.500%) 0.000%, 6/20/24(9)	110	111
Second Lien, (3 month LIBOR + 8.250%) 0.000%, 6/20/25(9)	60	60

		171

Utilities—0.3%
APLP Holdings LP , (1 month LIBOR + 4.250%) 5.485%, 4/13/23	121	122
Energy Future Intermediate Holding Co. LLC , (1 month LIBOR + 3.000%) 4.235%, 6/30/18	100	100
Talen Energy Supply LLC , (1 month LIBOR + 4.000%) 5.235%, 4/15/24	70	68

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Utilities—continued
Vistra Operations Company LLC
Tranche C, (1 month LIBOR + 2.750%) 3.982%, 8/4/23	$15		$15
(1 month LIBOR + 2.750%) 3.983%, 8/4/23	64		64

			369
TOTAL LOAN AGREEMENTS (Identified Cost $4,851)			4,824

	SHARES
PREFERRED STOCKS—0.9%

Financials—0.7%
Citigroup, Inc. Series J, 7.125%	7,400		215
JP Morgan Chase & Co.
Series V 5.000%	80	(10)	81
Series Z 5.300%	35	(10)	36
KeyCorp Series D, 5.000%	145	(10)	150
M&T Bank Corp. Series F, 5.125%	70	(10)	74
PNC Financial Services Group, Inc.
Series R 4.850%	155	(10)	159
Series S 5.000%	145	(10)	152
Zions Bancorp 6.950%	6,400		191

			1,058

Industrials—0.2%
General Electric Co. Series D, 5.000%	227	(10)	240
TOTAL PREFERRED STOCKS (Identified Cost $1,203)			1,298

COMMON STOCKS—63.0%

Consumer Discretionary—12.9%
Amazon.com, Inc.(2)	2,930		2,817
Ctrip.com International Ltd. ADR(2)	39,312		2,073
Home Depot, Inc. (The)	8,770		1,434
IMAX Corp.(2)	21,915		496
Kroton Educacional S.A. Sponsored ADR	103,165		648
Las Vegas Sands Corp.	31,710		2,035
McDonald’s Corp.	6,520		1,022
MercadoLibre, Inc.	1,270		329
Netflix, Inc.(2)	10,120		1,835
NIKE, Inc. Class B	22,880		1,186
Priceline Group, Inc. (The)(2)	1,200		2,197
Ross Stores, Inc.	17,580		1,135
Sony Corp. Sponsored ADR	16,953		633
Starbucks Corp.	18,520		995

			18,835

Consumer Staples—4.2%
Costco Wholesale Corp.	3,318		545
Fomento Economico Mexicano SAB de C.V. ADR	7,248		693
Marine Harvest ASA Sponsored ADR(2)	32,750		650
Monster Beverage Corp.(2)	44,510		2,459
Philip Morris International, Inc.	15,930		1,768

			6,115

Energy—2.6%
Cabot Oil & Gas Corp.	22,970		615
Core Laboratories N.V.	7,480		738
Frontera Energy Corp.(2)	920		32

	SHARES	VALUE
Energy—continued
Pioneer Natural Resources Co.	6,660	$983
Statoil ASA Sponsored ADR	38,668	777
TechnipFMC plc(2)	25,366	708

		3,853

Financials—6.1%
Bank of America Corp.	73,170	1,854
BNP Paribas S.A. ADR	20,450	827
BOC Hong Kong Holdings Ltd. Sponsored ADR	4,877	471
CaixaBank S.A. ADR	457,863	760
Charles Schwab Corp. (The)	21,990	962
DBS Group Holdings Ltd. Sponsored ADR	12,523	771
ING Groep N.V. Sponsored ADR	43,544	802
MarketAxess Holdings, Inc.	1,710	316
ORIX Corp. Sponsored ADR	9,450	765
UBS Group AG Registered Shares	43,408	744
Zurich Insurance Group AG ADR	23,106	707

		8,979

Health Care—6.3%
Allergan plc	2,950	605
BioMarin Pharmaceutical, Inc.(2)	11,600	1,080
Celgene Corp.(2)	17,010	2,480
Danaher Corp.	11,930	1,023
HealthEquity, Inc.(2)	14,520	734
ICON plc(2)	8,287	944
Illumina, Inc.(2)	5,370	1,070
Zoetis, Inc.	21,140	1,348

		9,284

Industrials—4.9%
Airbus SE ADR	32,313	765
Ashtead Group plc ADR	7,991	771
Caterpillar, Inc.	9,700	1,210
Kansas City Southern	6,620	719
Nidec Corp. Sponsored ADR	30,690	942
RELX plc Sponsored ADR	31,405	702
Rockwell Automation, Inc.	3,780	673
Roper Technologies, Inc.	5,570	1,356

		7,138

Information Technology—21.9%
Accenture plc Class A	8,270	1,117
Activision Blizzard, Inc.	19,480	1,257
Alibaba Group Holding Ltd. Sponsored ADR(2)	25,440	4,394
Alphabet, Inc. Class A(2)	1,170	1,139
Amphenol Corp. Class A	25,060	2,121
Broadcom Ltd.	2,842	689
Check Point Software Technologies Ltd.(2)	6,175	704
CoStar Group, Inc.(2)	3,450	926
Facebook, Inc. Class A(2)	38,980	6,661
Gartner, Inc.(2)	6,490	807
Hitachi Ltd. ADR	11,740	829
NVIDIA Corp.	12,420	2,220
Paycom Software, Inc.(2)	15,840	1,187
SAP SE Sponsored ADR	6,402	702
Tencent Holdings Ltd. ADR	31,840	1,398
Visa, Inc. Class A	25,430	2,676
Workday, Inc. Class A(2)	14,300	1,507
Yandex N.V. Class A(2)	52,980	1,746

		32,080

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
Materials—2.6%
Anhui Conch Cement Co., Ltd. ADR	37,047	$745
Ecolab, Inc.	8,650	1,112
Fortescue Metals Group Ltd. Sponsored ADR	68,160	552
Heidelbergcement AG ADR	34,325	706
Toray Industries, Inc. ADR	36,953	738

		3,853

Real Estate—0.6%
Lendlease Group Sponsored ADR	63,140	890

Telecommunication Services—0.4%
Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	17,193	590

Utilities—0.5%
Veolia Environnement S.A. ADR	28,639	659
TOTAL COMMON STOCKS (Identified Cost $74,539)		92,276

AFFILIATED MUTUAL FUND(11)—0.9%
Virtus Newfleet Credit Opportunities Fund Class R6	132,261	1,295
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,322)		1,295
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified Cost $127,212)		145,223	(14)

SHORT-TERM INVESTMENT—1.1%

Money Market Mutual Fund(11)—1.1%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 0.920%)	1,545,752	1,546
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,546)		1,546
TOTAL INVESTMENTS—100.2% (Identified Cost $128,758)		146,769	(1)
Other assets and liabilities, net—(0.2)%		(234)

NET ASSETS—100.0%		$146,535

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions above.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $22,397 or 15.3% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	No contractual maturity date.
(9)	This loan will settle after September 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(12)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(13)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(14)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(15)	100% of the income received was in cash.

Country Weightings (Unaudited)†
United States	66%
China	6
Japan	3
France	2
Netherlands	2
Australia	1
Russia	1
Other	19
Total	100%
† % of total investments as of September 30, 2017

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$2,588	$—	$2,588
Corporate Bonds and Notes	29,370	—	29,370
Foreign Government Securities	6,100	—	6,100
Loan Agreements	4,824	—	4,824
Mortgage-Backed Securities	7,003	—	7,003
U.S. Government Securities	469	—	469
Equity Securities:
Affiliated Mutual Fund	1,295	1,295	—
Common Stocks	92,276	92,276	—
Preferred Stocks	1,298	405	893
Short-Term Investment	1,546	1,546	—

Total Investments	$146,769	$95,522	$51,247

There are no Level 3 (Significant Unobservable Inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total Value	Corporate Bonds and Notes	Loan Agreements
Investments in Securities
Balance as of March 31, 2017:	$318	$171	$147
Accrued discount/(premium)	— (c)	— (c)	—
Realized gain (loss)	(241)	(166)	(75)
Change in unrealized appreciation/(depreciation)(d)	239	165	74
Purchases	—	—	—
Sales(b)	(237)	(170)	(67)
Transfers into Level 3(a)	—	—	—
Transfers from Level 3(a)(e)	(79)	—	(79)

Balance as of September 30, 2017	$—	$—	$—

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	Included in the related net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(e)	Transfers from Level 3 are due to an increase in trading activity.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements

THIS PAGE INTENTIONALLY BLANK.

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017

(Reported in thousands except shares and per share amounts)

	Contrarian Value Fund	KAR Capital Growth Fund	KAR Global Quality Dividend Fund		KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Assets
Investment in unaffiliated securities at value(1)	$172,959	$473,633	$56,772		$113,731	$94,360
Foreign currency at value(2)	—	—	—	(3)	—	—
Cash	—	80	—		7	7
Receivables
Fund shares sold	11	28	4		424	38
Dividends and interest	235	238	233		67	32
Tax reclaims	—	—	5		—	—
Prepaid expenses	37	36	28		36	27
Prepaid trustee retainer	2	5	1		1	1
Other assets	6	16	2		4	3

Total assets	173,250	474,036	57,045		114,270	94,468

Liabilities
Cash overdraft	18	—	—	(3)	—	—
Payables
Fund shares repurchased	1,087	134	139		84	20
Investment advisory fees	106	271	17		34	47
Distribution and service fees	35	103	14		20	21
Administration fees	18	48	6		11	10
Transfer agent fees and expenses	47	159	19		23	31
Professional fees	44	22	21		21	21
Trustee deferred compensation plan	6	16	2		4	3
Other accrued expenses	17	45	8		10	13

Total liabilities	1,378	798	226		207	166

Net Assets	$171,872	$473,238	$56,819		$114,063	$94,302

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$110,356	$236,208	$51,767		$95,634	$51,733
Accumulated undistributed net investment income (loss)	238	(20)	870		(4)	(4)
Accumulated undistributed net realized gain (loss)	(4,370)	24,160	940		(1,570)	5,130
Net unrealized appreciation (depreciation) on investments	65,648	212,890	3,242		20,003	37,443

Net Assets	$171,872	$473,238	$56,819		$114,063	$94,302

Class A
Net asset value (net assets/shares outstanding) per share	$37.04	$16.18	$16.20		$27.95	$27.74
Maximum offering price per share NAV/(1–5.75%)	$39.30	$17.17	$17.19		$29.66	$29.43
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,971,091	27,604,237	2,728,123		938,757	3,061,018
Net Assets	$73,007	$446,720	$44,188		$26,238	$84,912
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$35.51	$12.91	$15.82		$26.38	$22.54
Shares of beneficial interest outstanding, no par value, unlimited authorization	696,854	1,088,353	385,919		677,305	220,510
Net Assets	$24,742	$14,052	$6,107		$17,870	$4,971
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$37.01	$16.69	$16.20		$28.34	$28.49
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,919,253	746,890	402,658		2,468,826	155,074
Net Assets	$71,026	$12,466	$6,524		$69,955	$4,419
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$37.00	$—	$—		$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	83,724	—	—		—	—
Net Assets	$3,097	$—	$—		$—	$—

(1) Investment in unaffiliated securities at cost	$107,311	$260,743	$53,530		$93,728	$56,917
(2) Foreign currency at cost	—	—	—	(3)	—	—
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2017

(Reported in thousands except shares and per share amounts)

	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	Rampart Enhanced Core Equity Fund	Tactical Allocation Fund

Assets
Investment in unaffiliated securities at value(1)	$652,733	$1,451,658	$426,597	$183,552	$145,474
Investment in affiliated fund at value(2)	—	—	—	—	1,295
Cash	43	— (5)	32	1,382	856
Foreign currency, at value(3)	—	—	—	—	—	(5)
Deposits with broker	—	—	—	968	—
Receivables
Investment securities sold	8,772	—	—	85	516
Fund shares sold	4,013	17,475	1,495	16	1
Dividends and interest	71	480	320	173	694
Tax reclaims	—	—	—	—	2
Prepaid expenses	55	103	50	33	20
Prepaid trustee retainer	7	17	5	2	2
Other assets	21	45	14	6	5

Total assets	665,715	1,469,778	428,513	186,217	148,865

Liabilities
Written options at value(4)	—	—	—	265	—
Payables
Fund shares repurchased	493	763	434	43	18
Investment securities purchased	9,146	23,150	—	44	2,087
Investment advisory fees	384	930	232	67	83
Distribution and service fees	60	124	41	48	33
Administration fees	63	133	41	19	16
Transfer agent fees and expenses	89	257	81	48	40
Professional fees	23	23	22	18	28
Trustee deferred compensation plan	21	45	14	6	5
Other accrued expenses	41	82	30	19	20

Total liabilities	10,320	25,507	895	577	2,330

Net Assets	$655,395	$1,444,271	$427,618	$185,640	$146,535

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$460,599	$1,127,094	$300,314	$163,591	$127,752
Accumulated undistributed net investment income (loss)	(23)	(42)	325	436	(150)
Accumulated undistributed net realized gain (loss)	546	(2,879)	7,175	11,544	922
Net unrealized appreciation (depreciation) on investments	194,273	320,098	119,804	9,829	18,011
Net unrealized appreciation (depreciation) on written options	—	—	—	240	—

Net Assets	$655,395	$1,444,271	$427,618	$185,640	$146,535

Class A
Net asset value (net assets/shares outstanding) per share	$28.05	$25.43	$18.41	$20.26	$9.00
Maximum offering price per share NAV/(1–5.75%)	$29.76	$26.98	$19.53	$21.50	$9.55
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,842,727	10,351,718	4,748,344	5,944,836	15,832,690
Net Assets	$79,752	$263,281	$87,399	$120,445	$142,481
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$23.90	$23.13	$18.08	$18.23	$9.24
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,364,888	4,045,718	1,648,286	1,794,542	438,567
Net Assets	$56,526	$93,560	$29,795	$32,710	$4,054
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$29.44	$25.86	$18.41	$20.22	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	16,120,757	42,058,761	16,306,712	1,606,866	—
Net Assets	$474,552	$1,087,430	$300,259	$32,485	$—
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$29.52	$—	$18.42	$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,509,440	—	551,844	—	—
Net Assets	$44,565	$—	$10,165	$—	$—

(1) Investment in unaffiliated securities at cost	$458,460	$1,131,560	$306,793	$173,723	$127,436
(2) Investment in affiliated fund at cost	—	—	—	—	1,322
(3) Foreign currency at cost	—	—	—	—	—	(5)
(4) Written options premiums received	—	—	—	505	—
(5) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS

($ reported in thousands)

	Contrarian Value Fund		KAR Capital Growth Fund
	Fiscal Period Ending September 30, 2017(2)	Year Ended March 31, 2017	Fiscal Period Ending September 30, 2017(2)	Year Ended March 31, 2017

Investment Income
Dividends	$1,872	$5,346	$2,041	$3,897
Interest	3	—	12	10
Security lending, net of fees	4	30	1	17
Foreign taxes withheld	(27)	(36)	(9)	(20)

Total investment income	1,852	5,340	2,045	3,904

Expenses
Investment advisory fees	675	1,673	1,593	2,954
Distribution and service fees Class A	95	238	537	992
Distribution and service fees, Class B	—	—	—	9
Distribution and service fees, Class C	135	354	69	159
Administration fees	113	284	285	536
Transfer agent fees and expenses	164	441	347	772
Registration fees	31	66	32	66
Printing fees and expenses	20	68	58	113
Custodian fees	9	17	10	12
Professional fees	45	33	26	43
Trustees’ fees and expenses	12	26	27	47
Miscellaneous expenses	11	21	22	41

Total expenses	1,310	3,221	3,006	5,744
Less expenses reimbursed and/or waived by investment adviser	—	—	—	—
Earnings credit from custodian	(3)	(6)	—	(1)
Low balance account fees	—	— (1)	—	(28)
Custody fees reimbursed (Note 14)	—	(9)	—	(254)

Net expenses	1,307	3,206	3,006	5,461

Net investment income (loss)	545	2,134	(961)	(1,557)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	8,788	6,706	26,076	37,319
Net change in unrealized appreciation (depreciation) on investments	(2,522)	23,948	41,631	12,779

Net realized and unrealized gain (loss)	6,266	30,654	67,707	50,098

Net increase (decrease) in net assets resulting from operations	$6,811	$32,788	$66,746	$48,541

(1) Amount is less than $500.

(2) The Fund changed its fiscal period end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS (Continued)

($ reported in thousands)

	KAR Global Quality Dividend Fund		KAR Mid-Cap Core Fund
	Fiscal Period Ending September 30, 2017(2)	Year Ended March 31, 2017	Fiscal Period Ending September 30, 2017(2)	Year Ended March 31, 2017

Investment Income
Dividends	$1,527	$1,716	$409	$535
Interest	1	—	11	7
Security lending, net of fees	9	6	1	6
Foreign taxes withheld	(83)	(30)	(3)	(4)

Total investment income	1,454	1,692	418	544

Expenses
Investment advisory fees	220	478	395	455
Distribution and service fees Class A	57	125	30	59
Distribution and service fees, Class C	33	75	80	96
Administration fees	37	81	62	72
Transfer agent fees and expenses	44	109	81	95
Registration fees	26	45	30	46
Printing fees and expenses	9	18	13	18
Custodian fees	19	4	1	3
Professional fees	23	31	23	27
Trustees’ fees and expenses	4	7	6	6
Miscellaneous expenses	4	8	5	6

Total expenses	476	981	726	883
Less expenses reimbursed and/or waived by investment adviser	(63)	(72)	(147)	(158)
Earnings credit from custodian	(1)	(2)	—	— (1)
Low balance account fees	—	(1)	—	— (1)
Custody fees reimbursed (Note 14)	—	—	—	—

Net expenses	412	906	579	725

Net investment income (loss)	1,042	786	(161)	(181)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	968	18,741	(1,087)	369
Net realized gain (loss) on foreign currency transactions	(2)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	480	(12,232)	9,658	7,696
Net change in unrealized appreciation (depreciation) on foreign currency translation	(1)	—	—	—

Net realized and unrealized gain (loss)	1,445	6,509	8,571	8,065

Net increase (decrease) in net assets resulting from operations	$2,487	$7,295	$8,410	$7,884

(1) Amount is less than $500.

(2) The Fund changed its fiscal period end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS (Continued)

($ reported in thousands)

	KAR Mid-Cap Growth Fund		KAR Small-Cap Core Fund
	Fiscal Period Ending September 30, 2017(2)	Year Ended March 31, 2017	Fiscal Period Ending September 30, 2017(2)	Year Ended March 31, 2017

Investment Income
Dividends	$239	$544	$2,213	$3,705
Interest	2	—	36	18
Security lending, net of fees	3	24	54	222
Foreign taxes withheld	(2)	(5)	(14)	(31)

Total investment income	242	563	2,289	3,914

Expenses
Investment advisory fees	371	688	2,031	2,886
Distribution and service fees Class A	104	193	84	155
Distribution and service fees, Class B	—	2	—	—
Distribution and service fees, Class C	26	52	250	366
Administration fees	58	109	339	487
Transfer agent fees and expenses	71	156	343	580
Registration fees	26	58	50	98
Printing fees and expenses	14	23	58	99
Custodian fees	3	4	5	20
Professional fees	22	33	25	39
Trustees’ fees and expenses	6	10	31	41
Miscellaneous expenses	7	10	22	30

Total expenses	708	1,338	3,238	4,801
Less expenses reimbursed and/or waived by investment adviser	(44)	(91)	—	—
Earnings credit from custodian	(1)	(2)	—	(1)
Low balance account fees	—	(4)	—	— (1)
Custody fees reimbursed (Note 14)	—	(42)	—	(4)

Net expenses	663	1,199	3,238	4,796

Net investment income (loss)	(421)	(636)	(949)	(882)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	5,473	2,053	977	13,272
Net change in unrealized appreciation (depreciation) on investments	6,593	9,805	82,548	58,696

Net realized and unrealized gain (loss)	12,066	11,858	83,525	71,968

Net increase (decrease) in net assets resulting from operations	$11,645	$11,222	$82,576	$71,086

(1) Amount is less than $500.

(2) The Fund changed its fiscal period end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS (Continued)

($ reported in thousands)

	KAR Small-Cap Growth Fund		KAR Small-Cap Value Fund
	Fiscal Period Ending September 30, 2017(1)	Year Ended March 31, 2017	Fiscal Period Ending September 30, 2017(1)	Year Ended March 31, 2017

Investment Income
Dividends	$3,449	$3,001	$3,023	$7,961
Dividends from affiliated fund	—	—	—	—
Interest	46	13	30	16
Security lending, net of fees	21	112	—	—
Foreign Taxes withheld	—	—	(19)	(29)

Total investment income	3,516	3,126	3,034	7,948

Expenses
Investment advisory fees	4,384	3,645	1,317	2,068
Distribution and service fees Class A	270	386	108	198
Distribution and service fees, Class B	—	—	—	—
Distribution and service fees, Class C	369	341	144	263
Administration fees	633	516	236	374
Transfer agent fees and expenses	813	707	289	475
Registration fees	70	72	51	69
Printing fees and expenses	127	85	45	75
Custodian fees	8	21	3	5
Professional fees	30	39	26	38
Trustees’ fees and expenses	49	38	23	32
Miscellaneous expenses	30	26	16	24

Total expenses	6,783	5,876	2,258	3,621
Less expenses reimbursed, waived and/or recouped by investment adviser	178	(7)	—	—
Earnings credit from custodian	—	(1)	—	(1)
Low balance account fees	—	(4)	—	(1)
Custody fees reimbursed (Note 14)	—	(6)	—	—

Net expenses	6,961	5,858	2,258	3,619

Net investment income (loss)	(3,445)	(2,732)	776	4,329

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(179)	(530)	7,206	22,843
Net change in unrealized appreciation (depreciation) on investments	192,974	89,239	25,088	35,164

Net realized and unrealized gain (loss)	192,795	88,709	32,294	58,007

Net increase (decrease) in net assets resulting from operations	$189,350	$85,977	$33,070	$62,336

(1) The Fund changed its fiscal period end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS (Continued)

($ reported in thousands)

	Rampart Enhanced Core Equity Fund		Tactical Allocation Fund
	Fiscal Period Ending September 30, 2017(2)	Year Ended March 31, 2017	Fiscal Period Ending September 30, 2017(2)	Year Ended March 31, 2017

Investment Income
Dividends	$1,627	$3,332	$754	$1,546
Dividends from affiliated fund	—	—	49	74
Interest	8	—	1,546	3,182
Security lending, net of fees	—	—	— (1)	6
Foreign Taxes withheld	—	—	(39)	(41)

Total investment income	1,635	3,332	2,310	4,767

Expenses
Investment advisory fees	662	1,208	508	1,033
Distribution and service fees Class A	146	263	176	357
Distribution and service fees, Class B	—	—	—	1
Distribution and service fees, Class C	172	374	21	48
Administration fees	111	204	100	207
Transfer agent fees and expenses	128	275	96	216
Registration fees	29	53	21	45
Printing fees and expenses	23	45	19	43
Custodian fees	14	4	31	44
Professional fees	20	27	30	42
Trustees’ fees and expenses	11	18	9	17
Miscellaneous expenses	9	15	9	17

Total expenses	1,325	2,486	1,020	2,070
Less expenses reimbursed and/or waived by investment adviser	(140)	(218)	(5)	(12)
Earnings credit from custodian	(2)	(5)	—	(1)
Low balance account fees	—	(2)	—	(6)
Custody fees reimbursed (Note 14)	—	(2)	—	(119)

Net expenses	1,183	2,259	1,015	1,932

Net investment income (loss)	452	1,073	1,295	2,835

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	5,301	13,170	1,586	11,066
Net realized gain (loss) on affiliated investments	—	—	(3)	—
Net realized gain (loss) on foreign currency transactions	—	—	(1)	(5)
Net realized gain (loss) on written options	8,230	10,710	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	1,680	(1,346)	9,896	(1,092)
Net change in unrealized appreciation (depreciation) on affiliated investments	—	—	(26)	—
Net change in unrealized appreciation (depreciation) on affiliated fund	—	—	—	76
Net change in unrealized appreciation (depreciation) on written options	(109)	28	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transaction	—	—	—	— (1)

Net realized and unrealized gain (loss)	15,102	22,562	11,452	10,045

Net increase (decrease) in net assets resulting from operations	$15,554	$23,635	$12,747	$12,880

(1) Amount is less than $500.

(2) The Fund changed its fiscal period end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Contrarian Value Fund			KAR Capital Growth Fund
	Fiscal Period Ended September 30, 2017(2)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended September 30, 2017(2)	Year Ended March 31, 2017	Year Ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$545	$2,134	$1,694	$(961)	$(1,557)	$(1,556)
Net realized gain (loss)	8,788	6,706	13,049	26,076	37,319	13,349
Net change in unrealized appreciation (depreciation)	(2,522)	23,948	(65,956)	41,631	12,779	(10,272)

Increase (decrease) in net assets resulting from operations	6,811	32,788	(51,213)	66,746	48,541	1,521

From Distributions to Shareholders
Net investment income, Class A	(870)	(759)	(784)	—	—	—
Net investment income, Class C	(42)	(6)	(46)	—	—	—
Net investment income, Class I	(1,057)	(985)	(954)	—	—	—
Net investment income, Class R6	(46)	(45)	(17)	—	—	—
Net realized long-term gains, Class A	—	—	—	(4,395)	(31,380)	(19,039)
Net realized long-term gains, Class B	—	—	—	—	(68)	(99)
Net realized long-term gains, Class C	—	—	—	(170)	(1,402)	(946)
Net realized long-term gains, Class I	—	—	—	(114)	(670)	(378)

Decrease in net assets from distributions to shareholders	(2,015)	(1,795)	(1,801)	(4,679)	(33,520)	(20,462)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(8,548)	(41,643)	(59,464)	(14,052)	(13,975)	(14,810)
Change in net assets from share transactions, Class B	—	—	—	—	(1,437)	(684)
Change in net assets from share transactions, Class C	(7,692)	(10,176)	(16,162)	(1,139)	(6,689)	9,105
Change in net assets from share transactions, Class I	(9,479)	(38,690)	(49,583)	719	1,623	(4)
Change in net assets from share transactions, Class R6	(34)	(2,250)	5,005	—	—	—

Increase (decrease) in net assets from share transactions	(25,753)	(92,759)	(120,204)	(14,472)	(20,478)	(6,393)

Net increase (decrease) in net assets	(20,957)	(61,766)	(173,218)	47,595	(5,457)	(25,334)

Net Assets
Beginning of period	192,829	254,595	427,813	425,643	431,100	456,434

End of period	$171,872	$192,829	$254,595	$473,238	$425,643	$431,100

Accumulated undistributed net investment income (loss) at end of period	238	$1,686	$1,347	(20)	$(118)	$—

(1) Amount is less than $500.

(2) The Fund changed its fiscal period end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	KAR Global Quality Dividend Fund			KAR Mid-Cap Core Fund
	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,042	$786	$572	$(161)	$(181)	$(106)
Net realized gain (loss)	966	18,741	2,873	(1,087)	369	(514)
Net change in unrealized appreciation (depreciation)	479	(12,232)	(5,126)	9,658	7,696	402

Increase (decrease) in net assets resulting from operations	2,487	7,295	(1,681)	8,410	7,884	(218)

From Distributions to Shareholders
Net investment income, Class A	(702)	(462)	(254)	—	—	—
Net investment income, Class C	(52)	—	(13)	—	—	—
Net investment income, Class I	(126)	(73)	(58)	—	—	—
Net realized long-term gains, Class A	(2,728)	—	—	(81)	—	(95)
Net realized long-term gains, Class C	(413)	—	—	(56)	—	(36)
Net realized long-term gains, Class I	(417)	—	—	(196)	—	(40)

Decrease in net assets from distributions to shareholders	(4,438)	(535)	(325)	(333)	—	(171)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(999)	(8,659)	(4,218)	3,725	(3,230)	7,752
Change in net assets from share transactions, Class C	(626)	(2,075)	(11,309)	2,347	6,343	2,460
Change in net assets from share transactions, Class I	(321)	(98)	(3,053)	14,098	39,940	2,809

Increase (decrease) in net assets from share transactions	(1,946)	(10,832)	(18,580)	20,170	43,053	13,021

Net increase (decrease) in net assets	(3,897)	(4,072)	(20,586)	28,247	50,937	12,632

Net Assets
Beginning of period	60,716	64,788	85,374	85,816	34,879	22,247

End of period	$56,819	$60,716	$64,788	$114,063	$85,816	$34,879

Accumulated undistributed net investment income (loss) at end of period	870	$711	$463	(4)	$(64)	$(27)

(1) The Fund changed its fiscal period end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	KAR Mid-Cap Growth Fund			KAR Small-Cap Core Fund
	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(421)	$(636)	$(785)	$(949)	$(882)	$(312)
Net realized gain (loss)	5,473	2,053	(350)	977	13,272	47,444
Net change in unrealized appreciation (depreciation)	6,593	9,805	(1,345)	82,548	58,696	(49,195)

Increase (decrease) in net assets resulting from operations	11,645	11,222	(2,480)	82,576	71,086	(2,063)

From Distributions to Shareholders
Net investment income, Class A	—	—	—	—	—	(123)
Net investment income, Class I	—	—	—	—	—	(1,198)
Net investment income, Class R6	—	—	—	—	—	(1)
Net realized long-term gains, Class A	(402)	(1,177)	(1,219)	(33)	(3,619)	(10,241)
Net realized long-term gains, Class B	—	(3)	(10)	—	—	—
Net realized long-term gains, Class C	(29)	(100)	(111)	(29)	(2,464)	(6,194)
Net realized long-term gains, Class I	(20)	(50)	(52)	(183)	(14,391)	(34,727)
Net realized long-term gains, Class R6	—	—	—	(16)	(1,436)	(2,113)

Decrease in net assets from distributions to shareholders	(451)	(1,330)	(1,392)	(261)	(21,910)	(54,597)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(5,804)	(4,977)	(3,178)	7,469	669	(2,924)
Change in net assets from share transactions, Class B	—	(349)	(253)	—	—	—
Change in net assets from share transactions, Class C	(990)	(466)	(287)	4,421	9,088	4,489
Change in net assets from share transactions, Class I	32	501	(171)	76,745	115,257	(22,527)
Change in net assets from share transactions, Class R6	—	—	—	7,704	7,139	22,563

Increase (decrease) in net assets from share transactions	(6,762)	(5,291)	(3,889)	96,339	132,153	1,601

Net increase (decrease) in net assets	4,432	4,601	(7,761)	178,655	181,329	(55,059)

Net Assets
Beginning of period	89,870	85,269	93,030	476,740	295,411	350,470

End of period	$94,302	$89,870	$85,269	$655,395	$476,740	$295,411

Accumulated undistributed net investment income (loss) at end of period	$(4)	$(128)	$(161)	$(23)	$(17)	$—

(1) The Fund changed its fiscal period end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	KAR Small-Cap Growth Fund			KAR Small-Cap Value Fund
	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(3,445)	$(2,732)	$(866)	$776	$4,329	$1,346
Net realized gain (loss)	(179)	(530)	9,922	7,206	22,843	22,424
Net change in unrealized appreciation (depreciation)	192,974	89,239	(317)	25,088	35,164	(22,928)

Increase (decrease) in net assets resulting from operations	189,350	85,977	8,739	33,070	62,336	842

From Distributions to Shareholders
Net investment income, Class A	—	—	—	(85)	(1,269)	(461)
Net investment income, Class C	—	—	—	—	(219)	—
Net investment income, Class I	—	—	—	(607)	(3,715)	(1,433)
Net investment income, Class R6	—	—	—	(12)	(1)	—
Net realized long-term gains, Class A	(4)	(3,423)	(2,379)	(3,083)	(5,493)	(4,360)
Net realized long-term gains, Class C	(1)	(815)	(518)	(1,062)	(1,848)	(1,502)
Net realized long-term gains, Class I	(11)	(3,649)	(1,712)	(9,201)	(12,527)	(9,351)
Net realized long-term gains, Class R6	—	—	—	(143)	(2)	—

Decrease in net assets from distributions to shareholders	(16)	(7,887)	(4,609)	(14,193)	(25,074)	(17,107)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	39,060	66,312	4,385	(5,537)	8,100	889
Change in net assets from share transactions, Class C	21,772	32,713	3,875	(823)	2,713	(482)
Change in net assets from share transactions, Class I	461,883	348,597	59,857	44,299	73,702	(8,227)
Change in net assets from share transactions, Class R6	—	—	—	9,553	103	—

Increase (decrease) in net assets from share transactions	522,715	447,622	68,117	47,492	84,618	(7,820)

Net increase (decrease) in net assets	712,049	525,712	72,247	66,369	121,880	(24,085)

Net Assets
Beginning of period	732,222	206,510	134,263	361,249	239,369	263,454

End of period	$1,444,271	$732,222	$206,510	$427,618	$361,249	$239,369

Accumulated undistributed net investment income (loss) at end of period	$(42)	$(1,112)	$(245)	$325	$253	$1,130

(1) The Fund changed its fiscal period end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Rampart Enhanced Core Equity Fund			Tactical Allocation Fund
	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$452	$1,073	$913	$1,295	$2,835	$3,796
Net realized gain (loss)	13,531	23,880	(5,847)	1,582	11,061	143
Net change in unrealized appreciation (depreciation)	1,571	(1,318)	9,531	9,870	(1,016)	(17,346)

Increase (decrease) in net assets resulting from operations	15,554	23,635	4,597	12,747	12,880	(13,407)

From Distributions to Shareholders
Net investment income, Class A	(334)	(1,189)	(809)	(1,295)	(2,473)	(3,132)
Net investment income, Class B	—	—	—	—	(1)	(3)
Net investment income, Class C	(33)	(23)	(147)	(20)	(43)	(81)
Net investment income, Class I	(75)	(299)	(81)	—	—	—
Net realized short-term gains, Class A	(8,813)	(1,298)	(8,350)	—	(1,595)	—
Net realized short-term gains, Class B	—	—	—	—	(1)	—
Net realized short-term gains, Class C	(2,764)	(470)	(3,086)	—	(51)	—
Net realized short-term gains, Class I	(1,635)	(223)	(658)	—	—	—
Net realized long-term gains, Class A	(801)	(1,411)	(10,127)	(274)	(9,420)	(8,371)
Net realized long-term gains, Class B	—	—	—	—	(9)	(16)
Net realized long-term gains, Class C	(251)	(511)	(3,756)	(8)	(298)	(388)
Net realized long-term gains, Class I	(149)	(242)	(803)	—	—	—

Decrease in net assets from distributions to shareholders	(14,855)	(5,666)	(27,817)	(1,597)	(13,891)	(11,991)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	6,623	524	503	(5,732)	(9,161)	(8,747)
Change in net assets from share transactions, Class B	—	—	—	—	(208)	(126)
Change in net assets from share transactions, Class C	(4,434)	(3,110)	4,969	(649)	(1,069)	344
Change in net assets from share transactions, Class I	11,030	6,999	4,082	—	—	—

Increase (decrease) in net assets from share transactions	13,219	4,413	9,554	(6,381)	(10,438)	(8,529)

Net increase (decrease) in net assets	13,918	22,382	(13,666)	4,769	(11,449)	(33,927)

Net Assets
Beginning of period	171,722	149,340	163,006	141,766	153,215	187,142

End of period	$185,640	$171,722	$149,340	$146,535	$141,766	$153,215

Accumulated undistributed net investment income (loss) at end of period	$436	$426	$866	$(150)	$(9)	$(159)

(1) The Fund changed its fiscal period end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Contrarian Value
Fund
Class A
4/1/17 to 9/30/17(16)	$35.96	0.11	1.37	1.48	(0.40)	—	(0.40)	1.08	$37.04	4.19	%(4)	$73,007	1.46	%(3)(12)	1.47	%(3)	0.61	%(3)	6	%(4)
4/1/16 to 3/31/17	31.48	0.33	4.40	4.73	(0.25)	—	(0.25)	4.48	35.96	15.07	(14)	79,463	1.43	(9)(12)(14)	1.43		0.96	(14)	15
4/1/15 to 3/31/16	36.18	0.17	(4.71)	(4.54)	(0.16)	—	(0.16)	(4.70)	31.48	(12.60)		107,958	1.41	(12)	1.41		0.52		13
4/1/14 to 3/31/15	37.12	0.34	(0.97)	(0.63)	(0.31)	—	(0.31)	(0.94)	36.18	(1.73)		190,896	1.37	(12)	1.37		0.92		34
4/1/13 to 3/31/14	29.97	0.16	7.07	7.23	(0.08)	—	(0.08)	7.15	37.12	24.20		251,498	1.39	(12)	1.39		0.51		15
4/1/12 to 3/31/13	26.21	0.10	3.72	3.82	(0.06)	—	(0.06)	3.76	29.97	14.64		240,250	1.41	(12)	1.41		0.38		19

Class C
4/1/17 to 9/30/17(16)	$34.26	(0.02)	1.33	1.31	(0.06)	—	(0.06)	1.25	$35.51	3.82	%(4)	$24,742	2.20	%(3)(12)	2.20	%(3)	(0.14	)%(3)	6	%(4)
4/1/16 to 3/31/17	30.00	0.07	4.20	4.27	(0.01)	—	(0.01)	4.26	34.26	14.22	(14)	31,587	2.18	(9)(12)(14)	2.18		0.21	(14)	15
4/1/15 to 3/31/16	34.62	(0.07)	(4.52)	(4.59)	(0.03)	—	(0.03)	(4.62)	30.00	(13.27)		36,977	2.16	(12)	2.16		(0.23)		13
4/1/14 to 3/31/15	35.55	0.05	(0.92)	(0.87)	(0.06)	—	(0.06)	(0.93)	34.62	(2.44)		60,813	2.12	(12)	2.12		0.14		34
4/1/13 to 3/31/14	28.84	(0.07)	6.78	6.71	—	—	—	6.71	35.55	23.23		62,738	2.14	(12)	2.14		(0.24)		15
4/1/12 to 3/31/13	25.34	(0.09)	3.59	3.50	—	—	—	3.50	28.84	13.81		54,236	2.16	(12)	2.16		(0.37)		19

Class I
4/1/17 to 9/30/17(16)	$35.98	0.16	1.37	1.53	(0.50)	—	(0.50)	1.03	$37.01	4.35	%(4)	$71,026	1.19	%(3)(12)	1.19	%(3)	0.89	%(3)	6	%(4)
4/1/16 to 3/31/17	31.51	0.42	4.39	4.81	(0.34)	—	(0.34)	4.47	35.98	15.36	(14)	78,732	1.18	(9)(12(14)	1.18		1.22	(14)	15
4/1/15 to 3/31/16	36.18	0.25	(4.71)	(4.46)	(0.21)	—	(0.21)	(4.67)	31.51	(12.40)		104,879	1.16	(12)	1.16		0.77		13
4/1/14 to 3/31/15	37.11	0.40	(0.92)	(0.52)	(0.41)	—	(0.41)	(0.93)	36.18	(1.48)		176,005	1.12	(12)	1.12		1.08		34
4/1/13 to 3/31/14	29.97	0.25	7.05	7.30	(0.16)	—	(0.16)	7.14	37.11	24.52		145,115	1.14	(12)	1.14		0.77		15
4/1/12 to 3/31/13	26.25	0.17	3.71	3.88	(0.16)	—	(0.16)	3.72	29.97	14.89		108,736	1.16	(12)	1.16		0.63		19

Class R6
4/1/17 to 9/30/17(16)	$36.01	0.18	1.37	1.55	(0.56)	—	(0.56)	0.99	$37.00	4.40	%(4)	$3,097	1.07	%(3)(12)	1.07	%(3)	1.01	%(3)	6	%(4)
4/1/16 to 3/31/17	31.56	0.46	4.40	4.86	(0.41)	—	(0.41)	4.45	36.01	15.51	(14)	3,047	1.02	(9)(12)(14)	1.03		1.35	(14)	15
4/1/15 to 3/31/16	36.20	0.29	(4.69)	(4.40)	(0.24)	—	(0.24)	(4.64)	31.56	(12.24)		4,781	0.99	(12)	0.99		0.95		13
11/12/14(7) to 3/31/15	36.99	0.08	(0.66)	(0.58)	(0.21)	—	(0.21)	(0.79)	36.20	(1.57)		98	0.99	(3)	0.99	(3)	0.56	(3)	34	(13)
KAR Capital Growth Fund
Class A
4/1/17 to 9/30/17(16)	$14.10	(0.03)	2.27	2.24	—	(0.16)	(0.16)	2.08	$16.18	15.93	%(4)	$446,720	1.30	%(3)(12)	1.30	%(3)	(0.40	)%(3)	13	%(4)
4/1/16 to 3/31/17	13.66	(0.05)	1.64	1.59	—	(1.15)	(1.15)	0.44	14.10	12.34	(14)	402,118	1.33	(9)(12)(14)	1.34		(0.40	)(14)	21
4/1/15 to 3/31/16	14.23	(0.05)	0.13	0.08	—	(0.65)	(0.65)	(0.57)	13.66	0.39		401,617	1.30	(12)	1.30		(0.32)		20
4/1/14 to 3/31/15	12.41	(0.03)	2.40	2.37	—	(0.55)	(0.55)	1.82	14.23	19.29		433,635	1.28	(12)	1.28		(0.22)		28
4/1/13 to 3/31/14	10.45	(0.01)	2.00	1.99	(0.03)	—	(0.03)	1.96	12.41	19.11		399,131	1.28	(12)	1.28		(0.11)		26
4/1/12 to 3/31/13	10.05	0.03	0.37	0.40	—	—	—	0.40	10.45	3.98		373,069	1.34	(12)	1.34		0.31		20

Class C
4/1/17 to 9/30/17(16)	$11.32	(0.07)	1.82	1.75	—	(0.16)	(0.16)	1.59	$12.91	15.51	%(4)	$14,052	2.08	%(3)(12)	2.08	%(3)	(1.18	)%(3)	13	%(4)
4/1/16 to 3/31/17	11.27	(0.13)	1.33	1.20	—	(1.15)	(1.15)	0.05	11.32	11.47	(14)	13,345	2.08	(9)(12)(14)	2.09		(1.16	)(14)	21
4/1/15 to 3/31/16	11.93	(0.12)	0.11	(0.01)	—	(0.65)	(0.65)	(0.66)	11.27	(0.31)		19,832	2.05	(12)	2.06		(1.07)		20
4/1/14 to 3/31/15	10.57	(0.11)	2.02	1.91	—	(0.55)	(0.55)	1.36	11.93	18.28		11,999	2.02	(12)	2.02		(0.97)		28
4/1/13 to 3/31/14	8.94	(0.08)	1.71	1.63	—	—	—	1.63	10.57	18.23		6,329	2.03	(12)	2.03		(0.86)		26
4/1/12 to 3/31/13	8.66	(0.04)	0.32	0.28	—	—	—	0.28	8.94	3.23		5,993	2.09	(12)	2.09		(0.44)		20

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
KAR Capital Growth
Fund (Continued)
Class I
4/1/17 to 9/30/17(16)	$14.52	(0.01)	2.34	2.33	—	(0.16)	(0.16)	2.17	$16.69	16.09	%(4)	$12,466	1.08	%(3)(12)	1.08	%(3)	(0.18	)%(3)	13	%(4)
4/1/16 to 3/31/17	14.00	(0.01)	1.68	1.67	—	(1.15)	(1.15)	0.52	14.52	12.61	(14)	10,180	1.08	(9)(12)(14)	1.09		(0.15	)(14)	21
4/1/15 to 3/31/16	14.53	(0.01)	0.13	0.12	—	(0.65)	(0.65)	(0.53)	14.00	0.66		8,227	1.05	(12)	1.05		(0.07)		20
4/1/14 to 3/31/15	12.64	— (5)	2.44	2.44	—	(0.55)	(0.55)	1.89	14.53	19.50		8,595	1.02	(12)	1.02		0.03		28
4/1/13 to 3/31/14	10.64	0.02	2.04	2.06	(0.06)	—	(0.06)	2.00	12.64	19.45		5,532	1.03	(12)	1.03		0.14		26
4/1/12 to 3/31/13	10.21	0.06	0.37	0.43	—	—	—	0.43	10.64	4.21		5,650	1.09	(12)	1.09		0.57		20
KAR Global Quality
Dividend Fund
Class A
4/1/17 to 9/30/17(16)	$16.81	0.30	0.41	0.71	(0.27)	(1.05)	(1.32)	(0.61)	$16.20	4.31	%(4)	$44,188	1.35	%(3)	1.56	%(3)	3.65	%(3)	13	%(4)
4/1/16 to 3/31/17	15.09	0.20	1.66	1.86	(0.14)	—	(0.14)	1.72	16.81	12.42		46,670	1.36	(9)	1.48		1.29		119
4/1/15 to 3/31/16	15.40	0.14	(0.37)	(0.23)	(0.08)	—	(0.08)	(0.31)	15.09	(1.53)		50,081	1.35		1.44		0.94		25
4/1/14 to 3/31/15	13.93	0.10	1.49	1.59	(0.12)	—	(0.12)	1.47	15.40	11.45		55,215	1.35		1.42		0.71		56
4/1/13 to 3/31/14	11.96	0.10	1.98	2.08	(0.11)	—	(0.11)	1.97	13.93	17.50		49,275	1.35		1.43		0.81		23
4/1/12 to 3/31/13	10.76	0.13	1.18	1.31	(0.11)	—	(0.11)	1.20	11.96	12.36		48,193	1.35		1.47		1.19		32

Class C
4/1/17 to 9/30/17(16)	$16.38	0.23	0.39	0.62	(0.13)	(1.05)	(1.18)	(0.56)	$15.82	3.86	%(4)	$6,107	2.10	%(3)	2.33	%(3)	2.87	%(3)	13	%(4)
4/1/16 to 3/31/17	14.68	0.08	1.62	1.70	—	—	—	1.70	16.38	11.58		6,950	2.11	(9)	2.23		0.54		119
4/1/15 to 3/31/16	15.03	0.01	(0.35)	(0.34)	(0.01)	—	(0.01)	(0.35)	14.68	(2.26)		8,211	2.10		2.18		0.10		25
4/1/14 to 3/31/15	13.67	0.01	1.43	1.44	(0.08)	—	(0.08)	1.36	15.03	10.64		20,383	2.10		2.16		0.07		56
4/1/13 to 3/31/14	11.77	0.01	1.94	1.95	(0.05)	—	(0.05)	1.90	13.67	16.56		3,803	2.10		2.18		0.05		23
4/1/12 to 3/31/13	10.60	0.04	1.18	1.22	(0.05)	—	(0.05)	1.17	11.77	11.57		3,452	2.10		2.23		0.42		32

Class I
4/1/17 to 9/30/17(16)	$16.84	0.29	0.44	0.73	(0.32)	(1.05)	(1.37)	(0.64)	$16.20	4.41	%(4)	$6,524	1.10	%(3)	1.33	%(3)	3.53	%(3)	13	%(4)
4/1/16 to 3/31/17	15.12	0.25	1.65	1.90	(0.18)	—	(0.18)	1.72	16.84	12.66		7,096	1.11	(9)	1.23		1.59		119
4/1/15 to 3/31/16	15.40	0.17	(0.35)	(0.18)	(0.10)	—	(0.10)	(0.28)	15.12	(1.21)		6,496	1.10		1.18		1.15		25
4/1/14 to 3/31/15	13.93	0.14	1.49	1.63	(0.16)	—	(0.16)	1.47	15.40	11.72		9,776	1.10		1.17		0.96		56
4/1/13 to 3/31/14	11.97	0.13	1.97	2.10	(0.14)	—	(0.14)	1.96	13.93	17.70		9,546	1.10		1.18		0.99		23
4/1/12 to 3/31/13	10.76	0.20	1.15	1.35	(0.14)	—	(0.14)	1.21	11.97	12.73		30,360	1.10		1.12		1.73		32
KAR Mid-Cap Core Fund
Class A
4/1/17 to 9/30/17(16)	$25.80	(0.05)	2.29	2.24	—	(0.09)	(0.09)	2.15	$27.95	8.70	%(4)	$26,238	1.20	%(3)	1.49	%(3)	(0.35	)%(3)	11	%(4)
4/1/16 to 3/31/17	22.60	(0.08)	3.28	3.20	—	—	—	3.20	25.80	14.16		20,615	1.26	(8)(9)	1.55		(0.32)		28
4/1/15 to 3/31/16	23.00	(0.06)	(0.20)	(0.26)	—	(0.14)	(0.14)	(0.40)	22.60	(1.14)		20,639	1.35		1.64		(0.27)		21
4/1/14 to 3/31/15	19.80	(0.07)	4.47	4.40	—	(1.20)	(1.20)	3.20	23.00	22.75		13,080	1.35		2.46		(0.34)		26
4/1/13 to 3/31/14	17.49	(0.06)	2.68	2.62	—	(0.31)	(0.31)	2.31	19.80	15.17		3,027	1.35		3.08		(0.31)		30
4/1/12 to 3/31/13	15.80	0.19	1.86	2.05	(0.25)	(0.11)	(0.36)	1.69	17.49	13.21		1,691	1.35		3.92		1.20		62

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
KAR Mid-Cap Core
Fund (Continued)
Class C
4/1/17 to 9/30/17(16)	$24.45	(0.14)	2.16	2.02	—	(0.09)	(0.09)	1.93	$26.38	8.28	%(4)	$17,870	1.95	%(3)	2.25	%(3)	(1.10	)%(3)	11	%(4)
4/1/16 to 3/31/17	21.57	(0.24)	3.12	2.88	—	—	—	2.88	24.45	13.35		14,279	2.00	(8)(9)	2.28		(1.04)		28
4/1/15 to 3/31/16	22.12	(0.22)	(0.19)	(0.41)	—	(0.14)	(0.14)	(0.55)	21.57	(1.91)		6,670	2.10		2.38		(1.03)		21
4/1/14 to 3/31/15	19.23	(0.23)	4.32	4.09	—	(1.20)	(1.20)	2.89	22.12	21.84		4,363	2.10		2.83		(1.10)		26
4/1/13 to 3/31/14	17.12	(0.18)	2.60	2.42	—	(0.31)	(0.31)	2.11	19.23	14.32		209	2.10		3.84		(1.01)		30
4/1/12 to 3/31/13	15.50	0.06	1.83	1.89	(0.16)	(0.11)	(0.27)	1.62	17.12	12.42		226	2.10		4.70		0.36		62

Class I
4/1/17 to 9/30/17(16)	$26.12	(0.01)	2.32	2.31	—	(0.09)	(0.09)	2.22	$28.34	8.82	%(4)	$69,955	0.95	%(3)	1.25	%(3)	(0.10	)%(3)	11	%(4)
4/1/16 to 3/31/17	22.82	(0.01)	3.31	3.30	—	—	—	3.30	26.12	14.46		50,922	0.99	(8)(9)	1.26		(0.02)		28
4/1/15 to 3/31/16	23.17	(0.01)	(0.20)	(0.21)	—	(0.14)	(0.14)	(0.35)	22.82	(0.92)		7,570	1.10		1.38		(0.03)		21
4/1/14 to 3/31/15	19.89	(0.03)	4.51	4.48	—	(1.20)	(1.20)	3.28	23.17	23.05		4,804	1.10		2.17		(0.16)		26
4/1/13 to 3/31/14	17.52	(0.01)	2.69	2.68	—	(0.31)	(0.31)	2.37	19.89	15.48		1,178	1.10		2.85		(0.08)		30
4/1/12 to 3/31/13	15.84	0.25	1.84	2.09	(0.30)	(0.11)	(0.41)	1.68	17.52	13.50		1,316	1.10		3.65		1.56		62
KAR Mid-Cap Growth Fund
Class A
4/1/17 to 9/30/17(16)	$24.56	(0.12)	3.43	3.31	—	(0.13)	(0.13)	3.18	$27.74	13.48	%(4)	$84,912	1.40	%(3)	1.49	%(3)	(0.88	)%(3)	12	%(4)
4/1/16 to 3/31/17	21.92	(0.16)	3.15	2.99	—	(0.35)	(0.35)	2.64	24.56	13.81	(14)	80,648	1.41	(9)(14)	1.52		(0.75	)(14)	20
4/1/15 to 3/31/16	22.80	(0.18)	(0.36)	(0.54)	—	(0.34)	(0.34)	(0.88)	21.92	(2.51)		76,660	1.39		1.49		(0.84)		26
4/1/14 to 3/31/15	21.30	(0.15)	2.34	2.19	—	(0.69)	(0.69)	1.50	22.80	10.50		83,158	1.43	(8)	1.46		(0.71)		27
4/1/13 to 3/31/14	19.02	(0.15)	2.43	2.28	—	—	—	2.28	21.30	11.99		81,016	1.45		1.44		(0.74)		32
4/1/12 to 3/31/13	17.44	(0.08)	1.66	1.58	—	—	—	1.58	19.02	9.06		79,561	1.45		1.51		(0.49)		35

Class C
4/1/17 to 9/30/17(16)	$20.06	(0.17)	2.78	2.61	—	(0.13)	(0.13)	2.48	$22.54	13.01	%(4)	$4,971	2.15	%(3)	2.28	%(3)	(1.63	)%(3)	12	%(4)
4/1/16 to 3/31/17	18.09	(0.27)	2.59	2.32	—	(0.35)	(0.35)	1.97	20.06	13.03	(14)	5,350	2.16	(9)(14)	2.27		(1.50	)(14)	20
4/1/15 to 3/31/16	19.02	(0.29)	(0.30)	(0.59)	—	(0.34)	(0.34)	(0.93)	18.09	(3.23)		5,319	2.14		2.24		(1.60)		26
4/1/14 to 3/31/15	18.01	(0.26)	1.96	1.70	—	(0.69)	(0.69)	1.01	19.02	9.68		5,976	2.18	(8)	2.21		(1.46)		27
4/1/13 to 3/31/14	16.21	(0.26)	2.06	1.80	—	—	—	1.80	18.01	11.10		5,233	2.20		2.19		(1.49)		32
4/1/12 to 3/31/13	14.97	(0.18)	1.42	1.24	—	—	—	1.24	16.21	8.28		4,850	2.20		2.26		(1.24)		35

Class I
4/1/17 to 9/30/17(16)	$25.20	(0.09)	3.51	3.42	—	(0.13)	(0.13)	3.29	$28.49	13.58	%(4)	$4,419	1.15	%(3)	1.27	%(3)	(0.63	)%(3)	12	%(4)
4/1/16 to 3/31/17	22.42	(0.11)	3.24	3.13	—	(0.35)	(0.35)	2.78	25.20	14.13	(14)	3,872	1.16	(9)(14)	1.27		(0.50	)(14)	20
4/1/15 to 3/31/16	23.26	(0.13)	(0.37)	(0.50)	—	(0.34)	(0.34)	(0.84)	22.42	(2.24)		2,961	1.14		1.24		(0.60)		26
4/1/14 to 3/31/15	21.66	(0.10)	2.39	2.29	—	(0.69)	(0.69)	1.60	23.26	10.79		3,288	1.18	(8)	1.21		(0.46)		27
4/1/13 to 3/31/14	19.30	(0.10)	2.46	2.36	—	—	—	2.36	21.66	12.23		2,324	1.20		1.19		(0.49)		32
4/1/12 to 3/31/13	17.65	(0.04)	1.69	1.65	—	—	—	1.65	19.30	9.35		1,932	1.20		1.26		(0.24)		35

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
KAR Small-Cap Core Fund
Class A
4/1/17 to 9/30/17(16)	$24.21	(0.06)	3.91	3.85	—	(0.01)	(0.01)	3.84	$28.05	15.92	%(4)	$79,752	1.33	%(3)	1.33	%(3)	(0.49	)%(3)	2	%(4)
4/1/16 to 3/31/17	21.39	(0.07)	4.26	4.19	—	(1.37)	(1.37)	2.82	24.21	20.26	(14)	62,122	1.37	(9)(14)	1.37		(0.31	)(14)	24
4/1/15 to 3/31/16	25.65	(0.05)	0.01	(0.04)	(0.05)	(4.17)	(4.22)	(4.26)	21.39	0.02		53,722	1.37		1.37		(0.21)		33
4/1/14 to 3/31/15	24.19	0.03	3.07	3.10	—	(1.64)	(1.64)	1.46	25.65	13.28		67,696	1.34		1.34		0.12		28
4/1/13 to 3/31/14	21.41	(0.02)	2.84	2.82	(0.03)	(0.01)	(0.04)	2.78	24.19	13.17		162,302	1.39		1.39		(0.09)		31
4/1/12 to 3/31/13	20.07	0.10	1.75	1.85	(0.18)	(0.33)	(0.51)	1.34	21.41	9.64		143,293	1.37		1.37		0.52		15	(11)

Class C
4/1/17 to 9/30/17(16)	$20.71	(0.14)	3.34	3.20	—	(0.01)	(0.01)	3.19	$23.90	15.47	%(4)	$56,526	2.08	%(3)	2.08	%(3)	(1.23	)%(3)	2	%(4)
4/1/16 to 3/31/17	18.61	(0.21)	3.68	3.47	—	(1.37)	(1.37)	2.10	20.71	19.39	(14)	44,789	2.12	(9)(14)	2.12		(1.10	)(14)	24
4/1/15 to 3/31/16	22.98	(0.19)	(0.01)	(0.20)	—	(4.17)	(4.17)	(4.37)	18.61	(0.73)		31,711	2.12		2.12		(0.95)		33
4/1/14 to 3/31/15	21.99	(0.11)	2.74	2.63	—	(1.64)	(1.64)	0.99	22.98	12.44		33,735	2.09		2.09		(0.50)		28
4/1/13 to 3/31/14	19.58	(0.18)	2.60	2.42	— (5)	(0.01)	(0.01)	2.41	21.99	12.35		33,437	2.14		2.14		(0.84)		31
4/1/12 to 3/31/13	18.38	(0.04)	1.61	1.57	(0.04)	(0.33)	(0.37)	1.20	19.58	8.84		27,641	2.12		2.12		(0.23)		15	(11)

Class I
4/1/17 to 9/30/17(16)	$25.37	(0.03)	4.11	4.08	—	(0.01)	(0.01)	4.07	$29.44	16.10	%(4)	$474,552	1.08	%(3)	1.08	%(3)	(0.23	)%(3)	2	%(4)
4/1/16 to 3/31/17	22.30	(0.03)	4.47	4.44	—	(1.37)	(1.37)	3.07	25.37	20.57	(14)	338,491	1.12	(9)(14)	1.12		(0.11	)(14)	24
4/1/15 to 3/31/16	26.58	0.01	0.01	0.02	(0.13)	(4.17)	(4.30)	(4.28)	22.30	0.28		189,167	1.12		1.12		0.04		33
4/1/14 to 3/31/15	24.95	0.13	3.14	3.27	—	(1.64)	(1.64)	1.63	26.58	13.57		248,933	1.08		1.08		0.53		28
4/1/13 to 3/31/14	22.04	0.04	2.92	2.96	(0.04)	(0.01)	(0.05)	2.91	24.95	13.44		242,400	1.14		1.14		0.19		31
4/1/12 to 3/31/13	20.65	0.13	1.83	1.96	(0.24)	(0.33)	(0.57)	1.39	22.04	9.92		164,483	1.12		1.12		0.63		15	(11)

Class R6
4/1/17 to 9/30/17(16)	$25.44	(0.02)	4.11	4.09	—	(0.01)	(0.01)	4.08	$29.52	16.14	%(4)	$44,565	0.99	%(3)	0.99	%(3)	(0.14	)%(3)	2	%(4)
4/1/16 to 3/31/17	22.33	— (5)	4.48	4.48	—	(1.37)	(1.37)	3.11	25.44	20.68	(14)	31,338	1.01	(9)(14)	1.01		0.01	(14)	24
4/1/15 to 3/31/16	26.59	0.07	(0.01)	0.06	(0.15)	(4.17)	(4.32)	(4.26)	22.33	0.41		20,811	1.01		1.02		0.33		33
11/12/14(7) to 3/31/15	25.99	0.12	1.36	1.48	—	(0.88)	(0.88)	0.60	26.59	5.83	(4)	106	0.97	(3)	0.97	(3)	1.18	(3)	28	(13)
KAR Small-Cap Growth
Fund
Class A
4/1/17 to 9/30/17(16)	$21.12	(0.09)	4.40	4.31	— (5)	—	— (5)	4.31	$25.43	20.41	%(4)	$263,281	1.50	%(3)(6)	1.46	%(3)	(0.81	)%(3)	1	%(4)
4/1/16 to 3/31/17	17.67	(0.14)	4.14	4.00	—	(0.55)	(0.55)	3.45	21.12	23.25	(14)	184,302	1.50	(9)(14)	1.51		(0.73	)(14)	21
4/1/15 to 3/31/16	17.54	(0.10)	0.73	0.63	—	(0.50)	(0.50)	0.13	17.67	3.69		88,715	1.49		1.53		(0.59)		27
4/1/14 to 3/31/15	16.97	(0.13)	2.46	2.33	—	(1.76)	(1.76)	0.57	17.54	14.56		83,611	1.50		1.57		(0.76)		27
4/1/13 to 3/31/14	14.92	(0.15)	2.68	2.53	—	(0.48)	(0.48)	2.05	16.97	17.15		94,902	1.50		1.56		(0.93)		23
4/1/12 to 3/31/13	12.95	(0.03)	2.00	1.97	—	—	—	1.97	14.92	15.21		70,107	1.61	(8)	1.67		(0.24)		24

Class C
4/1/17 to 9/30/17(16)	$19.28	(0.17)	4.02	3.85	— (5)	—	— (5)	3.85	$23.13	19.97	%(4)	$93,560	2.25	%(3)(6)	2.21	%(3)	(1.56	)%(3)	1	%(4)
4/1/16 to 3/31/17	16.30	(0.26)	3.79	3.53	—	(0.55)	(0.55)	2.98	19.28	22.30	(14)	58,327	2.26	(9)(14)	2.26		(1.49	)(14)	21
4/1/15 to 3/31/16	16.33	(0.21)	0.68	0.47	—	(0.50)	(0.50)	(0.03)	16.30	2.97		19,525	2.25		2.28		(1.34)		27
4/1/14 to 3/31/15	16.03	(0.24)	2.30	2.06	—	(1.76)	(1.76)	0.30	16.33	13.68		15,594	2.25		2.32		(1.51)		27
4/1/13 to 3/31/14	14.22	(0.26)	2.55	2.29	—	(0.48)	(0.48)	1.81	16.03	16.29		13,298	2.25		2.31		(1.68)		23
4/1/12 to 3/31/13	12.44	(0.12)	1.90	1.78	—	—	—	1.78	14.22	14.31		7,555	2.36	(8)	2.42		(0.96)		24

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
KAR Small-Cap Growth
Fund (Continued)
Class I
4/1/17 to 9/30/17(16)	$21.45	(0.07)	4.48	4.41	— (5)	—	— (5)	4.41	$25.86	20.56	%(4)	$1,087,430	1.25	%(3)(6)	1.21	%(3)	(0.55	)%(3)	1	%(4)
4/1/16 to 3/31/17	17.89	(0.10)	4.21	4.11	—	(0.55)	(0.55)	3.56	21.45	23.59	(14)	489,593	1.26	(9)(14)	1.26		(0.50	)(14)	21
4/1/15 to 3/31/16	17.70	(0.05)	0.74	0.69	—	(0.50)	(0.50)	0.19	17.89	4.00		98,270	1.25		1.29		(0.31)		27
4/1/14 to 3/31/15	17.08	(0.08)	2.46	2.38	—	(1.76)	(1.76)	0.62	17.70	14.83		35,058	1.25		1.32		(0.47)		27
4/1/13 to 3/31/14	14.98	(0.11)	2.69	2.58	—	(0.48)	(0.48)	2.10	17.08	17.42		20,685	1.25		1.30		(0.68)		23
4/1/12 to 3/31/13	12.96	(0.01)	2.03	2.02	—	—	—	2.02	14.98	15.59		10,026	1.36	(8)	1.42		(0.04)		24
KAR Small-Cap Value
Fund
Class A
4/1/17 to 9/30/17(16)	$17.61	0.03	1.44	1.47	(0.02)	(0.65)	(0.67)	0.80	$18.41	8.56	%(4)	$87,399	1.32	%(3)(12)	1.32	%(3)	0.29	%(3)	10	%(4)
4/1/16 to 3/31/17	15.67	0.22	3.16	3.38	(0.26)	(1.18)	(1.44)	1.94	17.61	22.86		89,050	1.32	(9)(12)	1.32		1.35		22
4/1/15 to 3/31/16	16.61	0.07	0.07	0.14	(0.10)	(0.98)	(1.08)	(0.94)	15.67	0.94		71,280	1.30	(12)	1.30		0.49		15
4/1/14 to 3/31/15	16.74	0.09	1.38	1.47	(0.03)	(1.57)	(1.60)	(0.13)	16.61	9.33		74,738	1.28	(6)	1.28		0.54		24
4/1/13 to 3/31/14	13.91	0.04	2.84	2.88	(0.05)	—	(0.05)	2.83	16.74	20.78		137,496	1.32	(6)	1.32		0.24		24
4/1/12 to 3/31/13	13.22	0.16	0.78	0.94	(0.25)	—	(0.25)	0.69	13.91	7.37		118,376	1.42	(6)	1.34		1.29		16	(11)

Class C
4/1/17 to 9/30/17(16)	$17.35	(0.04)	1.42	1.38	—	(0.65)	(0.65)	0.73	$18.08	8.17	%(4)	$29,795	2.06	%(3)(12)	2.06	%(3)	(0.45	)%(3)	10	%(4)
4/1/16 to 3/31/17	15.45	0.10	3.11	3.21	(0.13)	(1.18)	(1.31)	1.90	17.35	21.95		29,416	2.07	(9)(12)	2.07		0.65		22
4/1/15 to 3/31/16	16.41	(0.04)	0.06	0.02	—	(0.98)	(0.98)	(0.96)	15.45	0.17		23,602	2.05	(12)	2.05		(0.26)		15
4/1/14 to 3/31/15	16.65	(0.02)	1.35	1.33	—	(1.57)	(1.57)	(0.24)	16.41	8.49		25,634	2.03	(6)	2.03		(0.12)		24
4/1/13 to 3/31/14	13.89	(0.08)	2.84	2.76	—	—	—	2.76	16.65	19.87		27,132	2.07	(6)	2.07		(0.52)		24
4/1/12 to 3/31/13	13.20	0.07	0.77	0.84	(0.15)	—	(0.15)	0.69	13.89	6.57		23,793	2.17	(6)	2.09		0.56		16	(11)

Class I
4/1/17 to 9/30/17(16)	$17.62	0.05	1.43	1.48	(0.04)	(0.65)	(0.69)	0.79	$18.41	8.72	%(4)	$300,259	1.07	%(3)(12)	1.07	%(3)	0.55	%(3)	10	%(4)
4/1/16 to 3/31/17	15.69	0.26	3.17	3.43	(0.32)	(1.18)	(1.50)	1.93	17.62	23.20		242,661	1.07	(9)(12)	1.07		1.63		22
4/1/15 to 3/31/16	16.64	0.11	0.07	0.18	(0.15)	(0.98)	(1.13)	(0.95)	15.69	1.17		144,487	1.05	(12)	1.05		0.74		15
4/1/14 to 3/31/15	16.77	0.16	1.35	1.51	(0.07)	(1.57)	(1.64)	(0.13)	16.64	9.59		163,082	1.03	(6)	1.03		0.97		24
4/1/13 to 3/31/14	13.92	0.08	2.84	2.92	(0.07)	—	(0.07)	2.85	16.77	21.06		104,149	1.07	(6)	1.07		0.49		24
4/1/12 to 3/31/13	13.23	0.15	0.82	0.97	(0.28)	—	(0.28)	0.69	13.92	7.64		91,502	1.17	(6)	1.10		1.19		16	(11)

Class R6
4/1/17 to 9/30/17(16)	$17.63	0.05	1.44	1.49	(0.05)	(0.65)	(0.70)	0.79	$18.42	8.78	%(4)	$10,165	0.99	%(3)(12)	0.99	%(3)	0.52	%(3)	10	%(4)
11/3/16(7) to 3/31/17	14.90	0.05	3.15	3.20	(0.22)	(0.25)	(0.47)	2.73	17.63	21.58	(4)	122	0.98	(3)(12)	0.98	(3)	0.68	(3)	22	(15)
Rampart Enhanced
Core Equity Fund
Class A
4/1/17 to 9/30/17(16)	$20.27	0.06	1.72	1.78	(0.06)	(1.73)	(1.79)	(0.01)	$20.26	9.26	%(4)	$120,445	1.23	%(3)(8)	1.39	%(3)	0.63	%(3)	110	%(4)
4/1/16 to 3/31/17	18.14	0.15	2.68	2.83	(0.22)	(0.48)	(0.70)	2.13	20.27	15.85	(14)	113,442	1.26	(9)(14)	1.40		0.81	(14)	496
4/1/15 to 3/31/16	20.97	0.14	0.56	0.70	(0.15)	(3.38)	(3.53)	(2.83)	18.14	4.02		101,113	1.25		1.38		0.74		312
4/1/14 to 3/31/15	21.94	0.17	1.84	2.01	(0.08)	(2.90)	(2.98)	(0.97)	20.97	9.75		116,725	1.25		1.36		0.82		345
4/1/13 to 3/31/14	19.51	0.14	4.02	4.16	(0.10)	(1.63)	(1.73)	2.43	21.94	21.84		111,074	1.25		1.39		0.66		283
4/1/12 to 3/31/13	17.93	0.09	1.53	1.62	(0.04)	—	(0.04)	1.58	19.51	9.12		100,976	1.25		1.44		0.52		65

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Rampart Enhanced
Core Equity Fund (Continued)
Class C
4/1/17 to 9/30/17(16)	$18.44	(0.02)	1.56	1.54	(0.02)	(1.73)	(1.75)	(0.21)	$18.23	8.85	%(4)	$32,710	1.98	%(3)(8)	2.15	%(3)	(0.17	)%(3)	110	%(4)
4/1/16 to 3/31/17	16.48	0.01	2.44	2.45	(0.01)	(0.48)	(0.49)	1.96	18.44	15.01	(14)	37,269	2.00	(9)(14)	2.15		0.04	(14)	496
4/1/15 to 3/31/16	19.42	— (5)	0.51	0.51	(0.07)	(3.38)	(3.45)	(2.94)	16.48	3.27		36,236	2.00		2.13		0.01		312
4/1/14 to 3/31/15	20.60	0.01	1.72	1.73	(0.01)	(2.90)	(2.91)	(1.18)	19.42	8.91		37,312	2.00		2.12		0.06		345
4/1/13 to 3/31/14	18.46	(0.02)	3.81	3.79	(0.02)	(1.63)	(1.65)	2.14	20.60	20.93		27,930	2.00		2.14		(0.09)		283
4/1/12 to 3/31/13	17.05	(0.04)	1.45	1.41	—	—	—	1.41	18.46	8.27		24,782	2.00		2.19		(0.23)		65

Class I
4/1/17 to 9/30/17(16)	$20.22	0.09	1.71	1.80	(0.07)	(1.73)	(1.80)	—	$20.22	9.41	%(4)	$32,485	0.98	%(3)(8)	1.15	%(3)	0.91	%(3)	110	%(4)
4/1/16 to 3/31/17	18.13	0.21	2.66	2.87	(0.30)	(0.48)	(0.78)	2.09	20.22	16.16	(14)	21,011	1.01	(9)(14)	1.15		1.13	(14)	496
4/1/15 to 3/31/16	20.96	0.21	0.53	0.74	(0.19)	(3.38)	(3.57)	(2.83)	18.13	4.25		11,991	1.00		1.13		1.13		312
4/1/14 to 3/31/15	21.90	0.22	1.85	2.07	(0.11)	(2.90)	(3.01)	(0.94)	20.96	10.06		8,969	1.00		1.11		1.05		345
4/1/13 to 3/31/14	19.48	0.19	4.01	4.20	(0.15)	(1.63)	(1.78)	2.42	21.90	22.12		11,291	1.00		1.14		0.90		283
4/1/12 to 3/31/13	17.91	0.14	1.51	1.65	(0.08)	—	(0.08)	1.57	19.48	9.28		11,589	1.00		1.17		0.78		65
Tactical Allocation
Fund
Class A
4/1/17 to 9/30/17(16)	$8.33	0.08	0.69	0.77	(0.08)	(0.02)	(0.10)	0.67	$9.00	9.25	%(4)	$142,481	1.38	%(3)	1.38	%(3)	1.81	%(3)	26	%(4)
4/1/16 to 3/31/17	8.44	0.17	0.56	0.73	(0.15)	(0.69)	(0.84)	(0.11)	8.33	9.20	(14)	137,388	1.37	(9)(14)	1.38		1.86	(14)	104
4/1/15 to 3/31/16	9.75	0.20	(0.88)	(0.68)	(0.17)	(0.46)	(0.63)	(1.31)	8.44	(7.36)		147,546	1.32		1.33		2.25		81
4/1/14 to 3/31/15	10.06	0.21	0.15	0.36	(0.20)	(0.47)	(0.67)	(0.31)	9.75	3.60		180,435	1.30		1.30		2.09		69
4/1/13 to 3/31/14	9.88	0.22	1.13	1.35	(0.21)	(0.96)	(1.17)	0.18	10.06	14.84		195,509	1.29		1.29		2.22		61
4/1/12 to 3/31/13	9.47	0.21	0.53	0.74	(0.22)	(0.11)	(0.33)	0.41	9.88	8.00		186,662	1.30		1.30		2.26		94

Class C
4/1/17 to 9/30/17(16)	$8.55	0.05	0.70	0.75	(0.04)	(0.02)	(0.06)	0.69	$9.24	8.80	%(4)	$4,054	2.14	%(3)	2.15	%(3)	1.05	%(3)	26	%(4)
4/1/16 to 3/31/17	8.64	0.11	0.57	0.68	(0.08)	(0.69)	(0.77)	(0.09)	8.55	8.37	(14)	4,378	2.11	(9)(14)	2.13		1.13	(14)	104
4/1/15 to 3/31/16	9.96	0.14	(0.90)	(0.76)	(0.10)	(0.46)	(0.56)	(1.32)	8.64	(8.02)		5,460	2.07		2.08		1.51		81
4/1/14 to 3/31/15	10.27	0.13	0.16	0.29	(0.13)	(0.47)	(0.60)	(0.31)	9.96	2.81		6,328	2.04		2.04		1.29		69
4/1/13 to 3/31/14	10.07	0.15	1.15	1.30	(0.14)	(0.96)	(1.10)	0.20	10.27	13.90		3,785	2.04		2.04		1.46		61
4/1/12 to 3/31/13	9.65	0.15	0.53	0.68	(0.15)	(0.11)	(0.26)	0.42	10.07	7.17		3,021	2.05		2.05		1.51		94

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005 per share.
(6)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(7)	Inception date.
(8)	Represents a blended ratio.

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Each Fund will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(11)	Portfolio turnover calculation excludes security transactions distributed as a result of a redemption-in-kind.
(12)	The Fund is currently under its expense limitation.
(13)	Portfolio turnover is representative of the Fund for the entire year ended March 31, 2015.
(14)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets as follows:

	Class A	Class C	Class I	Class R6
Contrarian Value Fund*	—	—	—	—
KAR Capital Growth Fund	0.06%	0.05%	0.06%	N/A
KAR Mid-Cap Growth Fund	0.05%	0.05%	0.05%	N/A
KAR Small-Cap Core Fund*	—	—	—	—
KAR Small-Cap Growth Fund*	—	—	—	N/A
Rampart Enhanced Core Equity Fund*	—	—	—	N/A
Tactical Allocation Fund	0.08%	0.08%	N/A	N/A

*	Amount is less than 0.005%

Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return as follows:

	Class A	Class C	Class I	Class R6
Contrarian Value Fund*	—	—	—	—
KAR Capital Growth Fund	0.06%	0.06%	0.06%	N/A
KAR Mid-Cap Growth Fund	0.05%	0.05%	0.05%	N/A
KAR Small-Cap Core Fund*	—	—	—	—
KAR Small-Cap Growth Fund*	—	—	—	N/A
Rampart Enhanced Core Equity Fund*	—	—	—	N/A
Tactical Allocation Fund	0.08%	0.08%	N/A	N/A

*	Amount is less than 0.005%

See Note 14 in Notes to Financial Statements for a further explanation on the custody fees reimbursed.

(15)	Portfolio turnover is representative of the Fund for the entire year ended March 31, 2017.
(16)	The Fund changed its fiscal period end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017

Note	1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective September 21, 2017 the Funds changed their fiscal year end from March 31 to September 30.

As of the date of this report, 11 diversified funds of the Trust are offered for sale, of which 10 (each a “Fund”) are reported in this annual report. The Funds’ investment objectives are outlined in each Fund’s summary page. There is no guarantee that the Funds will achieve their objectives.

All of the Funds offer Class A shares and Class C shares. All Funds with the exception of the Tactical Allocation Fund offer Class I shares. Class R6 shares are offered by the Contrarian Value Fund, KAR Small-Cap Core Fund and KAR Small-Cap Value Fund. Effective March 6, 2017, all Class B shares were converted to Class A shares. Prior to March 6, 2017, Class B shares could be purchased by existing shareholders through qualifying transactions.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statements of Operations for the period, as applicable.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each Class of shares.

Note	2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the NYSE, generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer- supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal period-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear each Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

H.	When-Issued and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Securities Lending

($ reported in thousands)

During the period, certain Funds were permitted to loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, when doing so a Fund was required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral, consisting of cash and securities issued by the U.S. Government or its agencies, was adjusted daily in connection with changes in the market value of securities on loan. Cash collateral was invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker were recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. Effective July 31, 2017, securities lending was suspended on the Funds, and the agreement with BBH was terminated on August 14, 2017.

J.	Earnings Credit and Interest

Through arrangements with each Fund’s previous custodian which ended in September 2017, each Fund receives either an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Fund’s custody expenses. The credits are reflected as “Earnings credit from custodian” and the interest is reflected under “Interest income” in each Fund’s Statements of Operations for the period, as applicable.

Note	3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

Options Contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use options contracts to hedge against changes in the values of equities.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in unaffiliated securities at value” in the Statements of Assets and Liabilities.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Options written are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on unaffiliated investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statements of Operations.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on unaffiliated investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statements of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

The Rampart Enhanced Core Equity Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

The following is a summary of the Fund’s options contracts as categorized equity risk, presented in the financial statements as of September 30, 2017:

Statements of Assets and Liabilities
Enhanced Core Equity
Assets: Purchased options at value	$90 (1)
Liabilities: Written options at value	(265)

Net asset (liability) balance	$(175)

Statements of Operations
	Enhanced Core Equity
Net realized gain (loss) on purchased options	$(4,178	)(2)
Net realized gain (loss) on written options	8,230
Net change in unrealized appreciation (depreciation) on purchased options	4	(3)
Net change in unrealized appreciation (depreciation) on written options	(109)

Total net realized and unrealized gain (loss) on purchased and written options	$3,947

(1)	Amount included in Investment in unaffiliated securities at value.
(2)	Included in net realized gain (loss) on unaffiliated investments.
(3)	Included in net change in unrealized appreciation (depreciation) on unaffiliated investments.

For the period ended September 30, 2017, the average daily premiums paid by the Rampart Enhanced Core Equity Fund for purchased options were $273 and the average daily premiums received for written call options by the Rampart Enhanced Core Equity Fund were $(558).

Note	4. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Rampart Enhanced Core Equity Fund	0.75	0.70	0.65
Tactical Allocation Fund	0.70	0.65	0.60

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	Over $1 Billion
Contrarian Value Fund	0.75%	0.70%

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

During the period covered by these financial statements, the Tactical Allocation Fund invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Virtus Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $5. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in “Less expenses reimbursed and/or waived by investment adviser” in the Statements of Operations.

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser	Fund	Subadviser
Contrarian Value Fund	Sasco Capital, Inc.	KAR Small-Cap Growth Fund	Kayne(1)(3)
KAR Capital Growth Fund	Kayne(1)(3)	KAR Small-Cap Value Fund	Kayne(1)(3)
KAR Global Quality Dividend Fund	Kayne(1)(3)	Rampart Enhanced Core Equity Fund	Rampart Investment Management Company, LLC(3)
KAR Mid-Cap Core Fund	Kayne(1)(3)	Tactical Allocation Fund (Domestic Equity Portfolio)	Kayne(1)(3)
KAR Mid-Cap Growth Fund	Kayne(1)(3)	Tactical Allocation Fund (International Equity Portfolio)	DPIM(3)(2)
KAR Small-Cap Core Fund	Kayne(1)(3)	Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet Asset Management, LLC(3)

(1)	Kayne Anderson Rudnick Investment Management, LLC. (“KAR”)
(2)	Duff & Phelps Investment Management Co. (“DIPM”)
(3)	An indirect, wholly-owned subsidiary of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit certain Funds’ total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed the following percentages of the average annual daily net asset values for the following Funds.

	Class A	Class C	Class I	Class R6	Through Date
Contrarian Value Fund‡	1.48%	2.23%	1.23%	1.09%	7/31/18
KAR Capital Growth Fund‡	1.47	2.22	1.22	N/A	7/31/18
KAR Global Quality Dividend Fund	1.35	2.10	1.10	N/A	7/31/18
KAR Mid-Cap Core Fund	1.20	1.95	0.95	N/A	7/31/18
KAR Mid-Cap Growth Fund	1.40	2.15	1.15	N/A	7/31/18
KAR Small-Cap Growth Fund	1.50	2.25	1.25	N/A	7/31/18
KAR Small-Cap Value Fund‡	1.42	2.17	1.17	1.07	7/31/18
Rampart Enhanced Core Equity Fund**	1.20	1.95	0.95	N/A	7/31/18

‡	Each share class is currently below its expense cap.
**	Effective July 31, 2017. For the period of April 1, 2017 to July 30, 2017 the expense caps were as follows for Class A, Class C and Class I respectively: 1.25%, 2.00%, and 1.00%.

D.	Expense Recapture

For certain Funds, the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three years after the date in which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Period Ended
	2018	2019	2020	Total
KAR Global Quality Dividend Fund	$37	$83	$92	$212
KAR Mid-Cap Core Fund	63	119	235	417
KAR Mid-Cap Growth Fund	38	107	80	225
Rampart Enhanced Core Equity Fund	187	217	244	648

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal period (the “period”) ended September 30, 2017, it retained net commissions of $1,232 for Class A shares and CDSC of $3, and $14 for Class A shares, and Class C shares, respectively.

In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class C shares 1.00%; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Trust.

For the period ended September 30, 2017, the Funds incurred administration fees totaling $1,435 which are included in the Statements of Operations within the line item “Administration fees”.

For the period ended September 30, 2017, the Funds incurred transfer agent fees totaling $1,862 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses”. A portion of these fees was paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

($ reported in thousands)

At September 30, 2017, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of certain Funds which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Capital Growth Fund
Class A	13	$—	(1)
KAR Small-Cap Growth
Class I	177,519	4,589
KAR Small-Cap Value Fund
Class R6	312,290	5,620
Rampart Enhance Core Equity Fund
Class I	405,504	8,199

(1)	Amount is less than $500.

H.	Investments in Affiliates

A summary of the Tactical Allocation Fund’s total long-term and short-term purchases and sales of the affiliated underlying fund during the period ended September 30, 2017, is as follows:

	Value, beginning of period	Purchases	Sales	Net Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value, end of period	Dividend Income	Distributions of Realized Gains
Virtus Credit Opportunities Fund	$1,771	$—	$(447)	(3)	(26)	$1,295	$49	$—

I.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2017.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Note	5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and written options securities) during the period ended September 30, 2017, were as follows:

	Purchases	Sales
Contrarian Value Fund	$9,861	$35,250
KAR Capital Growth Fund	57,028	68,033
KAR Global Quality Dividend Fund	7,591	12,117
KAR Mid-Cap Core Fund	24,884	10,668
KAR Mid-Cap Growth Fund	10,935	18,878
KAR Small-Cap Core Fund	105,992	11,676
KAR Small-Cap Growth Fund	436,456	9,545
KAR Small-Cap Value Fund	69,093	35,387
Rampart Enhanced Core Equity Fund	194,338	192,207
Tactical Allocation Fund	34,433	42,154

The Tactical Allocation Fund had purchases of $2,309, and sales of $1,391 of long-term U.S. Government and agency securities during the period ended September 30, 2017.

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Contrarian Value Fund
	Fiscal Period Ended September 30, 2017(2)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	168	$6,004	235	$7,988	497	$16,061
Reinvestment of distributions	20	707	17	559	17	628
Shares repurchased	(427)	(15,259)	(1,471)	(50,190)	(2,361)	(76,153)

Net Increase / (Decrease)	(239)	$(8,548)	(1,219)	$(41,643)	(1,847)	$(59,464)

Class C
Sale of shares	4	$149	28	$920	38	$1,236
Reinvestment of distributions	1	39	— (1)	5	1	38
Shares repurchased	(231)	(7,880)	(338)	(11,101)	(564)	(17,436)

Net Increase / (Decrease)	(226)	$(7,692)	(310)	$(10,176)	(525)	$(16,162)

Class I
Sale of shares	104	$3,738	478	$16,400	657	$21,130
Reinvestment of distributions	29	1,022	28	945	25	890
Shares repurchased	(402)	(14,239)	(1,646)	(56,035)	(2,219)	(71,603)

Net Increase / (Decrease)	(269)	$(9,479)	(1,140)	$(38,690)	(1,537)	$(49,583)

Class R6
Sale of shares	5	$181	28	$935	176	$5,841
Reinvestment of distributions	1	46	1	45	— (1)	17
Shares repurchased	(7)	(261)	(96)	(3,230)	(27)	(853)

Net Increase / (Decrease)	(1)	$(34)	(67)	$(2,250)	149	$5,005

(1)	Amount is less than 500 shares.
(2)	The Fund changed its fiscal year end to September 30 during the period.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

	KAR Capital Growth Fund
	Fiscal Period Ended September 30, 2017(4)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	209	$3,179	403	$5,482	692	$9,635
Conversion from Class B shares(3)	—	—	43	602	—	—
Reinvestment of distributions	263	4,031	2,208	28,727	1,224	17,438
Shares repurchased	(1,396)	(21,262)	(3,521)	(48,786)	(3,003)	(41,883)

Net Increase / (Decrease)	(924)	$(14,052)	(867)	$(13,975)	(1,087)	$(14,810)

Class B
Sale of shares	—	$—	— (1)	— (2)	2	$17
Reinvestment of distributions	—	—	6	67	8	98
Shares repurchased	—	—	(78)	(902)	(69)	(799)
Conversion to Class A shares(3)	—	—	(54)	(602)	—	—

Net Increase / (Decrease)	—	$—	(126)	$(1,437)	(59)	$(684)

Class C
Sale of shares	77	$918	88	$972	1,249	$14,657
Reinvestment of distributions	12	152	109	1,140	68	810
Shares repurchased	(180)	(2,209)	(777)	(8,801)	(564)	(6,362)

Net Increase / (Decrease)	(91)	$(1,139)	(580)	$(6,689)	753	$9,105

Class I
Sale of shares	120	$1,893	272	$3,894	171	$2,422
Reinvestment of distributions	6	102	47	637	23	338
Shares repurchased	(81)	(1,276)	(206)	(2,908)	(198)	(2,764)

Net Increase / (Decrease)	45	$719	113	$1,623	(4)	$(4)

	KAR Global Quality Dividend Fund
	Fiscal Period Ended September 30, 2017(4)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	44	$724	128	$1,985	328	$4,631
Reinvestment of distributions	207	3,317	29	451	16	245
Shares repurchased	(298)	(5,040)	(700)	(11,095)	(611)	(9,094)

Net Increase / (Decrease)	(47)	$(999)	(543)	$(8,659)	(267)	$(4,218)

Class C
Sale of shares	7	$116	59	$906	116	$1,660
Reinvestment of distributions	26	403	—	—	1	11
Shares repurchased	(71)	(1,145)	(194)	(2,981)	(914)	(12,980)

Net Increase / (Decrease)	(38)	$(626)	(135)	$(2,075)	(797)	$(11,309)

Class I
Sale of shares	38	$626	94	$1,535	45	$667
Reinvestment of distributions	33	522	4	68	3	52
Shares repurchased	(89)	(1,469)	(107)	(1,701)	(253)	(3,772)

Net Increase / (Decrease)	(18)	$(321)	(9)	$(98)	(205)	$(3,053)

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
(3)	See Note 1 in Notes to Financial Statements for more information.
(4)	The Fund changed its fiscal year end to September 30 during the period.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

	KAR Mid-Cap Core Fund
	Fiscal Period Ended September 30, 2017(4)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	209	$5,573	860	$20,379	557	$12,394
Reinvestment of distributions	3	80	—	—	4	95
Shares repurchased	(72)	(1,928)	(974)	(23,609)	(217)	(4,737)

Net Increase / (Decrease)	140	$3,725	(114)	$(3,230)	344	$7,752

Class C
Sale of shares	138	$3,470	409	$9,372	195	$4,179
Reinvestment of distributions	2	56	—	—	2	35
Shares repurchased	(47)	(1,179)	(134)	(3,029)	(85)	(1,754)

Net Increase / (Decrease)	93	$2,347	275	$6,343	112	$2,460

Class I
Sale of shares	968	$26,148	1,943	$47,890	279	$6,180
Reinvestment of distributions	7	194	—	—	2	41
Shares repurchased	(456)	(12,244)	(325)	(7,950)	(156)	(3,412)

Net Increase / (Decrease)	519	$14,098	1,618	$39,940	125	$2,809

	KAR Mid-Cap Growth Fund
	Fiscal Period Ended September 30, 2017(4)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	55	$1,451	127	$2,897	134	$2,958
Conversion from Class B shares(3)	—	—	6	156	—	—
Reinvestment of distributions	14	370	48	1,082	49	1,143
Shares repurchased	(291)	(7,625)	(396)	(9,112)	(332)	(7,279)

Net Increase / (Decrease)	(222)	$(5,804)	(215)	$(4,977)	(149)	$(3,178)

Class B
Sale of shares	—	$—	—	— (2)	— (1)	$— (2)
Reinvestment of distributions	—	—	— (1)	3	— (1)	9
Shares repurchased	—	—	(10)	(196)	(14)	(262)
Conversion to Class A shares(3)	—	—	(8)	(156)	—	—

Net Increase / (Decrease)	—	$—	(18)	$(349)	(14)	$(253)

Class C
Sale of shares	15	$330	89	$1,704	71	$1,340
Reinvestment of distributions	1	29	5	89	5	94
Shares repurchased	(63)	(1,349)	(121)	(2,259)	(96)	(1,721)

Net Increase / (Decrease)	(47)	$(990)	(27)	$(466)	(20)	$(287)

Class I
Sale of shares	14	$389	47	$1,092	25	$586
Reinvestment of distributions	1	19	2	47	2	49
Shares repurchased	(14)	(376)	(27)	(638)	(36)	(806)

Net Increase / (Decrease)	1	$32	22	$501	(9)	$(171)

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
(3)	See Note 1 in Notes to Financial Statement for more information.
(4)	The Fund changed its fiscal year end to September 30 during the period.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

	KAR Small-Cap Core Fund
	Fiscal Period Ended September 30, 2017(2)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	608	$16,037	1,507	$34,529	436	$9,529
Reinvestment of distributions	1	30	153	3,396	443	9,802
Shares repurchased	(332)	(8,598)	(1,606)	(37,256)	(1,006)	(22,255)

Net Increase / (Decrease)	277	$7,469	54	$669	(127)	$(2,924)

Class C
Sale of shares	420	$9,214	778	$15,284	295	$5,978
Reinvestment of distributions	1	29	123	2,351	301	5,822
Shares repurchased	(220)	(4,822)	(442)	(8,547)	(360)	(7,311)

Net Increase / (Decrease)	201	$4,421	459	$9,088	236	$4,489

Class I
Sale of shares	4,161	$114,129	7,980	$188,854	1,981	$46,483
Reinvestment of distributions	6	167	571	13,259	1,417	32,670
Shares repurchased	(1,387)	(37,551)	(3,695)	(86,856)	(4,279)	(101,680)

Net Increase / (Decrease)	2,780	$76,745	4,856	$115,257	(881)	$(22,527)

Class R6
Sale of shares	373	$10,312	446	$10,598	890	$21,755
Reinvestment of distributions	1	16	62	1,435	97	2,115
Shares repurchased	(97)	(2,624)	(208)	(4,894)	(59)	(1,307)

Net Increase/ (Decrease)	277	$7,704	300	$7,139	928	$22,563

	KAR Small-Cap Growth Fund
	Fiscal Period Ended September 30, 2017(2)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	3,221	$75,203	9,213	$178,982	1,110	$18,446
Reinvestment of distributions	— (1)	3	186	3,272	129	2,236
Shares repurchased	(1,594)	(36,146)	(5,694)	(115,942)	(987)	(16,297)

Net Increase / (Decrease)	1,627	$39,060	3,705	$66,312	252	$4,385

Class C
Sale of shares	1,339	$28,543	2,108	$37,801	377	$5,896
Reinvestment of distributions	— (1)	1	44	711	29	470
Shares repurchased	(319)	(6,772)	(325)	(5,799)	(163)	(2,491)

Net Increase / (Decrease)	1,020	$21,772	1,827	$32,713	243	$3,875

Class I
Sale of shares	22,541	$539,222	22,582	$452,219	4,526	$76,763
Reinvestment of distributions	— (1)	10	170	3,037	60	1,032
Shares repurchased	(3,312)	(77,349)	(5,416)	(106,659)	(1,075)	(17,938)

Net Increase / (Decrease)	19,229	$461,883	17,336	$348,597	3,511	$59,857

(1)	Amount is less than 500 shares.
(2)	The Fund changed its fiscal year end to September 30 during the period.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

	KAR Small-Cap Value Fund
	Fiscal Period Ended September 30, 2017(2)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	318	$5,561	1,626	$26,711	572	$8,621
Reinvestment of distributions	168	2,887	396	6,244	285	4,445
Shares repurchased	(794)	(13,985)	(1,515)	(24,855)	(808)	(12,177)

Net Increase / (Decrease)	(308)	$(5,537)	507	$8,100	49	$889

Class C
Sale of shares	107	$1,853	417	$6,683	95	$1,426
Reinvestment of distributions	61	1,032	123	1,918	88	1,357
Shares repurchased	(215)	(3,708)	(373)	(5,888)	(217)	(3,265)

Net Increase / (Decrease)	(47)	$(823)	167	$2,713	(34)	$(482)

Class I
Sale of shares	4,212	$73,980	8,261	$134,255	2,300	$34,828
Reinvestment of distributions	560	9,602	1,006	15,898	680	10,585
Shares repurchased	(2,237)	(39,283)	(4,704)	(76,451)	(3,573)	(53,640)

Net Increase / (Decrease)	2,535	$44,299	4,563	$73,702	(593)	$(8,227)

Class R6
Sale of Shares	559	$9,803	7	$100	—	$—
Reinvestment of distributions	9	155	— (1)	3	—	—
Shares repurchased	(23)	(405)	—	—	—	—

Net Increase / (Decrease)	545	$9,553	7	$103	—	$—

	Rampart Enhanced Core Equity Fund
	Fiscal Period Ended September 30, 2017(2)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	296	$6,015	750	$14,419	681	$12,511
Reinvestment of distributions	477	9,158	191	3,644	1,027	18,016
Shares repurchased	(424)	(8,550)	(920)	(17,539)	(1,698)	(30,024)

Net Increase / (Decrease)	349	$6,623	21	$524	10	$503

Class C
Sale of shares	43	$773	402	$6,824	769	$13,346
Reinvestment of distributions	169	2,918	51	887	387	6,208
Shares repurchased	(438)	(8,125)	(630)	(10,821)	(878)	(14,585)

Net Increase / (Decrease)	(226)	$(4,434)	(177)	$(3,110)	278	$4,969

Class I
Sale of shares	664	$13,051	671	$12,576	318	$5,626
Reinvestment of distributions	90	1,722	38	713	80	1,413
Shares repurchased	(186)	(3,743)	(331)	(6,290)	(165)	(2,957)

Net Increase / (Decrease)	568	$11,030	378	$6,999	233	$4,082

(1)	Amount is less than 500 shares.
(2)	The Fund changed its fiscal year end to September 30 during the period.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

	Tactical Allocation Fund
	Fiscal Period Ended September 30, 2017(4)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	55	$472	131	$1,089	403	$3,817
Conversion from Class B shares(3)	—	—	12	97	—	—
Reinvestment of distributions	161	1,411	1,531	12,254	1,131	10,398
Shares repurchased	(873)	(7,615)	(2,669)	(22,601)	(2,565)	(22,962)

Net Increase / (Decrease)	(657)	$(5,732)	(995)	$(9,161)	(1,031)	$(8,747)

Class B
Sale of shares	—	$—	— (1)	— (2)	— (1)	$— (2)
Reinvestment of distributions	—	—	1	11	2	19
Shares repurchased	—	—	(13)	(122)	(16)	(145)
Conversion to Class A shares(3)	—	—	(12)	(97)	—	—

Net Increase / (Decrease)	—	$—	(24)	$(208)	(14)	$(126)

Class C
Sale of shares	14	$127	63	$536	437	$4,258
Reinvestment of distributions	3	26	45	367	47	443
Shares repurchased	(90)	(802)	(228)	(1,972)	(487)	(4,357)

Net Increase / (Decrease)	(73)	$(649)	(120)	$(1,069)	(3)	$344

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
(3)	See Note 1 in Notes to Financial Statements for more information.
(4)	The Fund changed its fiscal year end to September 30 during the period.

Note	7. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note	8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At September 30, 2017, the following Funds held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Contrarian Value Fund	Materials	28%
KAR Capital Growth Fund	Information Technology	42
KAR Mid-Cap Growth Fund	Information Technology	32
KAR Mid-Cap Growth Fund	Consumer Discretionary	25
KAR Small-Cap Core Fund	Industrials	30

Note	9. 10% Shareholders

At September 30, 2017, certain Funds had individual shareholder account(s), and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Contrarian Value Fund	18%	1*
KAR Mid-Cap Core Fund	37	2*
KAR Small-Cap Core Fund	18	1*
KAR Small-Cap Growth Fund	27	2*
KAR Small-Cap Value Fund	43	2*

*	None of the accounts are affiliated.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Note	10. Federal Income Tax Information

($ reported in thousands)

At September 30, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Contrarian Value Fund	$107,429	$71,048	$(5,518)	$65,530
KAR Capital Growth Fund	261,552	214,267	(2,186)	212,081
KAR Global Quality Dividend Fund	53,547	4,581	(1,356)	3,225
KAR Mid-Cap Core Fund	94,179	20,020	(468)	19,552
KAR Mid-Cap Growth Fund	57,086	38,012	(738)	37,274
KAR Small-Cap Core Fund	458,460	203,274	(9,001)	194,273
KAR Small-Cap Growth Fund	1,131,598	321,357	(1,297)	320,060
KAR Small-Cap Value Fund	306,793	128,299	(8,495)	119,804
Rampart Enhanced Core Equity Fund – Investments (including Purchased Options)	173,840	12,275	(2,563)	9,712
Rampart Enhanced Core Equity Fund – Written Options	(265)	—	—	—
Tactical Allocation Fund	129,228	19,909	(2,368)	17,541

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2018		No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
Contrarian Value Fund	$4,252	$—	$—	$—	$4,252	$—
KAR Mid-Cap Core Fund	—	—	970	150	970	150
KAR Small-Cap Growth Fund	—	—	2,841	—	2,841	—

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Capital loss carryover may be subject to limits on use of losses.

For the period ended September 30, 2017, the following Funds utilized losses deferred in prior years against current year capital gains:

Fund
Contrarian Value Fund	$8,781

The KAR Small-Cap Growth Fund had $192 of capital loss carryovers which expired during the fiscal year.

Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal period. For the period ended September 30, 2017, the following Funds deferred and recognized qualified late year ordinary and capital losses:

	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
KAR Capital Growth Fund	$—	$102	$—	$—
KAR Mid-Cap Core Fund	—	61	—	—
KAR Mid-Cap Growth Fund	—	125	—	—
KAR Small-Cap Growth Fund	—	1,088	—	2,700
Tactical Allocation Fund	—	—	—	611

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the beginning of this note) consist of the following:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Contrarian Value Fund	$245	$—
KAR Capital Growth Fund	6,234	18,735
KAR Global Quality Dividend Fund	1,508	323
KAR Mid-Cap Growth Fund	—	5,299
KAR Small-Cap Core Fund	—	546
KAR Small-Cap Value Fund	825	6,691
Rampart Enhanced Core Equity Fund	4,042	8,303
Tactical Allocation Fund	179	1,069

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. These differences may include the treatment of non-taxable dividends, foreign currency gain or loss, derivatives, passive foreign investment companies, partnerships, losses deferred due to wash sales and other differences.

Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The tax character of dividends and distributions paid during the periods ended September 30, 2017 and March 31, 2017 and 2016 respectively, was as follows:

		Ordinary Income	Long-Term Capital Gains	Total
Contrarian Value Fund	9/30/17	$2,015	$—	$2,015
	3/31/17	1,795	—	1,795
	3/31/16	1,801	—	1,801
KAR Capital Growth Fund	9/30/17	—	4,679	4,679
	3/31/17	—	33,520	33,520
	3/31/16	—	20,462	20,462
KAR Global Quality Dividend Fund	9/30/17	880	3,558	4,438
	3/31/17	535	—	535
	3/31/16	325	—	325
KAR Mid-Cap Core Fund	9/30/17	—	333	333
	3/31/17	—	—	—
	3/31/16	—	171	171
KAR Mid-Cap Growth Fund	9/30/17	—	451	451
	3/31/17	—	1,330	1,330
	3/31/16	—	1,392	1,392
KAR Small-Cap Core Fund	9/30/17	—	261	261
	3/31/17	—	21,910	21,910
	3/31/16	1,322	53,275	54,597
KAR Small-Cap Growth Fund	9/30/17	—	16	16
	3/31/17	—	7,887	7,887
	3/31/16	—	4,609	4,609
KAR Small-Cap Value Fund	9/30/17	704	13,489	14,193
	3/31/17	5,204	19,870	25,074
	3/31/16	1,894	15,213	17,107
Rampart Enhanced Core Equity Fund	9/30/17	13,655	1,200	14,855
	3/31/17	3,502	2,164	5,666
	3/31/16	13,131	14,686	27,817
Tactical Allocation Fund	9/30/17	1,315	282	1,597
	3/31/17	4,164	9,727	13,891
	3/31/16	3,216	8,775	11,991

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest. The reclassifications have no impact on the net assets or NAV of the Funds. As of September 30, 2017, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

	Capital Paid in on Shares of Beneficial Interest	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Contrarian Value Fund	$(22)	$22	$—
KAR Capital Growth Fund	—	1,059	(1,059)
KAR Global Quality Dividend Fund	—	(3)	3
KAR Mid-Cap Core Fund	(233)	221	12
KAR Mid-Cap Growth Fund	(341)	545	(204)
KAR Small-Cap Core Fund	(535)	943	(408)
KAR Small-Cap Growth Fund	(4,712)	4,515	197
Tactical Allocation Fund	—	(121)	121

Note	11. Borrowings

($ reported in thousands)

On September 18, 2017, the Funds and other affiliated funds of the Trust entered into an $150,000 unsecured line of credit. This Credit Agreement is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

On June 29, 2016, the Funds and other affiliated funds of the Trust renewed a $50,000 secured line of credit. This Credit Agreement was with a commercial bank that allowed the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement had a term of 364 days and was renewable by the Funds with the bank’s consent and approval of the Board. Interest was charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees were charged on the undrawn balance. The Funds and other affiliated funds that were parties were individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank had the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default. On June 14, 2017, the term of this Credit Agreement was extended for an additional 90 days. Effective September 18, 2017, this Credit Agreement was terminated and replaced by a new credit facility.

The Funds had no outstanding borrowings at any time during the period.

Note	12. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Fund held securities considered to be illiquid at September 30, 2017:

	Aggregate value	% of Fund’s net assets
Tactical Allocation Fund	$28	0.02%

At September 30, 2017, the Funds did not hold any securities that were illiquid or restricted except as noted in the table above.

Note	13. Regulatory Matters and Litigation

From time to time, the Trust, the Funds’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note	14. Custody Fees Reimbursed

State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. The amounts reimbursed, including interest, are shown in the Statements of Operations under “Custody fees reimbursed”.

Note	15. Recent Accounting Pronouncement

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulations S-X amendments.

Note	16. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Virtus Equity Trust and Shareholders of the Funds, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Contrarian Value Fund, Virtus KAR Capital Growth Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus Rampart Enhanced Core Equity Fund and Virtus Tactical Allocation Fund (constituting funds of Virtus Equity Trust, hereafter referred to as the “Funds”) as of September 30, 2017, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We believe that our audits, which included confirmation of securities as of September 30, 2017 by correspondence with the custodians, brokers, transfer agent of the investee funds and the application of alternative procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 22, 2017

VIRTUS EQUITY TRUST

TAX INFORMATION NOTICE (Unaudited)

SEPTEMBER 30, 2017

For the fiscal period ended September 30, 2017, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below as long-term capital gains dividends (“LTCG”) taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.

	QDI	DRD	LTCG
Contrarian Value Fund	100%	100%	$—
KAR Capital Growth Fund	33	30	18,755
KAR Global Quality Dividend Fund	83	22	335
KAR Mid-Cap Growth Fund	—	—	5,310
KAR Small-Cap Core Fund	—	—	569
KAR Small-Cap Value Fund	100	100	6,722
Rampart Enhanced Core Equity Fund	38	36	8,313
Tactical Allocation Fund	47	20	1,092

For the fiscal period ended September 30, 2017, the KAR Global Quality Dividend Fund recognized $1,083 ($ reported in thousands), of foreign source income on which the KAR Global Quality Dividend Fund paid foreign taxes of $83 ($ reported in thousands). This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

FUND MANAGEMENT TABLES (Unaudited)

Information pertaining to the Trustees and officers of the Trust as of September 30, 2017, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

The address of each individual, unless otherwise noted, is c/o Virtus Equity Trust, 100 Pearl Street, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.

Independent Trustees

Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2016 87 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (9 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2016 91 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Gelfenbien, Roger A. YOB: 1943 Served Since: 2016 87 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2000), Virtus Variable Insurance Trust (9 portfolios); and Director (since 1999), USAllianz Variable Insurance Product Trust (42 portfolios).
Harris, Sidney E. YOB: 1949 Served Since: 2017 87 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2017), Virtus Mutual Fund Family (75 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (2012 to 2017), International University of the Grand Bassam; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 87 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (9 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2015 87 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (75 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); Trustee, Virtus Variable Insurance Trust (9 portfolios) (since 2008).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 87 Portfolios	Retired. Trustee (since 2017), Virtus Mutual Fund Family (75 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 1996 95 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select Energy MLP Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (75 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 91 Portfolios	Retired. Trustee (since 2016) Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (75 portfolios).
Oates, James M. YOB: 1946 Served Since: 1996 91 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016) Virtus Variable Insurance Trust (9 portfolios); Director (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Chairman (2005 to 2017) and Trustee (since 2005), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (75 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Segerson, Richard E. YOB: 1948 Served Since: 1996 87 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016) Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (9 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (75 portfolios).
Verdonck, Ferdinand L.J. YOB: 1942 Served Since: 2006 87 Portfolios	Director (1998 to 2015), The J.P. Morgan Continental European Investment Trust; Director (2005 to 2013), Galapagos N.V. (biotechnology); Director (1998 to 2015) Groupe SNEF; Vice Chairman (since 2014), Affirmed Therapeutics (biotechnology); and Mr. Verdonck is also a director of several non-U.S. companies. Trustee (since 2016) Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); and Trustee (since 2002), Virtus Mutual Fund Family (75 portfolios).

Interested Trustee

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 93 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 funds); Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (75 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.

* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

FUND MANAGEMENT TABLES (Unaudited) (Continued)

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc.. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President, Chief Financial Officer and Treasurer (2013 to 2016), Virtus Alternative Solutions Trust.
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013); Vice President (2005 to 2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Senior Vice President (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013) and Assistant Secretary (since 2012), Secretary and Chief Legal Officer (2005 to 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Senior Vice President and Assistant Secretary (2013 to 2014), Vice President and Assistant Secretary (2012 to 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2011 to 2012), Virtus Closed-End Funds; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President and Chief Compliance Officer (since 2017); Vice President and Chief Compliance Officer (2011 to 2017).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2016) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2016) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Vice President & Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017)	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013); Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103-7042

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8015	11-17

ANNUAL REPORT VIRTUS EQUITY TRUST

September 30, 2017

Virtus Strategic Allocation Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

Prospectus supplement applicable to this Fund appears at the back of this annual report.

Virtus Strategic Allocation Fund

(“Strategic Allocation Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal period on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Strategic Allocation Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present the annual report for your fund, covering a partial, six-month period from April 1, 2017 through September 30, 2017 following the change in fiscal year-end from March 31 to September 30. The fund’s last annual report was for the 12 months ended March 31, 2017.

During the past six months, the Federal Reserve (“the Fed”) raised interest rates for the third time since last December, and in October 2017 began the process of unwinding the balance sheet debt it had accumulated since 2008 in its efforts to stimulate the economy – a clear signal that it believes the U.S. is back on a growth path. Global economic growth also strengthened, with other major central banks preparing to taper their own stimulus policies. Rounding out the optimistic picture, corporate earnings were generally strong during the period.

Against this positive backdrop, equity markets have surged. U.S. large- and small-cap stocks returned 7.71% and 8.27%, as measured by the performance of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 14.66%, compared with the MSCI EAFE® Index (net), which returned 11.86%.

Demand for U.S. Treasuries also remained strong, driven by foreign investors who favored their yield advantage and credit quality over many foreign government bonds. On September 30, 2017, the benchmark 10-year U.S. Treasury yielded 2.33%, compared with 2.31% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, increased 2.31% for the six months, while non-investment grade bonds gained 4.19%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies. The Virtus Funds have even more investment options following Virtus Investment Partners’ (“Virtus”) acquisition of RidgeWorth Investments. We now offer 26 additional funds, including equity, fixed income, international, and asset allocation strategies from three new Virtus affiliates – Ceredex Value Advisors, Seix Investment Advisors, and Silvant Capital Management – and from subadvisers WCM Investment Management and Zevenbergen Capital Investments. I invite you to learn more about our growing family of managers and funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS STRATEGIC ALLOCATION FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF APRIL 1, 2017 TO SEPTEMBER 30, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Strategic Allocation Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratio may be different from the expense ratio in the Financial Highlights which is for the fiscal period ended September 30, 2017. The following Expense Table illustrates the Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

2

VIRTUS STRATEGIC ALLOCATION FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF APRIL 1, 2017 TO SEPTEMBER 30, 2017

Expense Table
	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,092.60	1.15%	$6.03
Class C	1,000.00	1,089.10	1.92	10.06

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.30	1.15	5.82
Class C	1,000.00	1,015.44	1.92	9.70

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

3

VIRTUS STRATEGIC ALLOCATION FUND

KEY INVESTMENT TERMS (Unaudited)

SEPTEMBER 30, 2017

American Depositary Receipt (“ADR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Federal Reserve (the “Fed”)

The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.

Gross Domestic Product (“GDP”)

The gross domestic product represents the market value of all goods and services produced by the economy during the period measured, including personal consumption, government purchases, private inventories, paid-in construction costs and the foreign trade balance.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (“PIK”)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (“REIT”)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

4

VIRTUS STRATEGIC ALLOCATION FUND

KEY INVESTMENT TERMS (Unaudited) (Continued)

SEPTEMBER 30, 2017

Russell 1000® Growth Index

The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 1000® Value Index

The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

Strategic Allocation Fund Linked Benchmark

The Strategic Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI EAFE® Index (a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada, calculated on a total return basis with net dividends reinvested) and 40% Bloomberg Barclays U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Strategic Allocation Fund Linked Benchmark prior to 9/7/2016 represents an allocation consisting of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

5

VIRTUS STRATEGIC ALLOCATION FUND

Fund Summary (Unaudited)

Portfolio Management Commentaries by

Duff & Phelps Investment Management Co. (International Equity Portfolio), Kayne Anderson Rudnick Investment Management, LLC (Domestic Equity Portfolio), and Newfleet Asset Management, LLC (Fixed Income Portfolio)

Ticker Symbols: A Share: PHBLX C Share: PSBCX

⬛	Strategic Allocation Fund (the “Fund”) is diversified and has investment objectives of reasonable income, long-term capital growth and conservation of capital. There is no guarantee the Fund will achieve its objectives.

Effective September 21, 2017 the Fund changed its fiscal year end from March 31 to September 30. As a result, the commentary addresses six months of performance from April 1, 2017 to September 30, 2017.

⬛	For the fiscal period April 1 through September 30, 2017, the Fund’s Class A shares at NAV returned 9.26%*, and Class C shares at NAV returned 8.91%*. For the same period, the Russell 1000® Growth Index, a broad-based equity index, returned 10.84%*; the Bloomberg Barclays U.S. Aggregate Bond Index, a broad-based fixed income index, returned 2.31%*; MSCI EAFE® Index (net) returned 11.86%* and the Strategic Allocation Fund Linked Benchmark, which is the Fund’s style-specific index appropriate for comparison, returned 7.52%*.

*	Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales changes. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the six-month fiscal period ended September 30, 2017?

U.S. Equities

⬛	The six-month fiscal period was a good environment for the U.S. stock market overall. Smaller-capitalization stocks outperformed their larger counterparts, with the Russell 2000® Index up 8.27% versus the S&P 500® Index return of 7.71% for the six months. Growth stocks continued to outpace value stocks, with the Russell 1000® Growth Index up 10.84% and the Russell 1000® Value Index advancing 4.50%. Lower quality businesses, as measured by S&P Stock Rankings, outperformed their higher quality counterparts.

During the fiscal period, the best performing sectors in the Russell 1000 Growth® Index were utilities, information technology, and health care. The worst performing sectors were energy, consumer staples, and telecommunication services.

⬛	Despite being in the midst of a raging bull market, we were dealing with a multitude of negative issues including historic natural disasters, potential nuclear war, deadly violence over Civil War monuments, senseless mass shootings, and rigged elections the world over, all of which provided seemingly endless sources of unease. Yet the S&P 500® Index put up its eighth straight quarterly advance, with a serene average daily change of just 0.3%, the lowest since 1968.

⬛	A number of factors continued to paint a positive backdrop for equities. Interest rates remained subdued as the lack of inflation weighed on long-term rates and limited what the Federal Reserve (Fed) could do with short-term rates. Domestic unemployment remained

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 4.

6

VIRTUS STRATEGIC ALLOCATION FUND (Unaudited) (Continued)

low, wages were on the rise, and home prices continued to appreciate, putting the consumer on solid footing. A synchronized global pickup reduced the risk of contagion from weakness elsewhere in the world.

International Equities

⬛	The international equity markets performed strongly during the six-month fiscal period, with the MSCI EAFE® Index gaining 11.86%. Markets displayed ongoing resilience, posting two consecutive quarters with returns in excess of 5%. Mounting evidence of measured but steady global gross domestic product (GDP) growth was enough to overcome potentially disruptive events such as a weak U.S. dollar, natural disasters, and a tense situation in North Korea. The markets’ resiliency in the face of such challenges underscores just how comfortable investors have become with being uncomfortable.

⬛	Every sector in the MSCI EAFE® Index posted positive returns. The top performing sectors were information technology, materials, and industrials. The weakest performing sectors were telecommunications, real estate, and consumer staples. Broadly speaking, cyclical sectors led the charge over defensive sectors as markets marched higher. This reflected the positive trends in GDP growth.

Fixed Income

⬛	Most spread sectors outperformed U.S. Treasuries during the six-month fiscal period ended September 30, 2017 as spreads tightened. The global growth outlook remained favorable and the search for yield persisted through the end of the fiscal period. Within most fixed income sectors, longer duration and lower quality assets were key drivers of performance.

⬛	Still-accommodative monetary policy by the major central banks, a favorable global growth outlook, and better-than-expected Chinese data all provided a positive backdrop.

Moderate economic growth in the U.S., good and modestly improving fundamentals, and strong technical factors also supported spread sector outperformance, as did the persistence of the global demand for yield. Periods of weakness within spread sectors were brief as investors waiting on the sidelines took advantage of any meaningful drop in prices to buy in, quickly reversing the declines.

⬛	As anticipated, the Federal Reserve (Fed) raised its target rate 0.25% during the last six months to a range of 1.00% to 1.25%. During its September 2017 meeting, the Fed announced the start of its balance sheet reduction plan.

⬛	Over the last six months, short-term interest rates rose more than long-term rates. This was due to the Fed rate hike and U.S. inflation data that was generally below expectations.

What factors affected the Fund’s performance during the fiscal period?

U.S. Equities

⬛	The U.S. equity portfolio of the Fund underperformed the Russell 1000® Growth Index for the six-month fiscal period ending September 30, 2017. The underperformance was driven by negative stock selection and an overweight exposure to the energy sector, and negative stock selection and an underweight exposure in health care. Strong stock selection in the information technology and consumer staples sectors contributed positively to performance.

For the reporting period, the largest contributors to performance were Alibaba and Facebook.

⬛	Alibaba’s two marketplaces, Taobao and Tmall.com, combine to form the largest online commerce company in the world. Management has committed to a number of social initiatives to further improve mobile monetization over time. Alibaba’s marketplaces have huge network effects, and the company made

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 4.

7

VIRTUS STRATEGIC ALLOCATION FUND (Unaudited) (Continued)

efforts to foster the ecosystem with investments in payments and logistics partnerships. Taobao, in particular, has become a destination for consumers, merchants, and key opinion leaders to interact and engage in what Alibaba calls social commerce. E-commerce penetration, mobile usage, and growth in Chinese consumer spending power were all durable long-term tailwinds benefitting the company during the fiscal period. Alibaba has attempted to seize the opportunity by using data to improve targeting and increasingly consummating transactions through Alipay, its leading mobile payment offering.

⬛	Facebook continued to grow advertising revenue and take share in the online digital marketing space. The company delivered an unprecedented global reach of approximately 30% of the earth’s population to advertisers in a measurable way. Facebook’s user growth remained stunning despite its scale, and Instagram’s Stories format was a resounding success in fighting off competitors like Snapchat.

The largest detractors from performance were Pioneer National Resources Company and Core Laboratories.

⬛	Pioneer National Resources has amassed valuable, contiguous acreage in the Midland Basin which, with the discovery of fracking and horizontal drilling techniques, has become one of the most prolific and lowest cost basins in the U.S. With upwards of eight billion barrels of oil equivalent in reserves, Pioneer has decades of inventory to drill and had one of the strongest balance sheets in the energy complex for the fiscal period, with investment grade debt and an industry-low debt-to-equity ratio. Early in the third quarter, the company reported issues with pressure in larger fields which required additional per-well development costs and weighed on the shares. While it does not change the ultimate size of the asset, the additional costs and delays forced
Pioneer to trim guidance for the current year.

⬛	Core Laboratories’ shares suffered from lower commodity prices and from a short seller’s report claiming the company misrepresented its end-market exposure and its cyclicality.

International Equities

⬛	The Fund’s international equity portfolio posted positive performance during the six-month fiscal period, but underperformed the international equity market, as measured by the MSCI EAFE® Index. Stock selection was the primary detractor from relative returns, while sector allocations had a modestly positive impact.

⬛	Stock selection within energy, consumer discretionary, and materials weighed most heavily on the international portfolio’s performance. Shares of specialty motion picture company IMAX Corp. fell more than 33% during the period, which resulted in the largest negative stock-level impact. We continued to own shares of IMAX in the portfolio through the end of the fiscal period, as we believe the selloff was not justified. Stock selection within the industrials, financials, and real estate sectors made a positive contribution, but it was not enough to offset the drag from elsewhere. The largest single-stock contribution to relative returns came from Irish clinical research organization Icon PLC, which rose more than 42% during the period.

⬛	The sector allocations that contributed the most to the portfolio’s relative performance were an overweight exposure to information technology, and underweight exposures to consumer staples and materials. However, the portfolio’s underweight exposures to the utilities and financials sectors, along with an overweight exposure to industrials, detracted modestly from sector allocation results.

⬛	Two straight quarters of strong returns for the MSCI EAFE® Index created a challenging relative performance environment for the portfolio,

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 4.

8

VIRTUS STRATEGIC ALLOCATION FUND (Unaudited) (Continued)

given our core relative value style. We maintain our disciplined approach despite the headwinds.

Fixed Income

⬛	The outperformance of most credit-sensitive sectors, such as investment grade and high yield corporate bonds, relative to U.S. Treasuries was the key positive contributor to performance for the Fund’s fixed income portfolio.

⬛	In addition, the portfolio’s relative underweight to U.S. Treasuries and agency mortgage-backed securities positively impacted performance.

⬛	The portfolio’s allocation to the corporate high yield sector had a meaningful positive impact on performance during the fiscal period.

⬛	The portfolio’s allocation to asset-backed securities negatively impacted performance during the period.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuerspecific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high-yield securities than investment grade securities.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at September 30, 2017.
Common Stocks		64%
Information Technology	23%
Consumer Discretionary	13
Healthcare	6
All Other Sectors in Common Stocks	22
Corporate Bonds and Notes		18
Financials	6
Consumer Discretionary	2
Real Estate	2
All Other Sectors in Corporate Bonds and Notes	8
Mortgage-Backed Securities		7
Asset-Backed Securities		3
U.S. Government Securities		2
Loan Agreements		2
Other (includes short-term investments)		4

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 4.

9

VIRTUS STRATEGIC ALLOCATION FUND (Unaudited) (Continued)

Average Annual Total Returns[1] for periods ended 9/30/17
	1 Year	5 Years	10 Years
Class A shares at NAV [2]	12.09%	6.23%	4.61%
Class A shares at POP [3,4]	5.65	4.98	4.00
Class C shares at NAV [2] and with CDSC [4]	11.29	5.44	3.83
Bloomberg Barclays U.S. Aggregate Bond Index	0.07	2.07	4.27
S&P 500® Index*	18.61	14.22	7.44
MSCI EAFE® Index (net)	19.10	8.38	1.34
Russell 1000® Growth Index	21.94	15.26	9.08
Strategic Allocation Fund Linked Benchmark*	12.37	9.62	6.61

Fund Expense Ratios5: Class A Shares: 1.15%; Class C Shares: 1.93%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 31, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with the underlying funds.
*	The Strategic Allocation Fund Linked Benchmark no longer includes the S&P 500® Index effective September 7, 2016.

The indexes are unmanaged and not available for direct investment; therefore their performance does not reflect the expenses associated with active management of an actual portfolio.

10

VIRTUS STRATEGIC ALLOCATION FUND (Unaudited) (Continued)

Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2007, for Class A shares and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see Key Investment Terms on page 4.

11

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—1.8%
U.S. Treasury Bond 2.500%, 2/15/46	$8,380	$7,789
U.S. Treasury Note 1.125%, 2/28/19	730	727
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $8,456)		8,516
MUNICIPAL BONDS—0.9%
California—0.4%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,275	1,995
Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600	603
New York—0.4%
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	1,560	1,789
TOTAL MUNICIPAL BONDS (Identified Cost $4,417)		4,387
FOREIGN GOVERNMENT SECURITIES—1.0%
Argentine Republic
7.500%, 4/22/26	505	567
7.625%, 4/22/46	195	216
Dominican Republic 144A 6.600%, 1/28/24(4)	335	377
Kingdom of Bahrain 144A 7.000%, 10/12/28(4)	485	495
Republic of Costa Rica
144A, 4.375%, 4/30/25(4)	265	261
144A, 7.000%, 4/4/44(4)	335	357
Republic of Indonesia
144A, 3.700%, 1/8/22(4)	265	275
144A, 4.350%, 1/8/27(4)	520	552
Republic of South Africa
4.665%, 1/17/24	435	445
4.300%, 10/12/28	445	419

	PAR VALUE	VALUE

FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Turkey 7.375%, 2/5/25	$355	$412
Sultanate of Oman 144A 4.750%, 6/15/26(4)	250	247
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $4,443)		4,623
MORTGAGE-BACKED SECURITIES—6.7%
Agency—2.7%
FHLMC
5.000%, 7/1/35	167	183
5.000%, 12/1/35	528	587
6.000%, 6/1/37	239	275
4.000%, 2/1/45	475	500
3.500%, 4/1/46	699	721
FNMA
4.000%, 7/1/19	2	3
6.000%, 12/1/32	41	46
6.000%, 11/1/34	331	378
5.500%, 4/1/36	4	4
5.500%, 9/1/36	172	193
6.500%, 5/1/37	282	328
6.000%, 9/1/37	14	16
5.000%, 3/1/38	202	225
5.500%, 4/1/38	156	179
5.500%, 6/1/38	194	217
6.000%, 8/1/38	86	100
5.000%, 9/1/39	220	244
5.500%, 9/1/39	1,180	1,313
4.500%, 9/1/40	440	482
3.500%, 8/1/42	642	665
3.500%, 12/1/42	686	710
3.500%, 12/1/45	150	155
3.500%, 1/1/46	759	783
4.000%, 1/1/46	637	671
3.000%, 12/1/46	869	872
3.500%, 1/1/47	1,312	1,353
4.000%, 4/1/47	701	738
3.500%, 7/1/47	416	429
4.000%, 7/1/47	187	197
4.000%, 8/1/47	411	433

		13,000

See Notes to Financial Statements

12

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

MORTGAGE-BACKED SECURITIES (continued)
Non-Agency—4.0%
American Homes 4 Rent Trust
14-SFR2, C 144A, 4.705%, 10/17/36(4)	$615	$661
15-SFR2, C 144A, 4.691%, 10/17/45(4)	130	140
15-SFR1, A 144A, 3.467%, 4/17/52(4)	889	919
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 03-AR3, M4 , (5.850% minus 1 month LIBOR) 4.286%, 6/25/33(3)	409	406
AMSR Trust 16-SFR1, C 144A , (1 month LIBOR + 2.250%) 3.484%, 11/17/33(3)(4)	243	247
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	580	594
Banc of America Funding Trust
04-B, 2A1, 3.640%, 11/20/34(3)	167	168
05-1, 1A1, 5.500%, 2/25/35	231	231
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	121	123
Bank of America (Merrill Lynch – Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 3.575%, 5/25/34(3)	419	418
Bayview Opportunity Master Fund IVa Trust
16-SPL1, B1 144A, 4.250%, 4/28/55(4)	390	403
17-SLP5, B1 144A, 4.000%, 6/28/57(3)(4)	100	105
17-SPL1, B1 144A, 4.250%, 10/28/64(3)(4)	277	289

	PAR VALUE	VALUE

Non-Agency (continued)
Bayview Opportunity Master Fund IVb Trust
16-SPL2, B1 144A, 4.250%, 6/28/53(3)(4)	$145	$150
17-SPL3, B1 144A, 4.250%, 11/28/53(3)(4)	355	371
Colony Starwood Homes Trust 16-2A, C 144A , (1 month LIBOR + 2.150%) 3.384%, 12/17/33(3)(4)	485	485
COLT Mortgage Loan Trust Funding LLC 17-1, A3 144A 3.074%, 5/27/47(3)(4)	145	147
Credit Suisse Commercial Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	174	166
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(3)(4)	294	299
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	124	125
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	393	352
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(4)	66	66
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	355	371
JPMorgan Chase Commercial Mortgage Securities Trust 14-C22, A4 3.801%, 9/15/47	300	316
JPMorgan Chase Mortgage Trust
04-A4, 2A1, 3.464%, 9/25/34(3)	354	361
14-1, 1A1 144A, 4.000%, 1/25/44(3)(4)	252	260
16-1, M2 144A, 3.750%, 4/25/45(3)(4)	373	380

See Notes to Financial Statements

13

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
16-2, M2 144A, 3.750%, 12/25/45(3)(4)	$394	$401
16-5, A1 144A, 2.609%, 12/25/46(3)(4)	752	753
17-3, 2A2 144A, 2.500%, 8/25/47(3)(4)	256	255
MASTR Alternative Loan Trust 05-5, 2A3 5.500%, 7/25/25	199	187
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	274	282
Morgan Stanley - Bank of America (Merrill Lynch) Trust
13-C13, AS, 4.266%, 11/15/46	275	292
15-C22, AS, 3.561%, 4/15/48	685	696
Morgan Stanley Capital I Trust 08-T29, A4 6.498%, 1/11/43(3)(3A)	828	833
Motel 6 Trust 17-MTL6, A 144A , (1 month + 0.920%) 2.154%, 8/15/34(3)(4)	440	441
New Residential Mortgage Loan Trust
14-1A, A 144A, 3.750%, 1/25/54(3)(4)	390	402
15-2A, A1 144A, 3.750%, 8/25/55(3)(4)	397	410
16-1A, A1 144A, 3.750%, 3/25/56(3)(4)	194	199
16-4A, B1A 144A, 4.500%, 11/25/56(3)(4)	436	467
NovaStar Mortgage Funding Trust Series 04-4, M5 , (1 month LIBOR + 1.725%) 2.962%, 3/25/35(3)	545	546
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(4)	360	374

	PAR VALUE	VALUE

Non-Agency (continued)
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	$381	$391
Sequoia Mortgage Trust 13-8, B1 3.532%, 6/25/43(3)	175	177
Towd Point Mortgage Trust
15-1, A2 144A, 3.250%, 10/25/53(3)(4)	385	391
16-1, A1B 144A, 2.750%, 2/25/55(3)(4)	118	118
15-5, A2 144A, 3.500%, 5/25/55(3)(4)	480	494
15-2, 1M1 144A, 3.250%, 11/25/60(3)(4)	1,245	1,267
Vericrest Opportunity Loan Trust LVI LLC, 17-NPL3, A1 144A 3.500%, 3/25/47(3)(4)	322	325
Vericrest Opportunity Loan Trust LLC 15-NPL4, A1 144A 3.500%, 2/25/55(3)(4)	194	194
Verus Securitization Trust 17-2A, A1 144A 2.485%, 7/25/47(3)(4)	498	498
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	460	463

		19,409
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $31,612)		32,409
ASSET-BACKED SECURITIES—2.8%
American Credit Acceptance Receivables Trust 17-2, C 144A 2.860%, 6/12/23(4)	445	444
AmeriCredit Automobile Receivables Trust 14-1, D 2.540%, 6/8/20	705	709

See Notes to Financial Statements

14

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding LLC (AESOP) 16-1A, A 144A 2.990%, 6/20/22(4)	$500	$504
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	715	718
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(4)	378	373
DB Master Finance LLC 17-1A, A2I 144A 3.629%, 11/20/47(4)	430	430
Drive Auto Receivables Trust
15-DA, C 144A, 3.380%, 11/15/21(4)	698	704
17-2, C, 2.750%, 9/15/23	525	524
Drug Royalty II LP 2 14-1, A2 144A 3.484%, 7/15/23(4)	322	322
DT Auto Owner Trust 16-4A, C 144A 2.740%, 10/17/22(4)	585	586
Exeter Automobile Receivables Trust
13-1A, C 144A, 3.520%, 2/15/19(4)	102	102
15-2A, C 144A, 3.900%, 3/15/21(4)	615	625
Flagship Credit Auto Trust 17-3, C 144A 2.910%, 9/15/23(4)	520	520
Foursight Capital Automobile Receivables Trust 17-1, B 144A 3.050%, 12/15/22(4)	420	420
GLS Auto Receivables Trust 17-1A, B 144A 2.980%, 12/15/21(4)	530	529
Laurel Road Prime Student Loan Trust 17-B, A2FX 144A 2.770%, 8/25/42(4)	525	524
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(4)	450	453

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES (continued)
Murray Hill Marketplace Trust 16-LC1, A 144A 4.190%, 11/25/22(4)	$182	$183
MVW Owner Trust
16-1A, A 144A, 2.250%, 12/20/33(4)	451	444
17-1A, A 144A, 2.420%, 12/20/34(4)	520	519
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A , (1 month LIBOR + 1.750%) 2.984%, 9/27/21(3)(4)	780	782
Prestige Auto Receivables Trust 17-1A, C 144A 2.810%, 1/17/23(4)	520	521
Prosper Marketplace Issuance Trust 17-2A, B 144A 3.480%, 9/15/23(4)	440	441
Sierra Timeshare Receivables Funding LLC
12-3A, A 144A, 1.870%, 8/20/29(4)	123	124
13-1A, A 144A, 1.590%, 11/20/29(4)	98	98
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(4)	194	194
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(4)	448	454
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	589	589
Westlake Automobile Receivables Trust 17-2A, C 144A 2.590%, 12/15/22(4)	525	524
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $13,346)		13,360

See Notes to Financial Statements

15

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES—18.3%
Consumer Discretionary—2.0%
Beazer Homes USA, Inc. 6.750%, 3/15/25	$425	$448
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(6)	207	275
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	190	205
CalAtlantic Group, Inc. 5.250%, 6/1/26	380	393
Charter Communications Operating LLC 4.908%, 7/23/25	440	470
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(4)	385	394
Discovery Communications LLC 3.950%, 3/20/28	415	414
Eldorado Resorts, Inc. 6.000%, 4/1/25	195	205
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(4)	155	163
Horton (D.R.), Inc. 4.750%, 2/15/23	550	596
Lear Corp. 3.800%, 9/15/27	525	523
MDC Holdings, Inc. 5.500%, 1/15/24	540	582
Priceline Group, Inc. (The) 3.650%, 3/15/25	605	623
QVC, Inc. 4.375%, 3/15/23	600	623
Scientific Games International, Inc. 6.625%, 5/15/21	295	302
SFR Group S.A. 144A 7.375%, 5/1/26(4)	465	501
Signet UK Finance plc 4.700%, 6/15/24	630	624
Sirius XM Radio, Inc. 144A 5.000%, 8/1/27(4)	365	372
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(4)	215	228

	PAR VALUE	VALUE

Consumer Discretionary (continued)
TRI Pointe Group, Inc. 5.875%, 6/15/24	$465	$497
Vista Outdoor, Inc. 5.875%, 10/1/23	360	370
Wyndham Worldwide Corp.
5.100%, 10/1/25	560	586
4.500%, 4/1/27	120	120

		9,514

Consumer Staples—0.7%
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	525	543
BAT Capital Corp. 144A 3.222%, 8/15/24(4)	525	526
CVS Health Corp. 2.875%, 6/1/26	645	623
Flowers Foods, Inc. 4.375%, 4/1/22	600	637
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	435	417
Safeway, Inc. 7.250%, 2/1/31	335	288
Smithfield Foods, Inc.
144A, 2.650%, 10/3/21(4)	16	16
144A, 4.250%, 2/1/27(4)	123	127
Tops Holding LLC 144A 8.000%, 6/15/22(4)	475	316

		3,493

Energy—1.5%
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(4)	185	200
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	280	301
Crestwood Midstream Partners LP 5.750%, 4/1/25	310	317
Enbridge Energy Partners LP
4.375%, 10/15/20	90	95
5.875%, 10/15/25	355	405

See Notes to Financial Statements

16

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Energy (continued)
Energy Transfer Partners LP 4.200%, 4/15/27	$185	$187
EP Energy LLC 144A 8.000%, 11/29/24(4)	175	177
FTS International, Inc. 6.250%, 5/1/22	185	169
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	340	359
HollyFrontier Corp. 5.875%, 4/1/26	475	517
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	595	746
MPLX LP 4.875%, 12/1/24	785	846
NGL Energy Partners LP 5.125%, 7/15/19	460	460
NuStar Logistics LP 5.625%, 4/28/27	150	158
Oasis Petroleum, Inc. 6.875%, 1/15/23	170	172
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(4)	141	141
7.375%, 1/17/27	575	633
Petroleos Mexicanos
6.875%, 8/4/26	430	489
144A, 6.500%, 3/13/27(4)	265	294
PTTEP Treasury Center Co., Ltd. 144A ,4.875%,(4)(7)	213	217
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425	478

		7,361

Financials—6.0%
AerCap Ireland Capital DAC 3.650%, 7/21/27	570	568
Allstate Corp. (The), 5.750%, 8/15/53(8)	455	499

	PAR VALUE	VALUE

Financials (continued)
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	$590	$603
Ares Capital Corp.
4.875%, 11/30/18	80	82
3.875%, 1/15/20	221	227
3.500%, 2/10/23	180	178
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	595	571
Banco de Credito del Peru 144A , 6.125%, 4/24/27(4)	440	486
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600	636
Banco Internacional del Peru SAA Interbank 144A , 6.625%, 3/19/29(4)	465	524
Banco Santander Chile 144A 3.875%, 9/20/22(4)	430	452
Bancolombia S.A. 5.125%, 9/11/22	580	616
Bank of America Corp.
5.625%, 7/1/20	715	779
4.200%, 8/26/24	910	956
Brookfield Finance LLC 4.000%, 4/1/24	576	596
Capital One Financial Corp.
4.200%, 10/29/25	540	555
3.750%, 7/28/26	495	490
Citigroup, Inc. 4.050%, 7/30/22	600	628
Compass Bank 3.875%, 4/10/25	705	703
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(4)	640	646
Discover Financial Services 3.950%, 11/6/24	570	583
Ford Motor Credit Co., LLC 5.750%, 2/1/21	535	587
FS Investment Corp.
4.250%, 1/15/20	525	538
4.750%, 5/15/22	115	119

See Notes to Financial Statements

17

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Financials (continued)
General Motors Financial Co., Inc.
4.200%, 3/1/21	$235	$246
3.450%, 4/10/22	85	86
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	875	982
ING Groep N.V. , 6.000%(7)(8)	445	458
iStar, Inc.
6.000%, 4/1/22	165	171
5.250%, 9/15/22	120	122
Jefferies Group LLC
5.125%, 1/20/23	260	284
4.850%, 1/15/27	255	268
JPMorgan Chase & Co. 3.300%, 4/1/26	875	877
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	537
Kimco Realty Corp. 3.300%, 2/1/25	535	534
Leucadia National Corp. 5.500%, 10/18/23	460	492
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	630
Lincoln National Corp. 4.200%, 3/15/22	915	967
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	547
Manulife Financial Corp. 4.150%, 3/4/26	490	522
Morgan Stanley
3.125%, 7/27/26	620	608
6.375%, 7/24/42	610	827
Navient Corp.
7.250%, 9/25/23	100	109
6.750%, 6/25/25	275	286
Nordea Bank AB 144A 2.125%, 5/29/20(4)	300	300
OM Asset Management plc 4.800%, 7/27/26	500	516
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(4)(11)	375	402

	PAR VALUE	VALUE

Financials (continued)
Prudential Financial, Inc. , 5.625%, 6/15/43(8)	$585	$638
S&P Global, Inc. 4.000%, 6/15/25	570	599
Santander Holdings USA, Inc.
144A, 3.700%, 3/28/22(4)	445	453
144A, 4.400%, 7/13/27(4)	175	179
Societe Generale S.A. 144A 4.750%, 11/24/25(4)	535	566
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(4)	200	203
Teachers Insurance & Annuity Association of America 144A , 4.375%, 9/15/54(4)	510	515
Trinity Acquisition plc
3.500%, 9/15/21	40	41
4.400%, 3/15/26	195	207
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(4)	445	452
UBS AG 7.625%, 8/17/22	500	589
Wells Fargo & Co.
3.069%, 1/24/23	240	244
5.900%, 8/15/27	615	670

		28,749

Health Care—1.4%
Abbott Laboratories
3.400%, 11/30/23	105	108
3.750%, 11/30/26	460	472
AbbVie, Inc.
2.850%, 5/14/23	300	302
3.600%, 5/14/25	200	207
3.200%, 5/14/26	300	300
Becton Dickinson & Co.
3.363%, 6/6/24	93	94
3.700%, 6/6/27	550	554
Cardinal Health, Inc.
3.200%, 3/15/23	300	305
3.079%, 6/15/24	25	25
3.410%, 6/15/27	195	196
Community Health Systems, Inc. 6.250%, 3/31/23	225	222

See Notes to Financial Statements

18

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Health Care (continued)
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(4)(5)	$50	$52
Envision Healthcare Corp. 144A 6.250%, 12/1/24(4)	85	91
Forest Laboratories LLC 144A 4.875%, 2/15/21(4)	226	243
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(4)	100	106
HCA, Inc. 5.375%, 2/1/25	265	279
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	255	267
Mylan NV
3.000%, 12/15/18	150	152
3.150%, 6/15/21	135	137
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(4)	365	358
Owens & Minor, Inc. 3.875%, 9/15/21	110	112
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	195	194
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(4)	295	310
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(4)	230	218
Tenet Healthcare Corp.
4.500%, 4/1/21	330	337
144A, 4.625%, 7/15/24(4)	180	178
Valeant Pharmaceuticals International, Inc.
144A, 7.500%, 7/15/21(4)	60	60
144A, 6.500%, 3/15/22(4)	25	26
144A, 5.500%, 3/1/23(4)	155	136
144A, 7.000%, 3/15/24(4)	45	48
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	620	626

		6,715

	PAR VALUE	VALUE

Industrials—0.8%
Carpenter Technology Corp. 4.450%, 3/1/23	$560	$571
CNH Industrial N.V. 4.500%, 8/15/23	366	387
Continental Airlines Pass-Through-Trust 99-2, C2 Series AMBC 6.236%, 3/15/20	219	227
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/25(4)	387	407
GATX Corp. 3.250%, 9/15/26	80	79
Masco Corp.
5.950%, 3/15/22	251	283
4.450%, 4/1/25	190	203
Owens Corning 3.400%, 8/15/26	500	493
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(4)	225	231
Pitney Bowes, Inc. 3.875%, 5/15/22	424	417
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(4)	200	221
TransDigm, Inc.
6.000%, 7/15/22	345	358
6.500%, 5/15/25	140	144

		4,021

Information Technology—0.9%
Apple, Inc. 2.900%, 9/12/27	730	724
Arrow Electronics, Inc. 3.875%, 1/12/28	445	444
Broadcom Corp.
144A, 3.000%, 1/15/22(4)	195	198
144A, 3.625%, 1/15/24(4)	370	380
Dell International LLC
144A, 6.020%, 6/15/26(4)	100	111
144A, 8.100%, 7/15/36(4)	210	263
Flex Ltd. 4.750%, 6/15/25	595	643
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	335	354

See Notes to Financial Statements

19

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Information Technology (continued)
Verisk Analytics, Inc. 4.000%, 6/15/25	$585	$612
VMware, Inc.
2.950%, 8/21/22	223	224
3.900%, 8/21/27	240	242

		4,195

Materials—1.6%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(4)	405	431
Anglo American Capital plc 144A 4.000%, 9/11/27(4)	540	533
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(4)(8)	450	530
CRH America Finance, Inc. 144A 3.400%, 5/9/27(4)	440	442
Glencore Funding LLC 144A 4.000%, 3/27/27(4)	445	448
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(4)	495	514
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	850	879
NewMarket Corp. 4.100%, 12/15/22	649	674
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(4)	185	187
144A, 5.000%, 5/1/25(4)	250	254
OCP SA 144A 5.625%, 4/25/24(4)	485	522
Rusal Capital DAC 144A 5.125%, 2/2/22(4)	455	463
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(4)(11)	540	552
Standard Industries, Inc. 144A 6.000%, 10/15/25(4)	365	398
Valvoline, Inc. 144A 4.375%, 8/15/25(4)	365	371
Vulcan Materials Co. 3.900%, 4/1/27	445	455

		7,653

	PAR VALUE	VALUE

Real Estate—1.7%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	$295	$301
Brixmor Operating Partnership LP 3.875%, 8/15/22	160	165
Corporate Office Properties LP 3.600%, 5/15/23	610	612
Digital Realty Trust LP 5.250%, 3/15/21	540	586
Education Realty Operating Partnership LP 4.600%, 12/1/24	595	613
EPR Properties 4.750%, 12/15/26	615	636
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	375	378
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	460	459
Hospitality Properties Trust 4.950%, 2/15/27	550	576
Kilroy Realty LP 4.375%, 10/1/25	550	578
LifeStorage LP 3.500%, 7/1/26	295	284
MPT Operating Partnership LP
6.375%, 3/1/24	55	59
5.500%, 5/1/24	275	288
5.000%, 10/15/27	200	205
National Retail Properties, Inc. 4.000%, 11/15/25	170	174
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	471
Select Income REIT 4.500%, 2/1/25	590	596
Uniti Group, Inc. 144A 7.125%, 12/15/24(4)	370	313

See Notes to Financial Statements

20

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Real Estate (continued)
Welltower, Inc. 4.000%, 6/1/25	$625	$651

		7,945

Telecommunication Services—0.8%
AT&T, Inc.
3.875%, 8/15/21	1,185	1,240
3.900%, 8/14/27	195	195
Frontier Communications Corp. 10.500%, 9/15/22	370	323
Qwest Corp. 7.250%, 9/15/25	360	398
Sprint Spectrum Co., LLC 144A 3.360%, 3/20/23(4)	200	203
Telefonica Emisiones SAU 4.570%, 4/27/23	510	557
Verizon Communications, Inc.
2.946%, 3/15/22	525	534
4.125%, 3/16/27	450	470

		3,920

Utilities—0.9%
Dominion Energy, Inc. 2.962%, 7/1/19	50	51
Duke Energy Corp. 2.650%, 9/1/26	515	492
Dynegy, Inc. 7.375%, 11/1/22	405	423
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(4)	440	456
Exelon Corp. 3.497%, 6/1/22	620	639
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(4)	630	667
Southern Power Co. 4.150%, 12/1/25	665	699
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(4)	610	651

	PAR VALUE	VALUE

Utilities (continued)
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(4)	$455	$473

		4,551
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $85,670)		88,117
LOAN AGREEMENTS(3)—1.5%
Consumer Discretionary—0.3%
Caesars Entertainment Resort Properties LLC Tranche B, First Lien , (1 month LIBOR + 3.500%) 4.735%, 10/11/20	390	391
Caesars Growth Properties Holdings LLC 2017, First Lien , (1 month LIBOR + 3.000%) 4.235%, 5/8/21	179	179
Playa Resorts Holding B.V. , (3 month LIBOR + 3.000%) 4.320%, 4/29/24	45	45
Scientific Games International, Inc. Tranche B-4 , (1 month LIBOR + 3.250%) 4.504%, 8/14/24	150	150
Seminole Tribe of Florida Tranche B , (3 month LIBOR + 2.000%) 3.456%, 7/8/24	285	286
U.S. Farathane LLC , (weekly LIBOR + 3.500%) 4.833%, 12/31/21	310	311
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 4.490%, 8/18/23	238	239

		1,601

See Notes to Financial Statements

21

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

LOAN AGREEMENTS(3) (continued)
Consumer Staples—0.2%
Albertson’s LLC 2017-1, Tranche B-4 , (1 month LIBOR + 2.750%) 3.985%, 8/25/21	$324	$312
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 3.804%, 10/30/22	274	270
TKC Holdings, Inc. First Lien , (2 month LIBOR + 4.250%) 5.522%, 2/1/23	204	206

		788

Energy—0.1%
Jonah Energy LLC Second Lien , (3 month PRIME + 5.500%) 9.750%, 5/12/21	285	285
Ultra Resources, Inc. , (3 month LIBOR + 3.000%) 4.309%, 4/12/24	290	289

		574

Health Care—0.3%
CHG Healthcare Services, Inc. First Lien , (3 month LIBOR + 3.250%) 4.561%, 6/7/23	249	252
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 5.500%, 4/29/24	130	131
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.240%, 12/1/23	49	49
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 6.735%, 2/15/23	91	92

	PAR VALUE	VALUE

Health Care (continued)
MMM Holdings, Inc. , (3 month LIBOR + 8.750%) 10.250%, 6/30/19	$89	$89
MSO of Puerto Rico, Inc. , (3 month LIBOR + 8.750%) 10.250%, 6/30/19	65	64
NVA Holdings, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.333%, 8/14/22	214	215
Parexel International Corp. Tranche B (3 month LIBOR + 3.000%) 0.000%, 9/27/24(13)	55	55
Quorum Health Corp. , (3 month LIBOR + 6.750%) 8.026%, 4/29/22	222	225

		1,172

Industrials—0.2%
Accudyne Industries LLC , (3 month LIBOR + 3.750%) 5.083%, 8/18/24	200	200
Advanced Disposal Services, Inc. , (weekly LIBOR + 2.750%) 3.947%, 11/10/23	41	41
Navistar, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.240%, 8/7/20	292	293
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.067%, 2/28/22	355	358
Zodiac Pool Solutions LLC Tranche B-1, First Lien , (3 month LIBOR + 4.000%) 5.333%, 12/20/23	253	256

		1,148

See Notes to Financial Statements

22

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

LOAN AGREEMENTS(3) (continued)
Information Technology—0.1%
Rackspace Hosting, Inc. 2017 Refinancing Tranche B, First Lien , (3 month LIBOR + 3.000%) 4.311%, 11/3/23	$305	$304

Materials—0.1%
Anchor Glass Container Corp. 2017, First Lien , (3 month LIBOR + 2.750%) 4.024%, 12/7/23	43	43
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 5.962%, 8/17/22	395	279
Ineos U.S. Finance LLC 2022 , (1 month LIBOR + 2.750%) 3.985%, 3/31/22	15	15
Tronox Finance LLC
First Lien, (3 month LIBOR + 3.000%) 0.000%, 9/23/24(13)	20	20
First Lien, (3 month LIBOR + 3.000%) 0.000%, 9/23/24(13)	45	45

		402

Real Estate—0.0%
Capital Automotive LP Tranche B-2, First Lien 4.240%, 3/25/24	49	49

Telecommunication Services—0.1%
Level 3 Financing, Inc. 2024, Tranche B , (1 month LIBOR + 2.250%) 3.486%, 2/22/24	350	350
UPC Financing Partnership , (1 month LIBOR + 2.750%) 3.984%, 4/15/25	150	150

		500

	PAR VALUE		VALUE

Utilities—0.1%
Energy Future Intermediate Holding Co. LLC , (1 month LIBOR + 3.000%) 4.235%, 6/30/18	$210		$211
NRG Energy, Inc. , (3 month LIBOR + 2.250%) 3.583%, 6/30/23	264		265
Vistra Operations Company LLC
Tranche C, (1 month LIBOR + 2.750%) 3.982%, 8/4/23	38		38
(1 month LIBOR + 2.750%) 3.983%, 8/4/23	169		169

			683
TOTAL LOAN AGREEMENTS (Identified Cost $7,288)			7,221
	SHARES
PREFERRED STOCKS—1.2%
Financials—0.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%	450	(9)	467
Citigroup, Inc. Series T, 6.250%	605	(9)	681
JPMorgan Chase & Co. Series Z, 5.300%	550	(9)	573
KeyCorp Series D, 5.000%	490	(9)	507
M&T Bank Corp. Series F, 5.125%	490	(9)	518
PNC Financial Services Group, Inc.
Series R, 4.850%	490	(9)	504
Series S, 5.000%	490	(9)	513
Zions Bancorp 6.950%	23,200		692

			4,455

Industrials—0.3%
General Electric Co. Series D, 5.000%	1,273	(9)	1,346
TOTAL PREFERRED STOCKS (Identified Cost $5,292)			5,801

See Notes to Financial Statements

23

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—63.9%
Consumer Discretionary—13.2%
Amazon.com, Inc.(2)	10,030	$9,642
Ctrip.com International Ltd. ADR(2)	129,502	6,830
Home Depot, Inc. (The)	29,750	4,866
IMAX Corp.(2)	67,100	1,520
Kroton Educacional S.A. Sponsored ADR	312,770	1,964
Las Vegas Sands Corp.	109,810	7,045
McDonald’s Corp.	22,150	3,471
MercadoLibre, Inc.	4,340	1,124
Netflix, Inc.(2)	34,640	6,282
NIKE, Inc. Class B	78,290	4,059
Priceline Group, Inc. (The)(2)	4,110	7,525
Ross Stores, Inc.	60,140	3,883
Sony Corp. Sponsored ADR	51,716	1,931
Starbucks Corp.	63,470	3,409

		63,551

Consumer Staples—4.3%
Costco Wholesale Corp.	11,240	1,847
Fomento Economico Mexicano SAB de C.V. ADR	22,141	2,115
Marine Harvest ASA Sponsored ADR(2)	100,146	1,987
Monster Beverage Corp.(2)	152,300	8,414
Philip Morris International, Inc.	54,560	6,057

		20,420

Energy—2.6%
Cabot Oil & Gas Corp.	77,970	2,086
Core Laboratories N.V.	25,640	2,531
Pioneer Natural Resources Co.	22,760	3,358
Statoil ASA Sponsored ADR	117,949	2,369
TechnipFMC plc(2)	77,376	2,160

		12,504

Financials—5.9%
Bank of America Corp.	250,450	6,346
BNP Paribas S.A. ADR	62,050	2,509

	SHARES	VALUE

Financials (continued)
BOC Hong Kong Holdings Ltd. Sponsored ADR	14,900	$1,439
CaixaBank S.A. ADR	1,397,635	2,320
Charles Schwab Corp. (The)	75,310	3,294
DBS Group Holdings Ltd. Sponsored ADR	38,201	2,353
ING Groep N.V. Sponsored ADR	132,050	2,432
MarketAxess Holdings, Inc.	5,910	1,090
ORIX Corp. Sponsored ADR	28,822	2,333
UBS Group AG Registered Shares	132,466	2,272
Zurich Insurance Group AG ADR	70,622	2,161

		28,549

Health Care—6.5%
Allergan plc	9,024	1,850
BioMarin Pharmaceutical, Inc.(2)	39,710	3,696
Celgene Corp.(2)	58,220	8,490
Danaher Corp.	40,830	3,502
HealthEquity, Inc.(2)	49,650	2,511
ICON plc(2)	25,328	2,884
Illumina, Inc.(2)	18,410	3,667
Zoetis, Inc.	72,340	4,613

		31,213

Industrials—4.9%
Airbus SE ADR	98,628	2,337
Ashtead Group plc ADR	24,368	2,350
Caterpillar, Inc.	33,210	4,142
Kansas City Southern	22,740	2,471
Nidec Corp. Sponsored ADR	94,060	2,887
RELX plc Sponsored ADR	96,415	2,155
Rockwell Automation, Inc.	12,840	2,288
Roper Technologies, Inc.	19,080	4,644

		23,274

Information Technology—22.6%
Accenture plc Class A	28,300	3,822
Activision Blizzard, Inc.	66,650	4,300

See Notes to Financial Statements

24

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Alibaba Group Holding Ltd. Sponsored ADR(2)	87,080	$15,040
Alphabet, Inc. Class A(2)	4,000	3,895
Amphenol Corp. Class A	85,980	7,277
Broadcom Ltd.	8,686	2,107
Check Point Software Technologies Ltd.(2)	18,690	2,131
CoStar Group, Inc.(2)	11,820	3,171
Facebook, Inc. Class A(2)	133,390	22,792
Gartner, Inc.(2)	22,210	2,763
Hitachi Ltd. ADR	35,829	2,529
NVIDIA Corp.	42,490	7,596
Paycom Software, Inc.(2)	54,210	4,064
SAP SE Sponsored ADR	19,576	2,146
Tencent Holdings Ltd. ADR	108,140	4,749
Visa, Inc. Class A	87,040	9,160
Workday, Inc. Class A(2)	48,970	5,161
Yandex N.V. Class A(2)	181,360	5,976

		108,679

Materials—2.5%
Anhui Conch Cement Co., Ltd. ADR	113,092	2,274
Ecolab, Inc.	29,700	3,820
Fortescue Metals Group Ltd. Sponsored ADR	207,934	1,684
Heidelbergcement AG ADR	104,897	2,157
Toray Industries, Inc. ADR	112,954	2,255

		12,190

Real Estate—0.6%
Lendlease Group Sponsored ADR	191,425	2,699

Telecommunication Services—0.4%
Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	52,607	1,804

Utilities—0.4%
Veolia Environnement S.A. ADR	87,592	2,016
TOTAL COMMON STOCKS (Identified Cost $247,852)		306,899

	SHARES	VALUE

AFFILIATED MUTUAL FUND(10)—0.6%
Virtus Newfleet Credit Opportunities Fund Class R6(2)	287,054	$2,810
TOTAL AFFILIATED MUTUAL FUND
(Identified Cost $2,869)		2,810
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $411,245)		474,143	(12)
SHORT-TERM INVESTMENT—0.7%
Money Market Mutual Fund(10)—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)	3,352,935	3,353
TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,353)		3,353
TOTAL INVESTMENTS—99.4% (Identified Cost $414,598)		477,496(1)
Other assets and liabilities, net—0.6%		2,753

NET ASSETS—100.0%		$480,249

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2017, see Note 7 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are

See Notes to Financial Statements

25

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $52,325 or 10.9% of net assets.
(5)	100% of the income received was in cash.
(6)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(7)	No contractual maturity date.
(8)	Interest payments may be deferred.
(9)	Value shown as par value.
(10)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(11)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(13)	This loan will settle after September 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.

Country Weightings (Unaudited)†
United States	73%
China	6
Japan	3
France	2
United Kingdom	2
Ireland	1
Russia	1
Other	12
Total	100%

†	% of total investments as of September 30, 2017

See Notes to Financial Statements

26

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$13,360	$—	$13,360
Corporate Bonds and Notes	88,117	—	88,117
Foreign Government Securities	4,623	—	4,623
Loan Agreements	7,221	—	7,221
Mortgage-Backed Securities	32,409	—	32,409
Municipal Bonds	4,387	—	4,387
U.S. Government Securities	8,516	—	8,516
Equity Securities:
Affiliated Mutual Fund	2,810	2,810	—
Common Stocks	306,899	306,899	—
Preferred Stocks	5,801	692	5,109
Short-Term Investment	3,353	3,353	—

Total Investments	$477,496	$313,754	$163,742

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

See Notes to Financial Statements

27

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total Value	Corporate Bonds and Notes	Loan Agreements
Balance as of March 31, 2017	$854	$557	$297
Accrued discount/(premium)	— (c)	— (c)	— (c)
Realized gain (loss)	(450)	(457)	7
Change in unrealized appreciation/(depreciation)(d)	445	453	(8)
Purchases	—	—	—
Sales(b)	(849)	(553)	(296)
Transfers into Level 3(a)	—	—	—
Transfers from Level 3(a)	—	—	—

Balance as of September 30, 2017	—	—	$—

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	Included in the related net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements

28

VIRTUS STRATEGIC ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017

(Reported in thousands except shares and per share amounts)

Assets
Investment in unaffiliated securities at value(1)	$474,686
Investment in affiliated fund at value(2)	2,810
Cash	2,429
Receivables
Investment securities sold	2,625
Fund shares sold	7
Dividends and interest receivable	1,775
Tax reclaims	23
Prepaid expenses	24
Prepaid trustee retainer	6
Other assets	16

Total assets	484,401

Liabilities
Payables
Fund shares repurchased	228
Investment securities purchased	3,316
Investment advisory fees	216
Distribution and service fees	117
Administration fees	49
Transfer agent fees and expenses	129
Professional fees	32
Trustee deferred compensation plan	16
Other accrued expenses	49

Total liabilities	4,152

Net Assets	$480,249

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$415,267
Accumulated undistributed net investment income (loss)	(242)
Accumulated undistributed net realized gain (loss)	2,326
Net unrealized appreciation (depreciation) on investments	62,898

Net Assets	$480,249

Class A
Net asset value (net assets/shares outstanding) per share	$14.29
Maximum offering price per share NAV/(1–5.75%)	$15.16
Shares of beneficial interest outstanding, no par value, unlimited authorization	31,520,240
Net Assets	$450,516
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$14.16
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,100,415
Net Assets	$29,733

(1) Investment in unaffiliated securities at cost	$411,729

(2) Investment in affiliated fund at cost	$2,869

See Notes to Financial Statements

29

VIRTUS STRATEGIC ALLOCATION FUND

STATEMENTS OF OPERATIONS

($ reported in thousands)

	Fiscal Period Ended September 30, 2017(2)	Year Ended March 31, 2017
Investment Income
Dividends	2,394	$4,900
Dividends from affiliated fund	97	150
Interest	3,548	7,707
Security lending, net of fees	— (1)	28
Foreign taxes withheld	(117)	(120)

Total investment income	5,922	12,665

Expenses
Investment advisory fees	1,311	2,666
Distribution and service fees, Class A	558	1,121
Distribution and service fees, Class B	—	4
Distribution and service fees, Class C	153	357
Administration fees	308	636
Transfer agent fees and expenses	303	688
Registration fees	24	55
Printing fees and expenses	46	130
Custodian fees	82	97
Professional fees	36	57
Trustees’ fees and expenses	29	55
Miscellaneous expenses	24	47

Total expenses	2,874	5,913
Less expenses reimbursed and/or waived by investment adviser	(8)	(19)
Earnings credit from custodian	—	(2)
Custody fees reimbursed (Note 11)	—	(436)
Low balance account fees	—	(13)

Net expenses	2,866	5,443

Net investment income (loss)	3,056	7,222

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	5,109	34,480
Net realized gain (loss) on affiliated investment	(1)	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	34,018	(9,294)
Net change in unrealized appreciation (depreciation) on affiliated investment	(57)	153

Net realized and unrealized gain (loss) on Investments	39,069	25,339

Net increase (decrease) in net assets resulting from operations	42,125	$32,561

(1)	Amount less than $500.
(2)	Fund changed its fiscal year end to September 30 during the period.

See Notes to Financial Statements

30

VIRTUS STRATEGIC ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Fiscal Period Ended September 30, 2017(4)	Year Ended March 31, 2017	Year Ended March 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$3,056	$7,222	$10,818
Net realized gain (loss)	5,108	34,480	264
Net change in unrealized appreciation (depreciation)	33,961	(9,141)	(47,912)

Increase (decrease) in net assets resulting from operations	42,125	32,561	(36,830)

From Distributions to Shareholders
Net investment income, Class A	(3,099)	(6,925)	(8,862)
Net investment income, Class B	—	(3)	(7)
Net investment income, Class C	(88)	(322)	(456)
Net realized short-term gains, Class A	—	(4,563)	—
Net realized short-term gains, Class B	—	(4)	—
Net realized short-term gains, Class C	—	(360)	—
Net realized long-term gains, Class A	(10)	(29,407)	(15,612)
Net realized long-term gains, Class B	—	(23)	(22)
Net realized long-term gains, Class C	(1)	(2,326)	(1,441)

Decrease in net assets from distributions to shareholders	(3,198)	(43,933)	(26,400)

From Share Transactions
Sale of shares
Class A (382, 485 and 888 shares, respectively)	5,244	6,467	12,687
Class B (0, —(1) and —(1) shares, respectively)	—	— (2)	2
Class C (17, 66 and 419 shares, respectively)	232	874	6,083

Reinvestment of distributions
Class A (204, 3,012 and 1,572 shares, respectively)	2,852	38,224	22,775
Class B (0, 2 and 2 shares, respectively)	—	30	29
Class C (6, 212 and 117 shares, respectively)	86	2,658	1,694

Conversion of shares(3)
To Class A (0, 21 and 0 shares, respectively)	—	279	—
From Class B (0, 21 and 0 shares, respectively)	—	(279)	—

Shares repurchased
Class A (2,079, 4,545 and 4,115 shares, respectively)	(28,665)	(61,067)	(58,177)
Class B (0, 21 and 18 shares, respectively)	—	(284)	(258)
Class C (401, 694 and 770 shares, respectively)	(5,452)	(9,236)	(10,671)

Increase (decrease) in net assets from share transactions	(25,703)	(22,334)	(25,836)

Net increase (decrease) in net assets	13,224	(33,706)	(89,066)

Net Assets
Beginning of period	467,025	500,731	589,797

End of period	$480,249	$467,025	$500,731

Accumulated undistributed net investment income (loss) at end of period	$(242)	$(129)	$(287)

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
(3)	See Note 1 in Notes to Financial Statements for more information.
(4)	Fund changed its fiscal year end to September 30 during the period.

See Notes to Financial Statements

31

VIRTUS STRATEGIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A
4/1/17 to 9/30/17(7)	$13.17	0.09	1.13	1.22	(0.10)	— (4)	(0.10)
4/1/16 to 3/31/17	13.55	0.21	0.69	0.90	(0.21)	(1.07)	(1.28)
4/1/15 to 3/31/16	15.18	0.29	(1.22)	(0.93)	(0.25)	(0.45)	(0.70)
4/1/14 to 3/31/15	15.54	0.29	0.33	0.62	(0.30)	(0.68)	(0.98)
4/1/13 to 3/31/14	15.35	0.30	1.65	1.95	(0.29)	(1.47)	(1.76)
4/1/12 to 3/31/13	14.58	0.20	0.78	0.98	(0.21)	—	(0.21)

Class C
4/1/17 to 9/30/17(7)	$13.04	0.04	1.12	1.16	(0.04)	— (4)	(0.04)
4/1/16 to 3/31/17	13.44	0.11	0.68	0.79	(0.12)	(1.07)	(1.19)
4/1/15 to 3/31/16	15.06	0.18	(1.21)	(1.03)	(0.14)	(0.45)	(0.59)
4/1/14 to 3/31/15	15.43	0.17	0.33	0.50	(0.19)	(0.68)	(0.87)
4/1/13 to 3/31/14	15.26	0.18	1.63	1.81	(0.17)	(1.47)	(1.64)
4/1/12 to 3/31/13	14.50	0.09	0.77	0.86	(0.10)	—	(0.10)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

32

VIRTUS STRATEGIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Payments from Affiliates		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

—		1.12	$14.29	9.26	%(9)	$450,516	1.15	%(8)	1.16	%(8)	1.33	%(8)	24	%(9)
—		(0.38)	13.17	7.13	(6)	434,712	1.16	(5)(6)	1.16		1.46	(6)	100
—	(4)	(1.63)	13.55	(6.37)		461,276	1.12		1.13		2.05		75
—		(0.36)	15.18	4.08		541,818	1.10		1.10		1.89		62
—		0.19	15.54	13.79		570,784	1.10		1.10		1.97		57
—		0.77	15.35	6.77		559,955	1.10		1.10		1.39		121

—		1.12	$14.16	8.91	%(9)	$29,733	1.92	%(8)	1.92	%(8)	0.58	%(8)	24	%(9)
—		(0.40)	13.04	6.33	(6)	32,313	1.91	(5)(6)	1.91		0.71	(6)	100
—	(4)	(1.62)	13.44	(7.06)		38,913	1.87		1.88		1.31		75
—		(0.37)	15.06	3.29		47,131	1.85		1.85		1.12		62
—		0.17	15.43	12.89		41,713	1.85		1.85		1.22		57
—		0.76	15.26	5.95		40,937	1.85		1.85		0.64		121

(1)	Sales charges, where applicable, are not reflected in total return calculation.
(2)	Computed using average shares outstanding.
(3)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Amount is less than $0.005 per share.
(5)	Net expense ratios includes extraordinary proxy expenses.
(6)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by 0.09% (Class A) and 0.09% (Class C). Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return by 0.09% (Class A) and 0.09% (Class C). See Note 11 in Notes to Financial Statements for a further explanation on the custody fees reimbursed.
(7)	The Fund changed its fiscal year end to September 30 during the period.
(8)	Annualized.
(9)	Not annualized.

See Notes to Financial Statements

33

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017

Note 1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective September 21, 2017 the Fund changed its fiscal year end from March 31 to September 30.

As of the date of this report, 11 diversified funds of the Trust are offered for sale of which the Strategic Allocation Fund (the “Fund”) is reported in this annual report. The Fund’s investment objectives are outlined in the Fund Summary Page. There is no guarantee that the Fund will achieve its objectives.

The Fund offers Class A shares and Class C shares. Effective March 6, 2017, all Class B shares were converted to Class A shares. Prior to March 6, 2017, Class B shares could be purchased by existing shareholders through qualifying transactions.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low Balance Account Fees” in the Fund’s Statement of Operations for the period, as applicable.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive voting rights with respect to such plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each Class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued

34

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the NYSE, generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally

35

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal period-end, and may differ from the estimated amounts.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

36

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.

37

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At September 30, 2017, all loan agreements held by the Fund are assignment loans.

H.	When-issued and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Securities Lending

($ reported in thousands)

During the period, the Fund was permitted to loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, when doing so the Fund was required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral, consisting of cash and securities issued by the U.S. Government or its agencies, was adjusted daily in connection with changes in the market value of securities on loan. Cash collateral was invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker were recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. Effective July 31, 2017, securities lending was suspended on the Fund, and the agreement with BBH was terminated on August 14, 2017.

38

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

J.	Earnings Credit and Interest

Through an arrangement with the Fund’s previous custodian, which ended in September 2017, the Fund received either an earnings credit or interest on agreed upon target un-invested cash balances to reduce the Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in the Fund’s Statements of Operations for the period, as applicable.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion - $2 Billion	$2+ Billion
0.55%	0.50%	0.45%

During the period covered by these financial statements, the Fund invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Virtus Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $8. This waiver is included in “Less expenses reimbursed and/or waived by investment adviser” in the Statement of Operations.

B.	Subadvisers

The subadvisers manage the investments of the Fund for which they are paid a fee by the Adviser.

Newfleet Asset Management, LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s fixed income portfolio. Kayne Anderson Rudnick Investment Management, LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s domestic equity portfolio and Duff & Phelps Investment Management Co., an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s international equity portfolio.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect, wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the fiscal period (the “period”) ended September 30, 2017, it retained net commissions of $60 for Class A shares and CDSC of $0 and $—(1) for Class A shares and Class C shares, respectively.

(1)	Amount is less than $500.

39

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; and Class C shares 1.00%.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect, wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Trust.

For the period ended September 30, 2017, the Fund incurred administration fees totaling $231 which are included in the Statement of Operations within the line item “Administration fees”.

For the period ended September 30, 2017, the Fund incurred transfer agent fees totaling $189 which are included in the Statement of Operations within the line item “Transfer agent fees and expenses”. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Investments in Affiliates

A summary of total long-term and short-term purchases and sales of the affiliated underlying fund, Virtus Newfleet Credit Opportunities Fund, during the period ended September 30, 2017, is as follows:

Value, beginning of period	Purchases	Sales	Realized gain (loss)	Net Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Distributions of Realized Gains
$3,567	$—	$(699)	(1)	(57)	$2,810	$97	$—

The Fund does not invest in the underlying fund for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets.

F.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at September 30, 2017.

40

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2017, were as follows:

Purchases	Sales
$100,476	$123,235

Purchases and sales of long-term U.S. Government and agency securities during the period ended September 30, 2017, were as follows:

Purchases	Sales
$12,927	$16,273

Note 5. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 6. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadvisers to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7. Federal Income Tax Information

($ reported in thousands)

At September 30, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$416,284	$65,149	$(3,937)	$61,212

41

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2017, the Fund deferred and recognized qualified late-year losses as follows:

Late Year Ordinary Loss Deferred	Late Year Ordinary Loss Recognized	Capital Losses Deferred	Capital Losses Recognized
$—	$—	$—	$2,256

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) (which is disclosed above) consist of the following:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains
$667	$3,123

Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The tax character of dividends and distributions paid during the periods ended was as follows:

	September 30, 2017	March 31, 2017	March 31, 2016
Ordinary Income	$3,187	$12,177	$9,325
Long-Term Capital Gains	11	31,756	17,075

Total	$3,198	$43,933	$26,400

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest. The reclassifications have no impact on the net assets or NAV of the Fund. As of September 30, 2017, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

Capital Paid in on Shares of Beneficial Interest	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$—	$18	$(18)

Note 8. Borrowings

($ reported in thousands)

On September 18, 2017, the Fund and other affiliated funds of the Trust entered into a $150,000 unsecured line of credit. This Credit Agreement is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions

42

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

and trade fails, up to a limit of one-third the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the London Interbank Offered Rate (“LIBOR”) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

On June 29, 2016, the Fund and other affiliated funds of the Trust renewed a $50,000 secured line of credit. This Credit Agreement was with a commercial bank that allowed the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement had a term of 364 days and was renewable by the Funds with the bank’s consent and approval of the Board. Interest was charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees were charged on the undrawn balance. The Fund and other affiliated funds that were parties were individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank had the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default. On June 14, 2017, the term of this Credit Agreement was extended for an additional 90 days. Effective September 18, 2017, the Credit Agreement was terminated and replaced by a new credit facility.

The Fund had no outstanding borrowings at any time during the period ended September 30, 2017.

Note 9. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity; the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at September 30, 2017:

Aggregate Value	% of Fund’s net assets
$64	0.01%

At September 30, 2017, the Fund did not hold any securities that were illiquid or restricted.

43

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Note 10. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 11. Custody Fees Reimbursed

State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. The amount reimbursed, including interest, is shown in the Statement of Operations under “Custody fees reimbursed.”

Note 12. Recent Accounting Pronouncement

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulations S-X amendments.

Note 13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

44

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of

Virtus Equity Trust and Shareholders of

Virtus Strategic Allocation Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Strategic Allocation Fund (one of the funds constituting Virtus Equity Trust, hereafter referred to as the “Fund”) as of September 30, 2017, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2017 by correspondence with the custodians, brokers, transfer agent of the investee fund and the application of alternative procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 22, 2017

45

VIRTUS STRATEGIC ALLOCATION FUND

TAX INFORMATION NOTICE (Unaudited)

SEPTEMBER 30, 2017

For the fiscal period ended September 30, 2017, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amount below as long-term capital gains dividends (“LTCG”) taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amount, if subsequently different, will be designated in the next annual report.

QDI	DRD	LTCG
56%	25%	$3,126

46

FUND MANAGEMENT TABLES (Unaudited)

Information pertaining to the Trustees and officers of the Trust as of September 30, 2017, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

The address of each individual, unless otherwise noted, is c/o Virtus Equity Trust, 100 Pearl Street, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.

Independent Trustees

Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2016 87 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (9 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2016 91 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Gelfenbien, Roger A. YOB: 1943 Served Since: 2016 87 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2000), Virtus Variable Insurance Trust (9 portfolios); and Director (since 1999), USAllianz Variable Insurance Product Trust (42 portfolios).
Harris, Sidney E. YOB: 1949 Served Since: 2017 87 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2017), Virtus Mutual Fund Family (75 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (2012 to 2017), International University of the Grand Bassam; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 87 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (9 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2015 87 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (75 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); Trustee, Virtus Variable Insurance Trust (9 portfolios) (since 2008).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 87 Portfolios	Retired. Trustee (since 2017), Virtus Mutual Fund Family (75 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.

47

FUND MANAGEMENT TABLES (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
McLoughlin, Philip YOB: 1946 Served Since: 1996 95 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select Energy MLP Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (75 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 91 Portfolios	Retired. Trustee (since 2016) Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (75 portfolios).
Oates, James M. YOB: 1946 Served Since: 1996 91 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016) Virtus Variable Insurance Trust (9 portfolios); Director (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Chairman (2005 to 2017) and Trustee (since 2005), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (75 portfolios).
Segerson, Richard E. YOB: 1948 Served Since: 1996 87 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016) Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (9 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (75 portfolios).
Verdonck, Ferdinand L.J. YOB: 1942 Served Since: 2006 87 Portfolios	Director (1998 to 2015), The J.P. Morgan Continental European Investment Trust; Director (2005 to 2013), Galapagos N.V. (biotechnology); Director (1998 to 2015) Groupe SNEF; Vice Chairman (since 2014), Affirmed Therapeutics (biotechnology); and Mr. Verdonck is also a director of several non-U.S. companies. Trustee (since 2016) Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); and Trustee (since 2002), Virtus Mutual Fund Family (75 portfolios).

48

FUND MANAGEMENT TABLES (Unaudited) (Continued)

Interested Trustee

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 93 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 funds); Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (75 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.

*	Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

49

FUND MANAGEMENT TABLES (Unaudited) (Continued)

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc.. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President, Chief Financial Officer and Treasurer (2013 to 2016), Virtus Alternative Solutions Trust.
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013); Vice President (2005 to 2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Senior Vice President (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013) and Assistant Secretary (since 2012), Secretary and Chief Legal Officer (2005 to 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Senior Vice President and Assistant Secretary (2013 to 2014), Vice President and Assistant Secretary (2012 to 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2011 to 2012), Virtus Closed-End Funds; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.

50

FUND MANAGEMENT TABLES (Unaudited) (Continued)

Officers of the Trust Who Are Not Trustees (Continued)

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Engberg, Nancy J. YOB: 1956	Senior Vice President and Chief Compliance Officer (since 2017); Vice President and Chief Compliance Officer (2011 to 2017).

Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2016) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust;

Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2016) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Vice President & Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.

Short, Julia R. YOB: 1972	Senior Vice President (since 2017)	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013); Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

51

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103-7042

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Website Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com.

8013	11-17

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3. Audit Committee Financial Expert.

(a)(1)The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)The Registrant’s Board of Trustees has determined that each of Thomas J. Brown, Donald C. Burke and Richard E. Segerson possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each of Messrs. Brown, Burke and Segerson is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $261,865 for 2017 and $225,527 for the six months ended September 30, 2017. The Trust changed its fiscal period end from March 31 to September 30 during the period.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $11,813 for 2017 and $44,019 for the six months ended September 30, 2017. The Trust changed its fiscal period end from March 31 to September 30 during the period.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $55,600 for 2017 and $1,500 for the six months ended September 30, 2017. The Trust changed its fiscal period end from March 31 to September 30 during the period.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for the six months ended September 30, 2017. The Trust changed it’s fiscal period end from March 31 to September 30 during the period.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Equity Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Mr. Thomas J. Brown, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $482,558 for 2017 and $223,435 for the six months ended September 30, 2017. The Trust changed its fiscal period end from March 31 to September 30 during the period.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/11/2017

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	12/11/2017

* Print the name and title of each signing officer under his or her signature.